CALIFORNIA
INVESTMENT TRUST
----------------
44 Montgomery Street #2100
San Francisco, CA 94104

                                   CALIFORNIA
                                INVESTMENT TRUST
                                ----------------
                                 FUND GROUP(TM)



                               SEMI-ANNUAL REPORT

                               FEBRUARY 28, 1998

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of California Investment Trust Fund Group which contains information about the management fee and other costs. Investments in shares of the funds of California Investment Trust Fund Group are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund which is a Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

California Tax-Free Income Fund

California Insured Intermediate Fund

California Tax-Free Money Market Fund


U.S. Government Securities Fund

The United States Treasury Trust


S&P 500 Index Fund

S&P MidCap Index Fund

S&P SmallCap Index Fund

Equity Income Fund

                      CALIFORNIA TAX-FREE MONEY MARKET FUND
                            PORTFOLIO OF INVESTMENTS
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

     Par                                                                                                      Value
    Value                                                                            Rate      Maturity     (Note 1)
    -----                                                                            ----      --------     --------
VARIABLE RATE DEMAND NOTES** (53.34%)
                ANAHEIM PUBLIC IMPROVEMENT CORP.
$  2,900,000    Certificates of Participation, 1993 Refunding Project ...........    3.000%    03/04/98    $2,900,000
                CALIFORNIA HEALTH FACILITIES FIN. AUTHORITY
   4,000,000    Cottage Hospital Santa Barbara 1985 Series A, B, & C ............    3.000%    03/05/98     4,000,000
   3,000,000    Sutter/CHS Series 1996 ..........................................    3.650%    03/05/98     3,000,000
                CALIFORNIA POLLUTION CONTROL FINANCE AUTHORITY
   3,500,000    So Cal Edison Series 1986A ......................................    3.900%    03/02/98     3,500,000
   2,800,000    Shell Oil Company Series 1991A ..................................    3.550%    03/02/98     2,800,000
   3,600,000    Pacific Gas & Electric Series 1996C .............................    3.550%    03/04/98     3,600,000
                CALIFORNIA STATEWIDE COMMUNITIES DEV AUTHORITY
   3,200,000    St. Joseph Health System Obligated Group ........................    3.650%    03/02/98     3,200,000
                EASTERN MUNICIPAL WATER DISTRICT
   3,000,000    Water & Sewer Rev. Certificates of Participation ................    2.900%    03/05/98     3,000,000
                IRVINE RANCH WATER DISTRICT
   3,200,000    Consolidated Series, 1995 .......................................    3.650%    03/04/98     3,200,000
                LOS ANGELES MTA
   4,400,000    Tax Revenue Refunding Bonds, 1993 Series A ......................    2.900%    03/05/98     4,400,000
                LOS ANGELES COUNTY
   2,500,000    Pension Obligation Refunding Bonds ..............................    3.000%    03/04/98     2,500,000
                ORANGE COUNTY WATER DISTRICT
   3,500,000    Certificates of Participation, 1990 Project B ...................    3.600%    03/02/98     3,500,000
                RIVERSIDE REDEVELOPMENT AGENCY
   2,800,000    Multi-family Housing Revenue Bonds ..............................    2.950%    03/04/98     2,800,000
                SAN BERNARDINO COUNTY
   3,600,000    Certificates of Participation ...................................    3.050%    03/04/98     3,600,000
                SANTA CLARA, CITY OF
   1,000,000    Electric Revenue Series 1985A ...................................    3.050%    03/04/98     1,000,000
   1,000,000    Electric Revenue Series 1985C ...................................    3.050%    03/04/98     1,000,000
                SOUTH SAN FRANCISCO, CITY OF
     600,000    Certificates of Participation ...................................    3.300%    03/05/98       600,000
                SOUTHERN CA PUBLIC POWER AUTHORITY
   4,500,000    Power Project Revenue Bond, Series C ............................    3.000%    03/04/98     4,500,000
                TUSTIN, CITY OF
   1,529,000    Limited Obligation Improvement Bonds ............................    3.650%    03/02/98     1,529,000
                                                                                                          -----------
                   Total Variable Rate Demand Notes
                      (cost $54,629,000) ........................................                          54,629,000
                                                                                                          -----------
TAX AND REVENUE ANTICIPATION NOTES (19.28%)
   1,000,000    CA School Cash Res. Program .....................................    4.750%    07/02/98     1,002,918
   3,000,000    State of CA 1997 Revenue Anticipation Notes .....................    4.500%    06/30/98     3,007,142
   1,000,000    Cambell Union School District ...................................    4.500%    09/15/98     1,003,131
   1,500,000    Fremont Unified School District .................................    4.250%    06/30/98     1,501,670
   1,500,000    Hillsborough City School District ...............................    4.500%    07/09/98     1,503,343
   1,000,000    Los Angeles Unified School District .............................    4.500%    07/01/98     1,002,253
   1,750,000    Mountain View-Los Altos School District 1997 ....................    4.250%    07/02/98     1,752,383
   2,000,000    Sacramento County, CA, General Obligations ......................    4.500%    09/30/98     2,009,175
   1,950,000    San Carlos School District ......................................    4.250%    06/30/98     1,952,360

                     CALIFORNIA TAX-FREE MONEY MARKET FUND
                     PORTFOLIO OF INVESTMENTS--(Continued)
                               February 28, 1998
                                  (unaudited)

     Par                                                                                                      Value
    Value                                                                            Rate      Maturity     (Note 1)
    -----                                                                            ----      --------     --------
TAX AND REVENUE ANTICIPATION NOTES
$  2,000,000    San Jose Unified School District ................................    4.500%    10/08/98    $2,008,160
   1,500,000    San Mateo Union High School District ............................    4.500%    07/10/98     1,503,239
   1,500,000    Santa Rosa School District, 1997 ................................    4.500%    07/02/98     1,503,503
                                                                                                          -----------
                   Total Tax and Revenue Anticipation Notes
                      (cost $19,749,277) ........................................                          19,749,277
                                                                                                          -----------

COMMERCIAL PAPER (26.85%)
                CALIFORNIA EDUCATIONAL FACILITIES
   3,000,000    Carnegie Institution.............................................    3.450%    05/05/98     3,000,000
   1,000,000    Carnegie Institution ............................................    3.650%    04/02/98     1,000,000
                CALIFORNIA, STATE OF
   2,000,000    General Obligation ..............................................    3.300%    03/03/98     2,000,000
                EASTBAY MUNICIPAL UTILITY DISTRICT
   3,500,000    Water System Series .............................................    3.500%    03/11/98     3,500,000
                LA DEPARTMENT OF WATER & POWER
   2,500,000    Wastewater System ...............................................    3.500%    07/08/98     2,500,000
   1,000,000    Electric Plant Short-Term Revenue Certificates ..................    3.650%    06/03/98     1,000,000
                LOS ANGELES WASTEWATER SYSTEM
   3,500,000    Wastewater system revenue .......................................    3.450%    08/05/98     3,500,000
                METROPOLITAN WATER DISTRICT OF SO. CA
   2,400,000    Metropolitan Water District of Southern CA ......................    3.500%    07/08/98     2,400,000
   2,500,000    Metropolitan Water District of Southern CA ......................    3.500%    03/03/98     2,500,000
                SACRAMENTO MUNICIPAL UTILITIES DISTRICT
   3,100,000    Commercial Paper Notes Series I .................................    3.450%    03/04/98     3,100,000
                SAN DIEGO COUNTY REGIONAL TRANS. AUTH.
   3,000,000    Sales Tax Revenue, Series A .....................................    3.450%    07/15/98     3,000,000
                                                                                                          -----------
                   Total Commercial Paper
                      (cost $27,500,000) ........................................                          27,500,000
                                                                                                          -----------
                   Total Investments (99.47%)
                      (cost $101,878,277) (a) ...................................                         101,878,277
                   Other Net Assets (0.53%)                                                                   546,489
                                                                                                          -----------
                      Net Assets (100%)..........................................                        $102,424,766
                                                                                                         ============

---------------
(a)  Aggregate cost for federal income tax purposes is $101,878,277.
* Denotes bond issue refunded prior to maturity and secured by 100% US Government Direct Obligations.
**   Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

                        CALIFORNIA TAX-FREE INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                               February 28, 1998
                                  (unaudited)

     Par                                                                                                      Value
    Value                                                                            Rate      Maturity     (Note 1)
    -----                                                                            ----      --------     --------
LONG-TERM SECURITIES (92.99%)
                ARCADE WATER DISTRICT
$  3,425,000    Water Revenue Certificates of Participation, 1997 ...............    5.000%    11/01/27    $3,322,250
                ASSOCIATION OF BAY AREA GOVERNMENTS
   2,500,000    Tax Allocation Revenue Bonds ....................................    6.000%    12/15/15     2,696,875
                CALIFORNIA EDUCATIONAL FAC. AUTHORITY
   1,000,000    Loyola Marymount University, 1997 ...............................    5.000%    10/01/16       982,500
   2,025,000    Forward Refunding Revenue Bonds, 1997 Series A ..................    5.600%    10/01/04     2,197,125
   1,290,000    Revenue Bonds (Pooled Colleges & Universities) ..................    5.250%    12/01/07     1,356,112
   2,000,000    Revenue Bonds (University of San Francisco) .....................    6.000%    10/01/16     2,195,000
                CA POLLUTION CONTROL AUTHORITY
   3,000,000    San Diego Gas & Electric, Series 1996A ..........................    5.900%    06/01/14     3,326,250
                CALIFORNIA, STATE OF
   5,000,000    General Obligations .............................................    6.250%    09/01/12     5,793,750
                STATE OF CA DEPT. OF WATER RESOURCES
   2,320,000    Water System Revenue Bonds, Central Valley J-1 ..................    7.000%    12/01/11     2,862,300
   2,835,000    Water System Revenue Bonds, Central Valley J-3 ..................    7.000%    12/01/11     3,497,681
                CA STATE PUBLIC WORKS BOARD
   4,000,000    Imperial County, Revenue Bonds, 1991 Series A ...................    6.500%    09/01/17     4,715,000
   5,000,000    Lease Revenue Refunding Bonds, 1994 Series A ....................    5.500%    06/01/14     5,418,750
                CA STATEWIDE COMMUNITIES DEV. AUTHORITY
   4,000,000    Certificates of Participation, Cedars Sinai .....................    6.500%    08/01/12     4,640,000
   3,615,000    Children's Hospital of Los Angeles, Series 1993 .................    6.000%    06/01/09     4,093,988
                CASTAIC LAKE WATER AGENCY
   2,090,000    Certificates of Participation, 1994 Series A ....................    7.250%    08/01/09     2,612,500
                CENTRAL COAST WATER AUTHORITY
   1,420,000    California Revenue Refunding Bonds,1996 Series A ................    6.000%    10/01/08     1,608,150
   2,000,000    Refunding Revenue Bonds, 1996B ..................................    5.000%    10/01/22     1,955,000
                CONTRA COSTA WATER DISTRICT
   4,000,000    Water Revenue Bonds, Series E ...................................    6.250%    10/01/12     4,645,000
                CULVER CITY REDEVELOPMENT FIN. AUTHORITY
   3,000,000    Tax Allocation Refunding Revenue Bonds, 1993 ....................    5.500%    11/01/14     3,236,250
                EAST BAY MUNICIPAL UTILITY DISTRICT
   2,020,000    Water System Subordinated Rev. Refunding, 1996 ..................    5.000%    06/01/15     1,999,800
                ELK GROVE UNIFIED SCHOOL DISTRICT
   3,000,000    Special Tax Refunding, Series 1995 ..............................    6.500%    12/01/24     3,656,250
                FAIRFIELD, CITY OF
   2,000,000    Refunding Water Revenue Bonds, 1996 .............................    5.375%    04/01/17     2,047,500
                FONTANA UNIFIED SCHOOL DISTRICT
   4,240,000    Gen. Obligation Convertible Bonds, 1993 Series C ................    6.250%    05/01/12     4,770,000
                FREMONT UNIFIED SCHOOL DISTRICT
   3,000,000    General Obligation Bonds ........................................    5.250%    09/01/16     3,060,000
                FRESNO, CITY OF
   4,000,000    Sewer System Revenue Bonds ......................................    5.250%    09/01/19     4,155,000
                KERN HIGH SCHOOL DISTRICT
   2,555,000    General Obligation Bonds, 1996 Series A .........................    6.600%    08/01/16     3,005,318
                LA CONVENTION & EXHIBIT CENTER
   1,300,000    Certificates of Participation 1985 ..............................    9.000%    12/01/05     1,714,375
     560,000    Certificates of Participation, 1985 Series A ....................    9.000%    12/01/05       735,700
   4,500,000    Lease Revenue Bonds, 1993 Series A ..............................    6.000%    08/15/10     5,124,375
                LA DEPARTMENT OF AIRPORTS, CITY OF
   2,500,000    Refunding Revenue Bonds .........................................    6.500%    05/15/04     2,825,000
                LA STATE BUILDING AUTHORITY
   3,500,000    Lease Revenue Refunding Bonds ...................................    5.625%    05/01/11     3,749,375

                       CALIFORNIA TAX-FREE INCOME FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               February 28, 1998
                                  (unaudited)
     Par                                                                                                      Value
    Value                                                                            Rate      Maturity     (Note 1)
    -----                                                                            ----      --------     --------
LONG-TERM SECURITIES (CONTINUED)
                LA UNIFIED SCHOOL DISTRICT
$  1,625,000    General Obligation Bonds, Series A ..............................    4.900%    07/01/09    $1,685,937
   1,000,000    General Obligation Bonds, 1997, Series A ........................    6.000%    07/01/14     1,136,250
                LA, DEPARTMENT OF WATER AND POWER
   3,000,000    Wastewater System Revenue Bonds 1994 ............................    8.500%    06/01/04     3,705,000
                LA COUNTY TRANSPORTATION COMMISSION
   4,540,000    Sales Tax Revenue Refunding Bonds, 1991 Series B ................    6.500%    07/01/10     5,266,400
                M-S-R PUBLIC POWER AGENCY
   3,500,000    San Juan Project Refunding Rev Bonds, Ser. F ....................    6.125%    07/01/13     4,016,250
                METROPOLITAN WATER DISTRICT OF SO. CA
   4,000,000    Water Revenue Bonds 1995 Series A ...............................    5.750%    07/01/15     4,260,000
                MODESTO IRRIGATION DIST. FINANCING AUTHORITY
   2,000,000    Domestic Water Project ..........................................    5.000%    09/01/16     1,977,500
                NORTHERN CA, TRANSMISSION AGENCY OF
   1,000,000    CA-Oregon Transmission Project, Series 1990A ....................    7.000%    05/01/13     1,232,500
                TRANSMISSION AGENCY OF NORTHERN CA
   2,500,000    CA-Oregon Transmission Project ..................................    5.300%    05/01/09     2,687,500
                REDEVELOPMENT AGENCY OF OAKLAND
   4,000,000    Central District Redevelopment Project Ser. 1992 ................    5.500%    02/01/14     4,305,000
                ORANGE COUNTY LOCAL TRANS. AUTHORITY
   3,000,000    Measure M Sales Tax Revenue Bonds ...............................    9.500%    02/15/03     3,705,000
                PITTSBURG PUBLIC FINANCING AUTHORITY
   3,700,000    Refunding Bonds, Series A .......................................    5.125%    06/01/15     3,732,375
                POMONA UNIFIED SCHOOL DISTRICT
   1,175,000    General Obligation Refunding Bonds ..............................    5.700%    08/01/08     1,304,250
                PORT HUENEME, CITY OF
   2,200,000    Refunding Certificates of Participation, 1992 ...................    6.000%    04/01/12     2,488,750
                RANCHO CA WATER DISTRICT FINANCE AUTH.
   3,000,000    Revenue Refunding Bonds .........................................    5.875%    11/01/10     3,277,500
                RIVERSIDE, CITY OF
   1,500,000    Water Revenue Bond Issue 1991 ...................................    9.000%    10/01/01     1,741,875
                RIVERSIDE COUNTY TRANS. AGENCY
   2,000,000    General Obligation Refunding Bonds ..............................    5.750%    06/01/09     2,240,000
                SACRAMENTO MUNICIPAL UTILITY DISTRICT
   4,000,000    Refunding Revenue Bonds Series A ................................    6.250%    08/15/10     4,670,000
                SACRAMENTO COUNTY SANITATION DISTRICT
   2,000,000    Revenue Bonds, 1995 .............................................    5.000%    12/01/15     1,972,500
                SADDLEBACK VALLEY SCHOOL DISTRICT
   1,575,000    Special Tax Revenue Bonds, 1996 Series A ........................    6.000%    09/01/16     1,781,719
                SAN BERNARDINO, COUNTY OF
   3,000,000    Certificates of Participation, Series B .........................    6.875%    08/01/24     3,806,250
                SAN BERNARDINO COUNTY TRANS AUTHORITY
   2,000,000    Sales Tax Revenue Bonds .........................................    5.000%    03/01/09     2,080,000
                SAN DIEGO PUBLIC FACILITIES AUTHORITY
   1,720,000    Sewer Revenue Bonds .............................................    5.000%    05/15/20     1,681,300
                SAN DIEGO COUNTY WATER AUTHORITY
   2,400,000    Water Revenue Refunding Certs. of Participation .................    5.000%    05/01/17     2,349,000
                SAN FRANCISCO AIRPORT COMMISSION
   2,000,000    Int'l Airport Second Series Revenue Bonds .......................    4.700%    05/01/15     1,937,500
                SAN FRANCISCO PUB. UTILITY COMMISSION
   2,000,000    Water Revenue Bonds .............................................    5.000%    11/01/15     1,995,000

                       CALIFORNIA TAX-FREE INCOME FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               February 28, 1998
                                  (unaudited)
     Par                                                                                                      Value
    Value                                                                            Rate      Maturity     (Note 1)
    -----                                                                            ----      --------     --------
LONG-TERM SECURITIES (CONTINUED)
                SAN FRANCISCO BART DISTRICT
$  2,950,000    Sales Tax Rev. Refunding Series 1990 ............................    6.750%    07/01/11    $3,584,250
                SAN JOSE REDEVELOPMENT AGENCY
   4,000,000    Merged Area Redevelopment Project ...............................    6.000%    08/01/10     4,560,000
                S. J.-SANTA CLARA CLEAN WATER FIN. AUTH.
   2,650,000    Sewer Revenue Bonds .............................................    5.375%    11/15/15     2,732,813
                SAN MATEO COUNTY REG. TRANS. DISTRICT
   5,000,000    Sales Tax Revenue Bonds, 1993 A .................................    5.250%    06/01/19     5,187,500
                REDEVELOPMENT AGENCY OF SANTA CLARA
   4,000,000    Bayshore North Project Tax Allocation 1992 ......................    7.000%    07/01/10     4,905,000
                SOUTH COAST AIR QUALITY MGMT. DISTRICT
   2,400,000    Installment Sale Revenue Bonds, Series 1992 .....................    6.000%    08/01/11     2,739,000
                SOUTHERN CA PUBLIC POWER AUTHORITY
   5,000,000    Multiple Project Revenue Bonds, 1989 ............................    6.750%    07/01/13     5,912,500
                SWEETWATER AUTHORITY
   3,240,000    Water Revenue Bonds, Series 1994 ................................    5.250%    04/01/10     3,454,650
                TURLOCK IRRIGATION DISTRICT
   2,000,000    Revenue Refunding Bonds, 1996 Series A ..........................    6.250%    01/01/12     2,310,000
                UNIVERSITY OF CALIFORNIA, REGENTS OF
   3,000,000    UCLA Central Chiller/Cogeneration Facility ......................    10.000%   11/01/03     3,881,250
   2,815,000    Revenue Bonds, Housing System ...................................    5.500%    11/01/09     2,987,420
                                                                                                          -----------
                   Total Long-term Securities
                      (cost $191,988,639) .......................................                         211,286,913
                                                                                                          -----------

VARIABLE RATE DEMAND NOTES** (6.03%)
                CALIFORNIA POLLUTION CONTROL AUTHORITY
   5,000,000    So. Cal Edison Series, 1986D ....................................    3.900%    03/01/98     5,000,000
                IRVINE RANCH WATER DISTRICT
   1,800,000    Consolidated Series, 1985C ......................................    3.650%    03/01/98     1,800,000
                NEWPORT BEACH, CITY OF
   5,200,000    Hoag Memorial Hospital, 1992 ....................................    3.650%    03/01/98     5,200,000
                TUSTIN, CITY OF
   1,700,000    Limited Obligation Improvement Bonds ............................    3.650%    03/01/98     1,700,000
                                                                                                          -----------
                   Total Variable Rate Demand Notes
                      (costs $13,700,000)........................................                          13,700,000
                                                                                                          -----------
                   Total Investments (99.02%)
                      (cost $205,688,639) (a) ...................................                         224,986,913
                   Other Net Assets (0.98%)......................................                           2,236,604
                                                                                                          -----------

                      Net Assets (100.00%) ......................................                        $227,223,517
                                                                                                         ============

(a) Aggregate cost for federal income tax purposes is $205,688,639. At February 28,1998, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

**   Stated maturity reflects next reset date.

                      Unrealized appreciation .........................................................   $19,377,674
                      Unrealized depreciation .........................................................       (79,400)
                                                                                                          -----------
                         Net unrealized appreciation ..................................................   $19,298,274
                                                                                                          ===========

                 See accompanying notes to financial statements

                      CALIFORNIA INSURED INTERMEDIATE FUND
                            PORTFOLIO OF INVESTMENTS
                               February 28, 1998
                                  (unaudited)

     Par                                                                                                      Value
    Value                                                                            Rate      Maturity     (Note 1)
    -----                                                                            ----      --------     --------
LONG-TERM SECURITIES (97.91%)
                ANAHEIM, CITY OF
$    500,000    Electric Revenue Bonds ..........................................    5.000%    10/01/03    $  522,500
                CABRILLO UNIFIED SCHOOL DISTRICT
     400,000    General Obligation Bonds, 1996 Series A .........................    4.700%    08/01/03       413,000
                CALIFORNIA EDUCATIONAL FACILITES AUTH.
     500,000    University of San Diego, Series 1998 ............................    4.250%    10/01/08       496,250
     400,000    University of Santa Clara .......................................    4.700%    09/01/04       413,500
                CALIFORNIA, STATE OF
     300,000    General Obligation Bonds ........................................    5.750%    10/01/05       331,125
                STATE PUBLIC WORKS BOARD
     600,000    Energy Efficiency Revenue Bonds 1995 Series A ...................    5.250%    10/01/03       634,500
     640,000    Refunding Bonds, Dept. of Corrections ...........................    5.250%    12/01/06       687,200
     600,000    College and University Housing Revenue ..........................    4.900%    11/01/03       624,000
                CONTRA COSTA TRANSPORTATION AUTHORITY
     500,000    Sales Tax Revenue Bonds 1995 Series A ...........................    6.000%    03/01/03       542,500
                DELTA DIABLO SANITATION DISTRICT
     400,000    Wastewater Facilities Expansion Project .........................    6.250%    12/01/04       437,000
                DESERT SANDS UNIFIED SCHOOL DISTRICT
     500,000    Certificates of Participation, Series 1995 ......................    5.300%    03/01/07       533,750
                EAST BAY CA MUNICIPAL UTILITY DISTRICT
     500,000    Water Revenue Refunding Bonds ...................................    6.000%    06/01/03       545,625
                EASTERN MUNICIPAL WATER DISTRICT
     500,000    Water & Sewer Revenue Refunding Certificates ....................    5.000%    07/01/05       522,500
                ELSINOR VALLEY CA WATER DISTRICT
     500,000    Certificates of Participation, Series A .........................    5.900%    07/01/05       553,750
                FREMONT UNIFIED SCHOOL DISTRICT
     500,000    General Obligation Bonds ........................................    4.375%    09/01/03       508,125
                FRESNO COUNTY TRANSPORTATION AUTHORITY
     250,000    Sales Tax Revenue Bonds, Second Senior Bonds ....................    4.100%    04/01/07       246,563
                IMPERIAL COUNTY FACILITIES CORPORATION
     600,000    Certificates of Participation ...................................    5.200%    11/01/09       636,000
                LA, CITY OF
     500,000    General Obligation Bonds, 1994 Series A .........................    5.600%    09/01/05       545,000
                LA DEPARTMENT OF AIRPORTS
     400,000    Revenue Refunding Bonds .........................................    6.500%    05/15/03       445,500
                LA UNIFIED SCHOOL DISTRICT
     400,000    General Obligation Bonds, 1997 Series A .........................    6.000%    07/01/07       452,500
     275,000    General Obligation Bonds, 1997 Series A .........................    6.000%    07/01/08       313,156
                LA, CITY OF
     500,000    Wastewater System, Series 1994-A ................................    8.500%    06/01/03       601,875
                NORTHERN CA, TRANS. AGENCY OF
     500,000    California/Oregon Transmission Proj., Rev. Bonds ................    6.100%    05/01/03       546,250
                OAK PARK UNIFIED SCHOOL DISTRICT
     600,000    General Obligation, Refunding Bonds .............................    5.150%    05/01/07       636,750
                OLIVENHAIN MUNICIPAL WATER DISTRICT
     500,000    Water Revenue Certificates of Participation .....................    4.750%    06/01/06       517,500
                ORANGE COUNTY LOCAL TRANS. AUTHORITY
     500,000    Limited Tax Bonds, 1994 .........................................    9.500%    02/15/03       617,500
                RIVERSIDE COUNTY TRANSPORTATION COMM.
     260,000    Sales Tax Revenue Bonds, 1993 Series A ..........................    5.500%    06/01/04       279,825
                ROCKLIN UNIFIED SCHOOL DISTRICT
     535,000    General Obligation Bonds ........................................    5.000%    09/01/04       562,419
                SACRAMENTO MUNICIPAL WATER DISTRICT
     500,000    Electric Revenue Refunding Bonds ................................    5.100%    11/15/03       525,000
                COUNTY OF SACRAMENTO PFA
     400,000    Main Detention Facility Certificates of Participation ...........    5.300%    06/01/04       425,000

                      CALIFORNIA INSURED INTERMEDIATE FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                               February 28, 1998
                                  (unaudited)

     Par                                                                                                      Value
    Value                                                                            Rate      Maturity     (Note 1)
    -----                                                                            ----      --------     --------
LONG-TERM SECURITIES (CONTINUED)
                SAN DIEGO COUNTY REG. TRANS COMM.
$    400,000    Second Senior Sales Tax Revenue Bonds ...........................    5.000%    04/01/03    $  416,500
                SAN DIEGO COUNTY WATER AUTHORITY
     600,000    Water Revenue Refunding COP Series 1993A ........................    5.500%    05/01/05       646,500
                SAN FRANCISCO, CITY & COUNTY
     500,000    Hall Improvement Project, Series A ..............................    5.100%    06/15/06       530,000
     450,000    School District Facilities Improvement, Series B ................    6.500%    06/15/05       514,688
                SAN FRANCISCO AIRPORT COMMISSION
     455,000    Refunding Revenue Bonds .........................................    5.150%    05/01/03       477,181
                SAN JOSE REDEVELOPMENT AGENCY
     500,000    Tax Allocation Bonds ............................................    6.000%    08/01/06       561,875
                SAN MATEO JOINT POWERS AUTHORITY
     400,000    Refunding Revenue Bonds, 1993 Series A ..........................    5.100%    08/01/03       418,500
                SANTA ROSA, CITY OF
     400,000    Wastewater Revenue Refunding Bonds, Series A ....................    5.125%    09/01/05       419,000
                SARATOGA UNION SCHOOL DISTRICT
     600,000    General Obligation Bonds, Series A ..............................    4.900%    09/01/09       620,250
                SOUTH COUNTY REGIONAL WASTEWATER
     390,000    Revenue Bonds, Gilroy Series 1992A ..............................    5.900%    08/01/06       423,150
                SOUTHERN CA PUBLIC POWER AUTHORITY
     500,000    Transmission Project Revenue Bonds, Series A ....................    6.000%    07/01/04       551,250
                VISALIA, CITY OF
     500,000    Wastewater System Revenue Bonds .................................    5.900%    12/01/05       556,250
                WISEBURN SCHOOL DISTRICT
     325,000    General Obligation Bonds, 1997 Series A .........................    6.875%    08/01/05       381,468
                                                                                                          -----------
                   Total Long-term Securities
                      (cost $20,756,877) ........................................                          21,632,775
                                                                                                          -----------
VARIABLE RATE DEMAND NOTES** (0.91%)
                NEWPORT BEACH, CITY OF
     200,000    Newport Beach Hoag Memorial Hos., Series 1996 . .................    .3.650%   03/01/98       200,000
                                                                                                          -----------
                   Total Variable Rate Demand Notes
                      (cost $200,000) ...........................................                             200,000
                                                                                                          -----------
                   Total Investments (98.82%)
                      (cost $20,956,877) (a) ....................................                          21,832,775
                   Other Net Assets (1.18%)  ....................................                             260,641
                                                                                                          -----------
                      Net Assets (100.00%) ......................................                         $22,093,416
                                                                                                          ===========

---------------
** Stated maturity reflects next reset date.

(a) Aggregate cost for federal income tax purposes is $20,956,877. At February 28, 1998 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                      Unrealized appreciation .........................................................   $   890,157
                      Unrealized depreciation .........................................................       (14,259)
                                                                                                          -----------
                         Net unrealized appreciation ..................................................   $   875,898
                                                                                                          ===========

                 See accompanying notes to financial statements

                        U.S. GOVERNMENT SECURITIES FUND
                            PORTFOLIO OF INVESTMENTS
                               February 28, 1998
                                  (unaudited)

    Par                                                                Value
   Value                     Rate                Maturity             (Note 1)
   -----                     ----                --------             --------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (22.18%)
$ 1,865,244                 6.500%               03/15/26           $ 1,850,825
    912,970                 6.500%               01/15/26               905,912
    983,765                 6.500%               03/15/26               976,160
  1,974,141                 6.000%               05/15/26             1,920,286
    935,619                 6.500%               04/15/26               928,386
    768,463                 6.500%               04/15/26               762,522
    406,016                 9.000%               10/15/18               435,706
      4,471                10.000%               07/15/13                 4,834
     39,825                10.000%               09/15/18                43,509
     20,583                11.250%               07/15/13                22,757
                                                                    -----------
  Total Government National Mortgage Association (cost $7,499,533)    7,850,897
                                                                    -----------

UNITED STATES TREASURY BONDS (51.29%)
  2,250,000                 7.250%               08/15/22             2,606,485
  2,000,000                 7.625%               11/15/22             2,414,376
  2,150,000                 7.875%               02/15/21             2,646,516
  1,900,000                 8.000%               11/15/21             2,375,002
    700,000                 8.125%               08/15/19               878,063
  2,000,000                 8.125%               05/15/21             2,526,252
  1,600,000                 8.125%               08/15/21             2,023,001
  2,000,000                 8.875%               02/15/19             2,682,502
                                                                    -----------
  Total United States Treasury Bonds (cost $17,550,544) ..........   18,152,197
                                                                    -----------

UNITED STATES TREASURY NOTES (15.72%)
  1,700,000                 6.125%               08/15/07             1,753,127
  2,150,000                 6.250%               02/15/07             2,231,971
  1,500,000                 6.500%               10/15/06             1,578,751
                                                                    -----------
  Total United States Treasury Notes (cost $5,434,891) ...........    5,563,849
                                                                    -----------

UNITED STATES TREASURY BILLS (1.40%)
    100,000                 5.190%               06/04/98                98,698
    300,000                 5.220% - 5.260%      04/23/98               297,689
    100,000                 5.523%               03/05/98                99,945
                                                                    -----------
  Total United States Treasury Bills (cost $496,331) .............      496,332
                                                                    -----------

UNITED STATES TREASURY STRIPS (8.97%)
  4,000,000                  0.00%               05/15/08             2,216,476
  1,700,000                  0.00%               02/15/08               957,346
                                                                    -----------
  Total United States Treasury Strips (cost $3,078,287) ..........    3,173,822
                                                                    -----------

  Total Investments (cost $34,059,587) (a) (99.56%) ..............   35,237,097
  Other Net Assets (0.44%)........................................      153,008
                                                                    -----------
     Net Assets (100%)............................................  $35,390,105
                                                                    ===========
---------------
(a) Aggregate cost for federal income tax purposes is $34,059,587. At February 28, 1998, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

     Unrealized appreciation .....................................  $ 1,186,449
     Unrealized depreciation .....................................       (8,939)
                                                                    -----------
        Net unrealized appreciation...............................  $ 1,177,510
                                                                    ===========

                 See accompanying notes to financial statements

                        THE UNITED STATES TREASURY TRUST
                            PORTFOLIO OF INVESTMENTS
                               February 28, 1998
                                  (unaudited)

    Par                                                               Value
   Value                     Rate                Maturity            (Note 1)
   -----                     ----                --------            --------

UNITED STATES TREASURY BILLS (100.11%)
$   500,000                 5.523%               03/05/98           $   499,713
  2,800,000                 4.910%               03/26/98             2,790,453
  3,600,000                 5.850%               04/02/98             3,584,107
  5,000,000                 5.160%               04/16/98             4,967,001
  5,900,000                 5.220% - 5.290%      04/23/98             5,854,370
  4,400,000                 5.780%               04/30/98             4,362,160
  4,000,000                 5.650%               05/28/98             3,948,813
  3,300,000                 5.070%               05/14/98             3,265,609
  4,900,000                 5.190%               06/04/98             4,836,188
  3,800,000                 5.220%               07/23/98             3,720,656
                                                                    -----------

  Total Investments (cost $37,829,070) (a)(100.11%) ..............   37,829,070
  Liabilities in Excess of Other Assets (-0.11%) .................      (42,931)
                                                                    -----------
     Net Assets (100.00%) ........................................  $37,786,139
                                                                    ===========

---------------
(a) Cost for federal income tax purposes is $37,829,070.

                 See accompanying notes to financial statements

                               S&P 500 INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                               February 28, 1998
                                  (unaudited)

  Shares                                                                 Value
  ------                                                                 -----
COMMON STOCK (92.01%)

CAPITAL GOODS (5.17%)
PRODUCTION (1.01%)

     250     Briggs & Stratton ..........................           $    11,078
   3,820     Caterpillar Inc. ...........................               208,668
     350     Cincinnati Milacron Inc. ...................                10,806
   1,230     Cooper Industries ..........................                69,034
   2,570     Deere & Co. ................................               144,241
   2,200     Dover Co. ..................................                84,975
     300     FMC Corp.* .................................                21,713
     350     Foster Wheeler Corp. .......................                 9,363
   2,490     Illinois Tool Works ........................               149,244
   1,425     Ingersol Rand Co. ..........................                67,866
   1,000     Pall Corp. .................................                20,938
     960     Hannifin ...................................                44,760
     780     Raychem ....................................                33,881
     540     Timken Co. .................................                17,415
                                                                    -----------
                                                                        893,982
                                                                    -----------
MACHINERY (AGRICULTURE & CONSTRUCTION) (0.05%)

     630     Case Equipment .............................                40,989
                                                                    -----------
MACHINERY (INDUSTRIAL) (0.08%)
     410     Harnischfeger ..............................                14,504
   1,467     Thermo Electron Corp. ......................                60,147
                                                                    -----------
                                                                         74,651
                                                                    -----------
POLLUTION CONTROL (0.20%)
   2,150     Browning Ferris ............................                71,622
   4,270     Waste Management Inc. ......................               106,750
                                                                    -----------
                                                                        178,372
                                                                    -----------
ELECTRICAL EQUIPMENT (3.42%)
   2,218     AMP Inc. ...................................                98,008
   4,430     Emerson Electric Co. .......................               282,689
  33,475     General Electric ...........................             2,602,681
     560     Grainger WW Inc. ...........................                54,215
                                                                    -----------
                                                                      3,037,593
                                                                    -----------
TRANSPORTATION EQUIPMENT (0.02%)
     340     Cummins Engine .............................                19,678
                                                                    -----------
CONGLOMERATE (0.39%)
   1,750     Tenneco, Inc. ..............................                71,969
   5,328     Tyco international, LTD ....................               270,396
                                                                    -----------
                                                                        342,365
                                                                    -----------

                Total Capital Goods .....................             4,587,630
                                                                    -----------

CONSUMER CYCLICAL (7.19%)
HOUSING (0.13%)
   2,193     Costco Companies Inc.* .....................               107,183
     340     Kaufman & Broad Corp. ......................                 8,798
                                                                    -----------
                                                                        115,981
                                                                    -----------
BUILDING MATERIAL (0.05%)
     720     Johnson Controls ...........................                40,005
                                                                    -----------
AUTO & TRUCK (2.04%)
     250     Aeroquip-Vickers, Inc. .....................                14,516
   6,840     Chrysler ...................................               266,332
     880     Dana .......................................                48,015
     790     Eaton Corp. ................................                75,889
     500     Echlin Corp. ...............................                25,281
  11,940     Ford Motor Co. .............................               675,356
   7,350     General Motors Corp. .......................               506,691
   1,575     Genuine Parts Co. ..........................                58,275
   1,020     ITT Industries .............................                34,935
     670     Paccar Inc. ................................                42,419
   1,120     TRW Inc. ...................................                61,390
                                                                    -----------
                                                                      1,809,099
                                                                    -----------
AUTO PART (0.04%)
   1,200     Autozone, Inc.* ............................                36,300
                                                                    -----------
TIRE & RUBBER (0.18%)
     730     Cooper Tire and Rubber Co. .................                16,836
     710     Goodrich, B.F. Co. .........................                35,189
   1,520     Goodyear Tire & Rubber .....................               105,070
                                                                    -----------
                                                                        157,095
                                                                    -----------
APPLIANCE (0.22%)
     360     Armstrong World Ind ........................                28,260
   1,180     Black and Decker ...........................                59,443
     880     Maytag Corp. ...............................                39,600
     530     Snap-On Inc. ...............................                22,525
     650     Whirlpool Corp. ............................                43,428
                                                                    -----------
                                                                        193,256
                                                                    -----------
HOUSEHOLD PRODUCTS (0.10%)
   1,804     Federated Dept. Stores* ....................                84,563
                                                                    -----------
TEXTILE & APPAREL (0.42%)
   1,706     CVS Corp. ..................................               126,351
     640     Liz Claiborne Inc. .........................                32,000
   2,930     Nike Class B ...............................               128,554
     500     Reebok International Ltd. ..................                15,594
     330     Russell Co. ................................                 8,951
     180     Spring Industries ..........................                10,069
   1,100     VF Corp. ...................................                52,456
                                                                    -----------
                                                                        373,975
                                                                    -----------
RETAIL-GENERAL (3.99%)
     650     American Greetings Corp. ...................                29,656
   2,940     American Stores Co. ........................                74,051
     800     Charming Stores Inc. .......................                 3,575
     850     Circuit City Stores ........................                32,831
   1,128     Consolidated Stores Corp.* .................                46,389
   2,220     Dayton Hudson Corp. ........................               171,634
     990     Dillard Dept. Stores Class A ...............                35,269
   4,215     Gap Inc. ...................................               188,358
     520     Giant Foods ................................                18,883
     330     Great Atlantic & Pacific ...................                10,044
   7,344     Home Depot .................................               468,639
     340     Jostens ....................................                 7,990
   2,540     Kroger* ....................................               107,315
   1,500     Lowes Cos ..................................                87,656
   2,170     May Dept. Stores ...........................               131,828
     300     Mercantile Stores Co. ......................                19,744
     710     Nordstrom Inc. .............................                40,714
   2,520     Penney, JC Co. .............................               178,132
     540     Pep Boys-Manny, Mo, Jack ...................                13,838
   2,120     Rite Aid Corp. .............................                68,635

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                               February 28, 1998
                                  (unaudited)

  Shares                                                                 Value
  ------                                                                 -----

RETAIL-GENERAL (CONTINUED)
   3,970     Sears Robuck & Co. .........................               210,658
     590     Supervalu Inc. .............................                28,099
   1,040     Tandy Corp. ................................                46,280
   2,355     The Limited Ltd. ...........................                68,295
   1,260     TJX Cos, Inc. ..............................                48,668
   2,830     Toys R Us, Inc.* ...........................                74,288
  22,790     Wal-Mart Stores Inc. .......................             1,055,462
   4,980     Walgreen Co. ...............................               182,704
   1,320     Winn-Dixie Stores Inc. .....................                71,198
   1,160     Woolworth Corp.* ...........................                27,550
                                                                    -----------
                                                                      3,548,383
                                                                    -----------

LODGING (0.04%)
   1,460     Mirage Resorts Inc.* .......................                33,398
                                                                    -----------

             Total Consumer Cyclical ....................             6,392,055
                                                                    -----------
CONSUMER NON-DURABLE (26.39%)
HEALTH CARE (0.63%)
     490     Bausch & Lomb Inc. .........................                21,958
   1,000     Biomet Inc. ................................                29,813
   2,250     Corning Corp. ..............................                91,406
     550     Manor Care .................................                20,659
   2,710     Warner-Lambert Co. .........................               396,338
                                                                    -----------
                                                                        560,174
                                                                    -----------
CONSUMER PRODUCT (0.19%)
   1,480     Cognizant Corp. ............................                73,908
   1,680     Newell Co. .................................                77,070
     540     Tupperware Corp. ...........................                14,513
                                                                    -----------
                                                                        165,491
                                                                    -----------
FOOD, BEVERAGE & TOBACCO (6.33%)
   5,674     Archer-Daniels-MidLand Co. .................               127,310
   1,440     Bestfoods ..................................               151,740
   4,620     Campbell Soup ..............................               268,249
  24,585     Coca-Cola ..................................             1,688,682
   4,760     Conagra Inc. ...............................               142,800
   1,370     Darden Restaurants .........................                18,495
   1,810     Fortune Brands, Inc. .......................                71,834
   1,640     General Mills ..............................               117,978
   3,680     H J Heinz Co. ..............................               207,230
   1,340     Hershey Foods ..............................                89,361
   4,160     Kellogg Co. ................................               177,320
   1,160     Loews Corp. ................................               116,363
  15,450     Pepsico Inc. ...............................               564,891
  24,470     Philip Morris Co., Inc. ....................             1,062,916
     820     Pioneer Hi-Bred Int ........................                85,075
   1,440     Quaker Oats ................................                77,580
   1,090     Ralston-Ralston Purina Grp .................               110,567
   4,890     Sara Lee Corp. .............................               276,285
   1,580     Sysco Corp. ................................                74,359
   1,545     Tricon Global Restaurants* .................                43,839
   1,630     UST Inc. ...................................                57,763
   1,190     Wrigley Wm Jr. Co. .........................                90,886
                                                                    -----------
                                                                      5,621,523
                                                                    -----------
RETAIL-FOOD & DRUGS (0.22%)
   2,570     Albertson's Inc. ...........................               120,308
   5,010     K Mart .....................................                67,009
     340     Longs Drug Stores ..........................                10,774
                                                                    -----------
                                                                        198,091
                                                                    -----------
COMMUNICATIONS & MEDIA (1.79%)
     780     Andrew Corp.* ..............................                21,548
   6,980     CBS Inc. ...................................               215,944
     800     Clear Channel Comm.* .......................                72,500
   2,686     Comcast Corp CLA Spec ......................                94,010
     400     Comcast Corp CLA ...........................                13,925
     840     Dow Jones & Co. ............................                43,155
   2,840     Gannett Co., Inc. ..........................               183,358
     630     Harcourt General Inc. ......................                34,020
   1,265     Interpublic Group Cos. Inc. ................                68,943
     830     Knight Ridder Inc. .........................                46,688
     850     New York Times Class A .....................                55,622
   1,600     Omnicom Group ..............................                73,200
   5,120     TeleCommunications Inc. A* .................               148,800
   5,582     Time Warner Inc. ...........................               376,785
     900     Times Mirror Co. A-New .....................                55,406
   1,300     Tribune Co. ................................                83,931
                                                                    -----------
                                                                      1,587,835
                                                                    -----------
ENTERTAINMENT & LEISURE (0.89%)
     850     Brunswick Corp. ............................                26,988
   1,125     Hasbro, Inc. ...............................                40,852
     660     King World Productions, Inc.* ..............                17,614
   2,982     Mattel CS ..................................               126,176
   7,010     McDonalds Corp. ............................               383,798
      64     Viacom Inc. Cl A* ..........................                 3,024
   3,554     Viacom Inc. Cl B* ..........................               170,592
   1,120     Wendys International .......................                24,290
                                                                    -----------
                                                                        793,334
                                                                    -----------
APPAREL (0.02%)
     660     Fruit of the Loom* .........................                21,203
                                                                    -----------
DRUGS (9.33%)
   7,720     Abbott Labs ................................               577,553
     570     Allergan ...................................                19,950
     730     Alza Corp. Class A* ........................                27,284
   6,460     Amer Home Products Corp. ...................               605,625
     490     Bard C.R. Inc. .............................                17,089
   2,790     Baxter International, Inc. .................               157,984
   1,260     Becton Dickinson Co. .......................                80,168
  10,060     Bristol-Meyer/Squibb .......................             1,007,886
   1,440     Guidant Corp. ..............................               105,030
   1,410     Humana Inc.* ...............................                35,867
  13,450     Johnson & Johnson ..........................             1,015,475
  11,140     Lilly, Eli & Co. ...........................               733,151
   4,820     Medtronic Inc. .............................               256,063
  12,350     Merck & Co. ................................             1,575,397
  13,040     Pfizer, Inc. ...............................             1,154,040
   5,150     Pharmacia & Upjohn, Inc. ...................               203,747
   7,380     Schering Plough Corp. ......................               561,341
   1,170     St. Jude Medical ...........................                42,705
   3,017     Tenet Healthcare Corp.* ....................               112,572
                                                                    -----------
                                                                      8,288,927
                                                                    -----------
HOSPITAL SUPPLY & SERVICE (0.03%)
     840     US Surgical Corp. ..........................                25,725
                                                                    -----------
COSMETIC & SOAP (2.53%)
     480     Alberto-Culver Co. Cl B ....................                14,610
   1,330     Avon Products, Inc. ........................                93,682
   1,080     Clorox .....................................                94,770
   2,960     Colgate Palmolive Co. ......................               240,315

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                               February 28, 1998
                                  (unaudited)

  Shares                                                                 Value
  ------                                                                 -----

COSMETIC & SOAP (CONTINUED)

   5,630     Gillette Co. ...............................           $   607,336
     960     Int'l Flavors & Fragrance ..................                44,160
  13,600     Proctor & Gamble ...........................             1,155,150
                                                                    -----------
                                                                      2,250,023
                                                                    -----------
LIQUOR (0.54%)
   5,060     Anheuser-Busch Cos., Inc. ..................               237,188
     600     Brown Foreman Cl. B ........................                33,300
   2,180     Coors (Adolph) .............................                68,125
   3,680     Seagrams LTD ...............................               139,840
                                                                    -----------
                                                                        478,453
                                                                    -----------
TRAVEL & RECREATION (1.43%)
   8,120     Cendant Corp.* .............................               304,500
     300     Fleetwood Enterprises ......................                14,063
     890     Harrahs Entertainment, Inc.* ...............                18,746
   2,490     Hilton Hotels Corp. ........................                74,233
   1,290     Marriot Intl ...............................                97,718
   6,764     Walt Disney Co. ............................               757,145
                                                                    -----------
                                                                      1,266,405
                                                                    -----------
PRINTING & PUBLISHING (0.17%)
   1,330     Donnelley, RR & Sons .......................                52,701
   1,030     McGraw Hill Cos., Inc. .....................                77,894
     400     Meredith Corporation .......................                17,175
                                                                    -----------
                                                                        147,770
                                                                    -----------
BUSINESS SERVICE (1.55%)
     400     Autodesk Inc. ..............................                18,950
   2,950     Automatic Data Proc., Inc. .................               180,134
     590     Ceridian Corporation.* .....................                27,472
   9,990     Cisco Systems Inc.* ........................               658,091
   5,490     Computer Associates ........................               258,716
     650     Computer Sciences* .........................                68,047
     860     Deluxe Corp. ...............................                29,294
   1,480     Dunn & Bradstreet ..........................                49,580
     900     H&R Block ..................................                42,356
     270     Harland, John H Co. ........................                 4,101
     870     Moore Corp. ................................                13,648
     410     National Service Inds ......................                22,729
                                                                    -----------
                                                                      1,373,118
                                                                    -----------
OFFICE PRODUCTS (0.06%)

   1,140     Avery Dennisson Co. ........................                57,570
                                                                    -----------
HEALTH CARE SERVICE (0.69%)
   1,967     Boston Scientific* .........................               117,528
   1,140     Cardinal Health, Inc. ......................                93,338
   6,710     Columbia/HCA Hthcare Corp. .................               182,009
   3,909     Healthsouth Corp.* .........................               105,543
   1,910     United Healthcare Corp. ....................               115,913
                                                                    -----------
                                                                        614,331
                                                                    -----------

             Total Consumer Non-Durable .................            23,449,973
                                                                    -----------
BANKING & FINANCIAL SERVICE (15.90%)
BANK & BANK HOLDINGCOS. (7.79%)
   6,436     Banc One Corp. .............................               363,634
   3,950     Bank of New York ...........................               231,322
   6,895     BankAmerica ................................               534,363
   1,500     BankBoston Corp. ...........................               149,531
     975     Bankers Trust New York .....................               115,294
   1,400     BB&T Corp. .................................                86,888
   4,358     Chase Manhattan Corp. ......................               540,664
   4,652     Citicorp ...................................               616,390
   1,000     Comerica ...................................               100,813
   1,930     Corestates Financial .......................               162,964
   1,630     Fifth Third Bancorp ........................               128,770
   3,098     First Chicago NBD Corp. ....................               254,617
   6,240     First Union Corp. ..........................               328,770
   2,655     Fleet Financial Group, Inc. ................               209,247
   2,013     Huntington Bancshares ......................                72,216
   2,550     Mellon Bank ................................               158,897
   1,331     Mercantile Bancorporation ..................                74,037
   1,830     Morgan, J.P. & Co., Inc. ...................               218,685
   9,343     Nations Bank Corp. .........................               639,996
   1,100     Northern Trust .............................                83,669
   7,520     Norwest Corp. ..............................               307,850
   3,230     PNC Financial Corp. ........................               179,265
     480     Republic New York Corp. ....................                58,080
   1,700     State Street Corp. .........................               105,081
   1,700     Summit Bancorp .............................                84,469
   2,270     Sun Trust Banks, Inc. ......................               167,413
   1,800     Synovus Financial Corp. ....................                63,225
   2,456     U.S. Bancorp ...............................               282,593
   1,869     Wachovia Corp. .............................               148,586
   2,501     Washington Mutual ..........................               167,880
     903     Wells Fargo & Co. ..........................               290,766
                                                                    -----------
                                                                      6,925,975
                                                                    -----------
SAVINGS & LOAN (0.42%)
   7,030     Freddie Mac ................................               332,168
     500     Golden West Financial ......................                44,625
                                                                    -----------
                                                                        376,793
                                                                    -----------
FINANCE COMPANY (1.98%)
     940     Ahmanson, H F & Co. ........................                58,691
   4,770     American Express Co. .......................               429,598
     470     Beneficial Corp. ...........................                55,460
   1,080     Household International ....................               140,265
   1,100     Lehman Brothers Holding ....................                69,369
   3,340     Merrill Lynch ..............................               239,019
   2,210     National City Corp. ........................               144,203
  11,191     Travelers Group, Inc. ......................               623,898
                                                                    -----------
                                                                      1,760,503
                                                                    -----------
INSURANCE (3.87%)
   1,504     Aetna Life & Cas. Co. ......................               131,412
   4,427     Allstate Corp. .............................               412,818
   2,402     American General Corp. .....................               139,616
   7,092     American Intl. Group .......................               852,370
   1,670     AON Corporation ............................                99,887
   1,800     Chubb Group ................................               143,662
     740     Cigna Corp C ...............................               141,340
     500     Cincinnati Financial Corp. .................                67,500
     800     General RE Corp. ...........................               170,400
   1,140     Hartford Financial Services ................               112,005
     620     Jefferson Pilot ............................                52,003
   2,223     Keycorp New ................................               155,749
     910     Lincoln National Corp. .....................                76,213
   1,700     Marsh & McClennan Co. ......................               147,369
     940     MBIA, Inc. .................................                68,796
   1,220     MGIC Investment ............................                89,899
     720     Progressive Corp. ..........................                83,430
     810     Providian Corp. ............................                45,968
   1,400     Safeco Corp. ...............................                73,413
     730     St. Paul Companies .........................                64,696

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                               February 28, 1998
                                  (unaudited)

  Shares                                                                 Value
  ------                                                                 -----

INSURANCE (CONTINUED)
   2,100     Sunamerica .................................           $    95,156
   1,240     Torchmark Corp. ............................                57,738
     570     TransAmerica Corp. .........................                66,369
   1,280     Unum Corp. .................................                65,840
   1,020     USF&G ......................................                24,926
                                                                    -----------
                                                                      3,438,575
                                                                    -----------
REAL ESTATE (0.06%)

     937     Starwood Hotels & Resorts ..................                52,976
                                                                    -----------
FINANCIAL SERVICES (1.77%)

   2,700     Charles Schwab Corp. .......................               101,925
   1,900     Conseco, Inc. ..............................                89,181
     870     Countrywide Credit Ind Inc. ................                38,661
   1,200     Equifax ....................................                43,125
  10,690     Fannie Mae .................................               682,156
   1,410     Green Tree Financial Corp. .................                32,342
   4,983     MBNA Corporation ...........................               178,454
   5,828     Morgan Stanley Group .......................               406,139
                                                                    -----------
                                                                      1,571,983
                                                                    -----------

             Total Banking & Financial Services .........            14,126,805
                                                                    -----------

UTILITY (8.67%)
ELECTRIC(0.83%)
   1,380     Ameren Corp.* ..............................                53,044
   1,374     Cinergy Corp. ..............................                47,832
   2,040     Consolidated Edison ........................                86,700
   3,628     Duke Power .................................               201,581
   3,810     Edison International .......................               105,251
   1,375     GPU, Inc. ..................................                55,258
   3,080     Pacificorp .................................                74,498
     300     Peoples Energy Corp. .......................                10,838
   2,465     Texas Utilities ............................                99,678
                                                                    -----------
                                                                        734,680
                                                                    -----------
TELEPHONE(6.25%)
   1,650     Alltell Corp. ..............................                75,384
  16,320     AT&T .......................................               993,480
  11,080     Ameritech Corp. ............................               461,898
   7,816     Bell Atlantic ..............................               701,486
   9,990     Bell South Corp. ...........................               609,390
   1,010     DSCComm. Corp.* ............................                19,821
   1,370     Frontier Corp. .............................                37,932
   9,550     GTE Corp. ..................................               516,894
   6,980     MCI Communications .........................               333,731
   9,150     SBC Communications .........................               691,969
   4,330     Sprint Corporation Com .....................               285,780
   4,780     US West, Inc. ..............................               248,859
   6,056     US West Media Group, Inc.* .................               194,927
  10,062     Worldcom, Inc.* ............................               384,243
                                                                    -----------
                                                                      5,555,794
                                                                    -----------
ENERGY (1.59%)
   1,960     American Elect. Pwr. Co. ...................                94,080
   1,280     Baltimore Gas & Electric ...................                40,400
   1,310     Carolina Power & Light .....................                54,693
   1,830     Central & S/W Corp. ........................                49,067
   1,120     Coastal Corp. ..............................                71,260
     820     Consolidated Natural Gas ...................                47,150
   1,550     Dominion Resources .........................                61,806
   1,310     DTE Energy Co. .............................                48,143
   1,980     Entergy Corp. New ..........................                57,296
   2,920     First Entergy Corp.* .......................                84,497
   1,860     FPL Group, Inc. ............................               107,996
   3,392     Houston Industries .........................                87,768
   1,360     Niagara Mohawk Power .......................                17,425
     430     Nicor ......................................                17,684
     920     Northern States Power ......................                50,543
     740     Pacific Enterprises ........................                26,871
   1,930     PECO Energy Co. ............................                38,118
   4,290     PG&E Corp. .................................               129,504
   2,120     Public Services Enterprises ................                68,370
     750     Sonat Inc. .................................                32,344
   6,720     Southern Co. ...............................               165,900
   1,870     Unicom Corp. ...............................                59,957
                                                                    -----------
                                                                      1,410,872
                                                                    -----------

             Total Utilities ............................             7,701,346
                                                                    -----------
SERVICE (0.23%)
DISTRIBUTOR (0.04%)
   1,130     IKON Office Solution .......................                36,937
                                                                    -----------
CONSUMER (0.11%)
   2,500     Service Corp. International ................                94,688
                                                                    -----------
ENVIRONMENTAL SERVICES (0.04%)
   2,720     Laidlaw ....................................                39,950
                                                                    -----------
MISCELLANEOUS (0.04%)
   1,400     PP&L Resources, Inc. .......................                31,325
                                                                    -----------

             Total Service ..............................               202,900
                                                                    -----------
TRANSPORTATION (1.08%)
AIR TRANSPORTATION (0.43%)
     890     AMR Corp.* .................................               112,641
     770     Delta Airlines .............................                87,058
   1,320     Federal Express* ...........................                84,068
   1,890     Southwest Airlines Co. .....................                54,219
     690     USAir Group, Inc.* .........................                43,686
                                                                    -----------
                                                                        381,672
                                                                    -----------
RAILROAD (0.60%)
   1,545     Burlington No./Santa Fe ....................               153,921
   2,230     CSX Corp. ..................................               124,741
   3,750     Norfolk Southern Co. .......................               129,141
   2,510     Union Pacific Corp. ........................               128,010
                                                                    -----------
                                                                        535,813
                                                                    -----------
TRUCKING (0.05%)
     570     Navistar Intl.* ............................                17,314
     710     Ryder System ...............................                26,048
                                                                    -----------
                                                                         43,362
                                                                    -----------

             Total Transportation .......................               960,847
                                                                    -----------

MANUFACTURING (6.96%)
CONSUMER DURABLE (0.31%)
     680     Eastman Chemical Co. .......................                44,540
   3,260     Eastman Kodak ..............................               213,938
     400     Polaroid Corp. .............................                18,325
                                                                    -----------
                                                                        276,803
                                                                    -----------

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                               February 28, 1998
                                  (unaudited)

  Shares                                                                 Value
  ------                                                                 -----

BUILDING & HOUSING (0.23%)
     250     Centex Corp. ...............................           $    18,266
     310     Crane Co. ..................................                15,190
     730     Fluor Corp. ................................                34,356
   1,400     Masco Co. ..................................                76,125
     450     Owens Corning ..............................                13,894
     210     Pulte Corp. ................................                 9,555
     770     Stanley Works ..............................                36,816
                                                                    -----------
                                                                        204,202
                                                                    -----------
CHEMICAL (2.38%)
   1,130     Air Products & Chem. Inc. ..................                94,849
   2,350     Dow Chemical ...............................               215,025
  11,340     Dupont De Nemours & Co. ....................               695,284
   1,120     Ecolab, Inc. ...............................                32,270
     770     Grace WR & Co. .............................                64,632
     550     Great Lakes Chemical .......................                26,744
     930     Hercules ...................................                44,931
     870     Millipore Corp. ............................                32,897
   5,890     Monsanto Co. ...............................               299,654
   1,320     Morton Intl. Co. ...........................                43,643
     580     Nalco Chemical .............................                23,345
   1,780     PPG Industries .............................               115,366
   1,350     Praxair, Inc. ..............................                64,547
     640     Rohm & Haas Co. ............................                65,240
   1,300     Rubbermaid Inc. ............................                37,700
     510     Safety Kleen ...............................                13,674
   1,500     Sherwin Williams ...........................                50,156
     860     Sigma-Aldrich Corp. ........................                33,970
   1,130     Union Carbide Corp. ........................                52,474
   3,264     Williams Cos ...............................               106,692
                                                                    -----------
                                                                      2,113,093
                                                                    -----------
DIVERSIFIED (0.47%)
   6,480     Unilever (NY Shares) .......................               416,745
                                                                    -----------
PAPER & FOREST PRODUCTS (1.07%)
     420     Boise Cascade ..............................                13,991
     830     Champion Intl ..............................                42,382
   1,930     Fort James Corp. ...........................                87,574
     950     Georgia Pacific Co. ........................                55,753
   3,079     International Paper ........................               143,558
   5,612     Kimberly Clark .............................               312,518
     940     Louisiana-Pacific Co. ......................                20,621
     900     Mead Corp. .................................                30,769
     250     Potlatch Corp. .............................                10,828
     480     Temple Inland ..............................                28,620
     600     Union Camp Co. .............................                35,850
     880     Westvaco Corp. .............................                28,600
   2,030     Weyerhaeuser Co. ...........................               101,373
     960     Willamette Inds ............................                35,460
                                                                    -----------
                                                                        947,897
                                                                    -----------
METAL & MINERAL (0.29%)
   1,982     Allegheny Teledyne, Inc. ...................                53,762
     800     Armco Inc.* ................................                 4,250
     960     Bethlehem Steel ............................                10,200
     420     Inland Steel Inds ..........................                 8,663
     760     Nucor Corp. ................................                39,140
   2,990     USX-Marathon ...............................               103,342
     730     USX-US Steel ...............................                25,641
     790     Worthington Inds., Inc. ....................                13,529
                                                                    -----------
                                                                        258,527
                                                                    -----------
CONTAINER (0.17%)
     260     Ball Corp. .................................                 8,483
     460     Bemis Co. ..................................                20,729
   1,110     Crown Cork & Seal ..........................                59,940
   1,250     Owens-Illinois, Inc.* ......................                47,969
     860     Stone Container Corp. ......................                 9,675
                                                                    -----------
                                                                        146,796
                                                                    -----------
COMPUTER (0.85%)
     550     Data General* ..............................                11,344
   3,404     Dell Computer* .............................               476,135
   4,840     EMC Corp.* .................................               185,130
   2,400     Seagate Technology* ........................                58,350
   1,502     Silicon Graphics, Inc.* ....................                22,624
                                                                    -----------
                                                                        753,583
                                                                    -----------
NON FERROUS METAL (0.41%)
   1,960     Alcan Aluminum Ltd. ........................                60,883
   1,730     Aluminum Co. of Amer .......................               126,939
     370     Asarco, Inc. ...............................                 8,186
   1,250     Englehard Corp. ............................                22,656
   1,465     Inco Ltd. ..................................                25,912
   1,409     Newmont Mining Co. .........................                40,773
     570     Phelps Dodge ...............................                36,195
     640     Reynolds Metals ............................                39,880
                                                                    -----------
                                                                        361,424
                                                                    -----------
GOLD AND PRECIOUS METAL (0.19%)
   3,883     Barrick Gold Corp. .........................                74,990
   1,950     Battle Mountain Gold Co. ...................                11,700
     810     Cypress Amax Mineral Co. ...................                13,264
   2,070     Freeport McMoran Cop. - B ..................                31,179
   1,270     Homestake Mining Co. .......................                12,700
   2,080     Placer Dome, Inc. ..........................                26,780
                                                                    -----------
                                                                        170,613
                                                                    -----------
MISCELLANEOUS (0.61%)
   4,180     3M Co. .....................................               356,606
   3,680     Applied Materials, Inc.* ...................               135,470
     870     Mallinckrodt Group, Inc. ...................                33,767
     100     Nacco Industries Class A ...................                13,006
                                                                    -----------
                                                                        538,849
                                                                    -----------

             Total Manufacturing ........................             6,188,532
                                                                    -----------
TECHNOLOGY (13.11%)
OFFICE EQUIPMENT (0.04%)
   3,070     Novell* ....................................                32,283
                                                                    -----------
ELECTRONIC (3.63%)
     410     EG&G .......................................                11,044
     430     General Signal Co. .........................                17,469
     680     Harris Corp. ...............................                34,468
  10,238     Hewlett-Packard Co. ........................               685,946
  16,460     Intel Corp. ................................             1,476,256
     900     KLA-Tencor Corp.* ..........................                41,541
   5,950     Motorola, Inc. .............................               331,713
   1,600     National Semiconductor* ....................                38,200
   5,160     Northern Telecom ...........................               275,093
     380     Perkin-Elmer Corp. .........................                27,811
     675     Tektronix, Inc. ............................                30,122
   3,880     Texas Instruments ..........................               224,555
     600     Thomas & Betts Co. .........................                34,013
                                                                    -----------
                                                                      3,228,231
                                                                    -----------
BIO-TECHNOLOGY (0.16%)
   2,660     Amgen* .....................................               141,313
                                                                    -----------

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                               February 28, 1998
                                  (unaudited)

  Shares                                                                 Value
  ------                                                                 -----

SOFTWARE (2.60%)

     606     Adobe Systems Inc. .........................           $    26,778
   2,118     Bay Networks* ..............................                71,747
   1,800     HBO & Co. ..................................                97,425
  24,140     Microsoft Corp.* ...........................             2,045,865
   1,200     Parametric Tech Co.* .......................                72,675
                                                                    -----------
                                                                      2,314,490
                                                                    -----------
BUSINESS-MACHINES & SOFTWARE (2.99%)
   1,080     Apple Computer, Inc. .......................                25,515
  14,970     Compaq Computers ...........................               479,976
   1,580     Digital Equipment* .........................                89,961
   1,190     General Instrument Corp.* ..................                19,858
   1,100     Honeywell ..................................                87,175
  10,325     IBM ........................................             1,078,317
   9,900     Oracle Systems* ............................               243,787
   2,960     Pitney Bowes Systems .......................               138,750
   3,670     Sun Microsystems* ..........................               174,784
   1,510     Unisys Corp.* ..............................                26,991
   3,270     Xerox Corp. ................................               290,008
                                                                    -----------
                                                                      2,655,122
                                                                    -----------
BUSINESS SERVICE (0.19%)
   4,504     First Data .................................               153,136
     200     Shared Medical Systems .....................                15,288
                                                                    -----------
                                                                        168,424
                                                                    -----------
SEMI CONDUCTOR (0.14%)
   1,170     Advanced Micro Devices* ....................                27,422
   1,320     LSI Logic Corp.* ...........................                31,268
   2,090     Micron Technology, Inc. ....................                69,362
                                                                    -----------
                                                                        128,052
                                                                    -----------
TELECOMMUNICATIONS (1.20%)
   5,070     Airtouch Communications* ...................               227,833
   1,320     Cabletron Systems* .........................                20,460
   6,415     Lucent Technologies ........................               695,226
     670     Scientific-Atlanta Inc. ....................                11,725
   1,840     Tellabs, Inc.* .............................               111,090
                                                                    -----------
                                                                      1,066,334
                                                                    -----------
AEROSPACE AIRCRAFT (1.55%)
   5,700     Allied Signal, Inc. ........................               242,606
   9,933     Boeing .....................................               538,865
     550     General Dynamics Corp. .....................                47,713
     600     Northrop Gruman Corp. ......................                83,400
   2,120     Rockwell Intl. Corp. .......................               128,260
   1,680     Textron, Inc. ..............................               125,895
   2,370     United Technologies Corp. ..................               211,671
                                                                    -----------
                                                                      1,378,410
                                                                    -----------
TELECOM EQUIPMENT (0.47%)
   1,916     Lockheed Martin Corp. ......................               223,573
     468     Raytheon-Class A ...........................                27,144
   2,900     Raytheon-Class B ...........................               170,556
                                                                    -----------
                                                                        421,273
                                                                    -----------
MISCELLANEOUS (0.13%)
   3,330     3 Com Corporation* .........................               119,048
                                                                    -----------

             Total Technology ...........................            11,652,980
                                                                    -----------
ENERGY (7.31%)
OIL & GAS - DOMESTIC (1.47%)
     880     Amerada Hess Corp. .........................           $    52,195
   4,960     Amoco Corp. ................................               421,600
     500     Anadarko Petroleum Corp. ...................                32,250
     740     Apache Corp. ...............................                25,160
     650     Ashland Inc. ...............................                36,197
   3,200     Atlantic Richfield .........................               248,800
   1,547     Burlington Resources, Inc. .................                69,228
     480     Columbia Gas System, Inc. ..................                36,630
     440     Helmerich & Payne ..........................                12,733
     430     Kerr McGee Co. .............................                29,079
     910     Oryx Energy ................................                23,148
     400     Pennzoil ...................................                26,775
   2,700     Phillips Petroleum Co. .....................               132,300
     710     Sun Co. ....................................                28,356
   2,550     Unocal Corp. ...............................                96,103
     460     Western Atlas Inc.* ........................                34,931
                                                                    -----------
                                                                      1,305,485
                                                                    -----------
OIL & GAS INTERNATIONAL (4.76%)

   6,560     Chevron Corp. ..............................               532,180
  25,500     Exxon Corp. ................................             1,628,813
   7,950     Mobil Corp. ................................               575,878
  21,540     Royal Dutch Pet.-ADR .......................             1,169,891
   5,768     Texaco .....................................               321,927
                                                                    -----------
                                                                      4,228,689
                                                                    -----------
OIL & GAS SERVICE (0.50%)
     700     Rowan Cos.,Inc.* ...........................                19,731
   4,960     Schlumberger ...............................               373,860
   2,164     Union Pacific Resources Grp ................                48,419
                                                                    -----------
                                                                        442,010
                                                                    -----------
NATURAL GAS (0.18%)
   3,151     Enron ......................................               148,109
     240     Oneok, Inc. ................................                 8,400
                                                                    -----------
                                                                        156,509
                                                                    -----------
ENERGY RAW MATERIAL (0.41%)
   1,570     Baker Hughes, Inc. .........................                64,272
   1,560     Dresser Inds ...............................                69,713
     180     Eastern Enterprises ........................                 7,976
   2,588     Halliburton Co. ............................               120,342
     480     McDermott International ....................                18,900
   3,230     Occidental Petroleum .......................                82,534
                                                                    -----------
                                                                        363,737
                                                                    -----------

             Total Energy ...............................             6,496,430
                                                                    -----------
Total Common Stocks
   (Cost$48,403,226) ....................................            81,759,498
                                                                    -----------

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                               February 28, 1998
                                  (unaudited)

  Par
 Value                                                                   Value
 -----                                                                   -----

SHORT-TERM INVESTMENTS (7.84%)
             UNITED STATES TREASURY BILLS
$4,500,000   5.3163% 09/18/97(b) ........................           $ 4,489,444
2,474,740    PORTICO INSTITUTIONAL MONEY MARKET FUND ....             2,474,740
                                                                    -----------
             Total Short-Term Investments (Cost $6,964,184)           6,964,184
                                                                    -----------
             Total Investments (Cost $55,367,410)(99.85%)            88,723,682
             Other Net Assets (0.15%) ...................               136,513
                                                                    -----------
                Net Assets (100.00%) ....................           $88,860,195
                                                                    ===========
*Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $55,367,410. At February 28, 1998, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

             Unrealized appreciation ....................           $34,189,888
             Unrealized depreciation ....................              (833,616)
                                                                    -----------
                Net unrealized appreciation .............           $33,356,272
                                                                    ===========

(b) At February 28, 1998, certain United States Treasury Bills with a market value of $500,000 were pledged to cover margin requirements for futures contracts.

(c)   Futures   contracts   at   February   28,   1998   (Contracts-$250   times
premium/delivery month/commitment)

                                                                    Unrealized
                                                                   Appreciation
                                                                  (Depreciation)
                                                                  --------------
---------------
     S&P 500 Stock Index:
          18/March 98/Long...............................           $   315,418
          9/June 98/Long ................................               128,542
                                                                    -----------
                                                                    $   443,960
                                                                    ===========

                 See accompanying notes to financial statements

                             S&P MIDCAP INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                               February 28, 1998
                                  (unaudited)

  Shares                                                                 Value
  ------                                                                 -----

COMMON STOCKS (89.19%)

CAPITAL GOODS (5.51%)
PRODUCTION (0.09%)
   1,000     Tecumseh Prod. Co. Cl. A ...................           $    50,125
                                                                    -----------
MACHINERY-AGRICULT & CONSTRUCTION (0.17%)
   3,129     AGCO Corp. .................................                88,003
                                                                    -----------
MACHINERY-INDUSTRIAL (1.05%)
   1,200     Albany Intl. Corp. Cl A ....................                28,575
   1,200     Borg-Warner Automotive .....................                70,350
   2,136     Flowserve Corporation ......................                67,684
   1,600     Modine Manufacturing Co. ...................                56,000
   1,800     Stewart & Stevenson Svcs ...................                43,988
   4,400     Watson Pharm, Inc.* ........................               157,850
   1,200     Watts Industry .............................                36,075
   2,200     York Intl. Corp. New Com ...................                96,663
                                                                    -----------
                                                                        557,185
                                                                    -----------
POLLUTION CONTROL (0.46%)
   1,600     Calgon Carbon Corp. ........................                20,800
   2,800     Donaldson Co. Inc. .........................                66,675
   4,610     U.S. Filter Corp.* .........................               156,452
                                                                    -----------
                                                                        243,927
                                                                    -----------
ENGINEERING & CONSTRUCTION (0.47%)
   1,400     Jacobs Engineering Group* ..................                41,913
   1,300     Structural Dyn. Research* ..................                37,375
   1,700     Vulcan Materials Co. .......................               171,063
                                                                    -----------
                                                                        250,351
                                                                    -----------
ELECTRICAL EQUIPMENT (2.23%)
   1,700     Ametek, Inc.* ..............................                45,688
   3,400     Cirrus Logic, Inc.* ........................                36,975
   3,530     Hubble, Inc. Cl. B .........................               177,824
   3,500     Integrated Device Tech.* ...................                52,719
   2,250     IPALCO .....................................                96,047
   3,515     Mark IV Industries, Inc. ...................                81,724
   7,790     Molex, Inc. ................................               235,647
   4,400     Teradyne, Inc.* ............................               207,625
   2,300     UCAR International* ........................                79,206
   1,600     Varian Assoc ...............................                92,800
   3,391     Vishay Intertechnology, Inc.* ..............                69,092
                                                                    -----------
                                                                      1,175,347
                                                                    -----------
TRANSPORTATION EQUIPMENT (0.82%)
   3,100     Danaher Corp. ..............................               223,006
   2,100     Federal Signal .............................                49,350
   1,900     Trinity Industries .........................                95,475
   2,500     Wisconsin Central Transport ................                67,813
                                                                    -----------
                                                                        435,644
                                                                    -----------
CONGLOMERATE (0.21%)

   1,540     Newport News Shipbuilding ..................                41,965
   1,600     Rayonier, Inc. .............................                67,800
                                                                    -----------
                                                                        109,765
                                                                    -----------

             Total Capital Goods ........................             2,910,347
                                                                    -----------
CONSUMER CYCLICAL (6.51%)
HOUSING (0.23%)
   6,241     Clayton Homes, Inc. ........................               124,040
                                                                    -----------
BUILDING MATERIAL (0.32%)
   1,700     BJ'S Wholesale Club* .......................                57,588
     900     Calmat Co. .................................                25,875
   2,300     Martin Marietta Materials ..................                87,544
                                                                    -----------
                                                                        171,007
                                                                    -----------
AUTO & TRUCK (0.14%)
   1,800     Teleflex, Inc. .............................                73,013
                                                                    -----------
AUTO PARTS (0.16%)
     900     Arvin Inds., Inc. ..........................                35,663
   1,600     Superior Industries ........................                49,700
                                                                    -----------
                                                                         85,363
                                                                    -----------
TIRE & RUBBER (0.26%)
   1,100     Bandag Inc. ................................                61,669
   1,600     Carlisle Cos., Inc. ........................                77,500
                                                                    -----------
                                                                        139,169
                                                                    -----------
HOUSEHOLD PRODUCTS (0.16%)
   2,400     Fingerhut Cos ..............................                59,550
     800     Stanhome Inc. ..............................                23,100
                                                                    -----------
                                                                         82,650
                                                                    -----------
TEXTILE & APPAREL (0.65%)
   2,600     Burlington Inds., Inc.* ....................                43,063
   7,200     Shaw Industries, Inc. ......................                85,500
   3,100     UNIFI, Inc. ................................               113,925
   2,700     Warnaco Group Cl A .........................               100,238
                                                                    -----------
                                                                        342,726
                                                                    -----------
SHOES (0.10%)
   1,900     Nine West Group, Inc.* .....................                52,250
                                                                    -----------
RETAIL-GENERAL (4.11%)
   3,400     Barnes & Noble Inc* ........................               119,425
   3,600     Bed Bath & Beyond* .........................               155,475
   2,300     Best Buy Co.* ..............................               137,138
   3,600     Callaway Golf Co. ..........................               116,100
   2,550     Claire's Stores, Inc. ......................                45,900
   4,613     CompUSA* ...................................               161,455
   6,003     Dollar General Corp. .......................               276,888
   4,500     Family Dollar Stores* ......................               160,313
   2,000     Fastenal Co. ...............................                87,750
   2,200     Heilig-Meyers Co. ..........................                34,100
   3,700     Kohls Department Stores* ...................               296,694
   4,586     Meyer, Fred, Inc.* .........................               203,790
   1,800     Micro Warehouse, Inc.* .....................                24,750
   1,834     Payless Shoesource* ........................               123,337
   4,324     Proffitts Inc. .............................               146,476
   1,740     Tiffany & Co. ..............................                81,780
                                                                    -----------
                                                                      2,171,371
                                                                    -----------
LODGING (0.37%)
   4,097     Promus Hotel Corp.* ........................               197,680
                                                                    -----------

             Total Consumer Cyclical ....................             3,439,269
                                                                    -----------
CONSUMER NON-DURABLE (17.90%)
HEALTHCARE (1.25%)
   2,600     Appria Healthcare Group* ...................                35,425
   5,500     Beverly Enterprises Inc. ...................                83,531
   2,900     Covance, Inc.* .............................                62,350

                             S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               February 28, 1998
                                  (unaudited)

  Shares                                                                 Value
  ------                                                                 -----

HEALTHCARE (CONTINUED)
     600     Datascope Corp.* ...........................           $    15,075
   2,400     Dentsply International, Inc. ...............                74,400
     500     Diagnostic Products Corp. ..................                14,188
   2,100     Hlthcare & Retirement Del.* ................                92,138
   6,300     Mylan Laboratories .........................               128,363
     816     Pacificare Health System* ..................                51,000
   3,700     Quorum Health Group, Inc. ..................               102,559
                                                                    -----------
                                                                        659,029
                                                                    -----------
CONSUMER PRODUCTS (0.43%)
   2,833     Acnielson Corp.* ...........................                70,825
   2,200     First Brands Corp. .........................                56,650
   2,031     Lancaster Colony Corp. .....................                89,364
   4,000     Service Merchandise Co.* ...................                 9,250
                                                                    -----------
                                                                        226,089
                                                                    -----------
FOOD BEVERAGE & TOBACCO (3.87%)
   1,700     Bob Evans Farms ............................                34,956
  18,900     Coca-Cola Enterprises ......................               624,881
   1,800     Dean Foods Co. .............................                99,000
   3,200     Dole Food Company ..........................               173,800
   1,200     Dreyer Grand Ice Cream .....................                27,150
   3,975     Flowers Inds., Inc. ........................               101,114
   3,900     Hormel Foods Corp. .........................               144,788
     800     Int. Multifoods, Inc. ......................                22,350
   3,822     Interstate Bakeries Corp. ..................               128,037
   1,300     Lance, Inc. ................................                30,225
   3,660     McCormick & Co. ............................               104,996
   1,200     Smucker (J.M.)Co. Cl. A ....................                31,950
   4,300     Starbucks Corp.* ...........................               170,119
  10,950     Tyson Foods, Inc. Cl. A ....................               213,525
   1,900     Universal Corp. ............................                90,250
   1,100     Universal Foods Corp. ......................                49,500
                                                                    -----------
                                                                      2,046,641
                                                                    -----------
RETAIL-FOOD & DRUGS (0.53%)
   4,100     General Nutrition Co. ......................               162,975
   1,954     Hannaford Brothers Co. .....................                82,434
   1,800     Ruddick Corp. ..............................                32,625
                                                                    -----------
                                                                        278,034
                                                                    -----------
COMMUNICATIONS & MEDIA (0.93%)
   3,200     Belo (A.H.)Corp. Sr. A .....................               175,200
   1,000     Information Resources* .....................                14,000
   1,000     TCA Cable TV, Inc. .........................                49,250
     510     Washington Post, Class B ...................               251,685
                                                                    -----------
                                                                        490,135
                                                                    -----------
ENTERTAINMENT & LEISURE (0.70%)
   1,648     Chris Craft Industries* ....................                91,979
   5,000     Circus Circus Ent., Inc.* ..................               110,000
   2,178     Gtech Holdings Corp.* ......................                76,911
   2,986     Premark International ......................                92,939
                                                                    -----------
                                                                        371,829
                                                                    -----------
APPAREL (0.51%)
   2,400     Jones Apparel Group* .......................               132,000
   1,400     Lands End* .................................                55,125
   3,100     Saks Holding, Inc. .........................                80,988
                                                                    -----------
                                                                        268,113
                                                                    -----------
DRUGS (1.36%)

   2,750     Allegiance Corp. ...........................                95,906
   2,212     Bergen Brunswig Corp. Cl A .................                99,540
   1,800     Carter-Wallace, Inc. .......................                32,175
   2,100     Forest Laboratories Cl. A* .................               131,381
   6,200     IVAX Corp.* ................................                52,313
   4,600     McKesson Corp. .............................               239,775
   1,100     R P Scherer Corp.* .........................                66,894
                                                                    -----------
                                                                        717,984
                                                                    -----------

HOSPITAL SUPPLY & SERVICE (0.86%)
   1,100     Acuson Corp.* ..............................                20,213
   4,050     Omnicare Inc. ..............................               149,850
   1,200     Pacificare Health Sys. A* ..................                73,200
   5,100     Stryker Corp. ..............................               208,781
                                                                    -----------
                                                                        452,044
                                                                    -----------
COSMETICS & SOAP (0.04%)
     800     Church and Dwight ..........................                22,950
                                                                    -----------
PRINTING & PUBLISHING (0.51%)
   1,600     Banta Corp. ................................                47,600
     600     Gibson Greetings, Inc.* ....................                13,200
   2,000     Glatfelter (P.H.) Co. ......................                35,125
   1,200     Houghton Mifflin Co. .......................                38,100
   2,200     Lee Enterprises ............................                68,200
   1,400     Media General Inc. Cl. A ...................                65,800
                                                                    -----------
                                                                        268,025
                                                                    -----------
RESTAURANT (0.68%)
   3,210     Brinker International* .....................                67,009
   1,200     Buffets, Inc.* .............................                12,675
   3,200     Cracker Barrel Old Country .................               129,400
   2,100     Lone Star Steakhouse* ......................                44,231
   2,300     Outback Steakhouse, Inc.* ..................                82,225
     750     Sbarro, Inc. ...............................                22,125
                                                                    -----------
                                                                        357,665
                                                                    -----------
BUSINESS SERVICE (2.49%)
   5,000     Cintas Group ...............................               212,500
   3,600     Comdisco ...................................               150,075
   4,700     Dial Corp. .................................               111,331
   2,700     Noble Affiliates ...........................               105,300
   5,475     Paychex, Inc. ..............................               282,647
   2,200     Pittson Brink's Group ......................                84,975
   4,928     Sungard Data Systems Inc.* .................               168,476
   4,700     Viad Corp. .................................               113,681
   2,400     Wallace Computer Services ..................                87,300
                                                                    -----------
                                                                      1,316,285
                                                                    -----------
OFFICE PRODUCTS (2.10%)
   1,300     Hon Inds ...................................                85,475
   2,250     Miller (Herman), Inc. ......................               137,813
   8,200     Office Depot* ..............................               226,012
   6,300     Office Max, Inc.* ..........................               105,131
   1,200     Standard Register Co. ......................                40,950
  12,525     Staples, Inc.* .............................               264,591
   3,281     Unisource Worldwide, Inc. ..................                44,704
   5,700     U.S. Post Office Products* .................               105,450
   4,400     Viking Office Products* ....................                96,800
                                                                    -----------
                                                                      1,106,926
                                                                    -----------
HEALTHCARE SERVICES (1.58%)
   1,957     Concentra Managed Care .....................                67,150
   1,600     First Health Group Corp. ...................                79,700
   6,300     Foundation Hlth Systems-A ..................               174,431
   8,100     Health Mgmt. Assoc. A.* ....................               225,281
   2,500     Novacare, Inc.* ............................                35,000
   4,630     Sybron International Corp.* ................               126,457

                             S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               February 28, 1998
                                  (unaudited)

  Shares                                                                 Value
  ------                                                                 -----

HEALTHCARE SERVICES (CONTINUED)
     744     Total Renal Care Holdings ..................           $    23,934
   3,500     Vencor, Inc.* ..............................               100,406
                                                                    -----------
                                                                        832,359
                                                                    -----------
HEALTH & BEAUTY AIDS (0.08%)
   4,000     Perrigo Co.* ...............................                43,000
                                                                    -----------

             Total Consumer Non-Durable .................             9,457,108
                                                                    -----------
BANKING & FINANCIAL SERVICES(14.94%)
BANK & BANK HOLDING COS. (6.52%)
   2,384     City National Corp. ........................                88,655
   5,400     Crestar Financial Corp. ....................               298,350
   4,500     First of America Bancorp ...................               349,594
   8,888     First Security Corp. Del ...................               206,079
   6,400     First Tennesse Ntl., Corp. .................               204,000
   2,700     First Virginia .............................               136,688
   7,200     Firstar Corp. ..............................               301,050
   6,400     Hibernia Bank ..............................               128,000
   4,980     Marshall and Isley Corp. ...................               291,953
   3,300     Mercantile Bankshares Corp. ................               115,603
   4,800     Old Kent Financial Corp. ...................               185,100
   4,300     Pacific Century Financial ..................                92,719
   4,160     Pinnacle West ..............................               169,780
   6,600     Regions Financial Corp. ....................               262,350
   7,350     Southtrust Corp. ...........................               300,431
   1,900     Wilmington Trust Corp. .....................               117,563
   4,525     Zions Bancorporation .......................               194,575
                                                                    -----------
                                                                      3,442,490
                                                                    -----------
SAVINGS & LOAN (1.25%)
   2,507     Associated Banc Corp. ......................               131,304
   3,113     Charter One Financial Inc. .................               188,628
   6,293     Dime Bancorp Inc. (New) ....................               191,937
   4,489     TCP Financial Corp. ........................               148,418
                                                                    -----------
                                                                        660,287
                                                                    -----------
FINANCE COMPANY (0.90%)
   3,300     Capital One Financial Corp. ................               221,719
   4,070     Union Planters Corp. .......................               251,577
                                                                    -----------
                                                                        473,296
                                                                    -----------
INVESTMENT COMPANY (0.54%)
   6,111     Bear Stearns Cos., Inc. ....................               284,925
                                                                    -----------
INSURANCE (3.20%)
   6,662     AFLAC Corp. ................................               409,297
   3,600     AMBAC Financial Grp ........................               191,700
   3,200     American Fin. Group, Inc. ..................               129,400
   2,600     Finova Group Inc. ..........................               143,000
   1,100     HSB Group, Inc. ............................                69,438
   4,200     Old Republic ...............................               177,188
   3,900     Oxford Health Plans* .......................                67,031
   6,800     Provident Cos ..............................               244,800
   1,700     The PMI Group ..............................               123,675
   1,800     Transatlantic Holdings, Inc. ...............               136,125
                                                                    -----------
                                                                      1,691,654
                                                                    -----------
FINANCIAL SERVICES (2.53%)
   4,987     AG Edwards .................................               209,766
  12,500     Franklin Resources Inc. ....................               637,500
   6,900     Paine Webber ...............................               289,800
   3,000     T. Rowe Price ..............................               199,125
                                                                    -----------
                                                                      1,336,191
                                                                    -----------
             Total Banking & Finance ....................             7,888,843
                                                                    -----------

UTILITY (9.90%)
ELECTRIC (6.43%)
   6,400     Allegheny Power System .....................               195,600
   2,400     Atlantic Energy, Inc. ......................                48,900
     600     Black Hills Corp. ..........................                19,650
   4,040     Calenergy, Inc.* ...........................               108,323
     900     Central Louisiana Electric .................                29,250
   1,300     Central Maine Power Co. ....................                21,694
   4,800     CMS Energy Corp. ...........................               212,400
   2,700     Delmarva Power & Light .....................                58,050
   5,100     Florida Progress Corp. .....................               197,306
   1,300     Hawaiian Electric Inds .....................                52,650
   1,700     Idaho Power Co. ............................                59,394
   4,000     Illinova Corp. .............................               111,000
   3,300     Kansas City Power & Light ..................                99,413
   3,000     LG&E Energy Corp. ..........................                71,813
   5,364     Midamerican Energy Co. .....................               111,303
   1,400     Minnesota Power & Light ....................                56,613
   2,500     Montana Power Co. ..........................                80,000
   2,100     Nevada Power Co. ...........................                52,106
   5,205     New Century Engeries Inc.* .................               242,683
   3,400     New England Syst ...........................               143,225
   3,310     New York State Elec. & Gas .................               124,332
   6,600     Nipsco Industries ..........................               169,538
   6,700     Northeast Utilities ........................                83,750
   2,100     Oklahoma Gas & Electric ....................               113,400
   6,300     Potomac Electric Power Co 1 ................               158,288
   1,700     Public Ser. Co. of N. Mex ..................                39,631
   4,227     Puget Sound Power & Light ..................               114,657
   5,500     SCANA Corp. ................................               158,125
   6,200     Teco Energy, Inc. ..........................               163,138
   2,600     Utilicorp United Inc. ......................                93,600
   5,900     Wisc. Energy Corp. .........................               160,775
   1,400     WPL Holdings, Inc. .........................                44,625
                                                                    -----------
                                                                      3,395,232
                                                                    -----------
GAS (1.04%)
   2,500     Atlanta Gas Light Co. ......................                50,781
     900     Indiana Energy, Inc. .......................                26,888
   2,600     Keyspan Energy Corp. .......................                92,462
   3,800     MCN Energy Group, Inc. .....................               139,888
   6,610     Noble Drilling Corp.* ......................               187,559
   1,900     Washington Gas Light Co. ...................                51,181
                                                                    -----------
                                                                        548,759
                                                                    -----------
TELEPHONE (2.39%)
   6,174     360 Communications Co.* ....................               163,611
   1,700     Aliant Communications ......................                44,625
   3,100     Century Telephone Entps ....................               189,100
   6,200     Cincinnati Bell ............................               198,400
   4,710     LCI International, Inc.* ...................               155,430
   5,075     NCR Corp.* .................................               159,228
   3,400     S. New Eng. TeleCom ........................               214,625
   3,100     Telephone & Data ...........................               135,044
                                                                    -----------
                                                                      1,260,063
                                                                    -----------

                             S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               February 28, 1998
                                  (unaudited)

  Shares                                                                 Value
  ------                                                                 -----

MISCELLANEOUS (0.05%)
   1,900     Vanguard Cellular Sys. Cl. A* ..............           $    24,700
                                                                    -----------

             Total Utility ..............................             5,228,754
                                                                    -----------

SERVICE (3.17%)
DISTRIBUTOR (0.39%)
   2,100     Alexander & Baldwin, Inc. ..................                59,325
   4,000     American Water Works, Inc. .................               120,000
     700     Scholastic Corp.* ..........................                27,738
                                                                    -----------
                                                                        207,063
                                                                    -----------
POLLUTION CONTROL (0.84%)
  10,700     USA Waste Services, Inc.* ..................               445,388
                                                                    -----------
BUSINESS (1.26%)
   2,400     Fiserv, Inc.* ..............................               131,400
   1,700     Kelly Services, Inc. Cl. A .................                60,562
   4,300     ManPower, Inc. .............................               181,406
   3,000     Medaphis* ..................................                31,125
   3,650     Olsten Corp. ...............................                58,856
   4,500     Robert Half Intl.* .........................               203,625
                                                                    -----------
                                                                        666,974
                                                                    -----------
CONSUMER (0.38%)
   1,900     Rollins, Inc. ..............................                39,188
   3,000     Sotheby's ..................................                60,938
   2,100     Stewart Enterprises Inc. ...................                98,963
                                                                    -----------
                                                                        199,089
                                                                    -----------
MISCELLANEOUS (0.30%)
   4,100     Corrections Corp. of Am.* ..................               156,825
                                                                    -----------

             Total Service ..............................             1,675,339
                                                                    -----------
TRANSPORTATION (2.32%)
AIR TRANSPORTATION (0.30%)
   2,000     Airbourne Freight Corp. ....................                72,375
     500     Alaska Airgroup, Inc.* .....................                27,531
   1,400     ASA Holdings, Inc. .........................                56,350
                                                                    -----------
                                                                        156,256
                                                                    -----------
RAILROAD (0.95%)
   1,200     Gatx Corp. .................................                93,000
   3,250     Illinois Central Corp. Cl. A ...............               126,141
             5,700 Kansas City Southern Inds ............               211,969
   2,600     Ogden Corp. ................................                71,500
                                                                    -----------
                                                                        502,610
                                                                    -----------
TRUCKING (0.29%)

   1,100     Arnold Inds., Inc. .........................                17,531
   2,100     Consolidated Freightways ...................                82,163
   2,000     Hunt (J.B.)* ...............................                53,500
                                                                    -----------
                                                                        153,194
                                                                    -----------
MISCELLANEOUS (0.61%)
   7,600     Harley Davidson ............................               220,400
   2,212     JP Foodservice Inc. ........................                73,134
   1,400     Overseas Shipholding Grp ...................                29,050
                                                                    -----------
                                                                        322,584
                                                                    -----------

             Total Transportation .......................             1,225,666
                                                                    -----------
MANUFACTURING (8.80%)
CONSUMER DURABLE (0.45%)
   4,700     Leggett & Platt ............................               235,881
                                                                    -----------
BUILDING & HOUSING (0.13%)
   1,100     Southdown, Inc. ............................                70,400
                                                                    -----------
CHEMICAL (3.10%)
   3,200     Airgas, Inc.* ..............................                57,400
   3,000     Albemarle Corp. ............................                73,125
   1,300     Betzdearborn, Inc. .........................                83,444
   3,400     Cabot Corp. ................................               119,850
   3,267     Crompton & Knowles Corp. ...................                98,418
   2,300     Cytec, Inds.* ..............................               112,413
   1,000     Dexter Corp. ...............................                40,625
   4,100     Ethyl Corp. ................................                33,825
   1,800     Ferro Corp. ................................                48,487
     600     Fuller (H.B.) Corp. ........................                34,125
   2,000     Georgia Gulf Corp. .........................                65,875
   5,500     IMC Global, Inc. ...........................               210,031
   5,000     Iowa Beef Processing .......................               111,563
   1,800     Lawter International .......................                21,038
   2,900     Lubrizol Corp. .............................               111,831
   4,200     Lyondell Petrochemical .....................               114,450
     400     NCH Corp. ..................................                24,375
   4,218     RPM, Inc. Ohio .............................                71,706
   2,000     Schulman (A.), Inc. ........................                51,000
   5,718     Solutia Inc. ...............................               156,173
                                                                    -----------
                                                                      1,639,754
                                                                    -----------
DIVERSIFIED (0.53%)

     800     Nordson Corp. ..............................                38,900
   2,600     Olin Corp. .................................               119,113
   3,000     Witco Corp. ................................               119,438
                                                                    -----------
                                                                        277,451
                                                                    -----------
CAPITAL GOOD (0.36%)
   2,600     Harsco Corporation .........................               108,875
   1,200     Kennametal, Inc. ...........................                63,150
   1,000     Magnetek, Inc.* ............................                17,750
                                                                    -----------
                                                                        189,775
                                                                    -----------
PAPER & FOREST PRODUCT (1.01%)
   2,100     Bowater, Inc. ..............................               103,950
   1,000     Chesapeake Corp. ...........................                33,938
   2,400     Consolidated Papers ........................               139,350
   4,350     Georgia Pacific Co Timber ..................                99,234
   2,700     Longview Fibre Co. .........................                41,681
   1,700     Pentair, Inc. ..............................                70,019
   2,042     Wausau Paper Mills Co. .....................                44,158
                                                                    -----------
                                                                        532,330
                                                                    -----------
METAL & MINERALS (0.50%)
   2,600     AK Steel Holding Corp. .....................                48,588
     600     Brush Wellman, Inc. ........................                16,200
     900     Carpenter Technology .......................                42,581
   2,475     Hanna (M.A.)Co .............................                57,389
     300     Maxxam, Inc.* ..............................                15,975
   1,200     Minerals Technology, Inc. ..................                57,300
   1,300     Oregon Steel Mills, Inc. ...................                26,163
                                                                    -----------
                                                                        264,196
                                                                    -----------

                             S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               February 28, 1998
                                  (unaudited)

  Shares                                                                 Value
  ------                                                                 -----

CONTAINER (0.69%)
     500     Cleveland Cliffs Corp. .....................           $    25,688
   2,200     Sealed Air Corp.* ..........................               148,088
   4,875     Sonoco Products, Inc. ......................               188,602
                                                                    -----------
                                                                        362,378
                                                                    -----------
COMPUTER (0.73%)
   6,600     Quantum Corp.* .............................               165,825
   2,000     Sequent Computer Systems* ..................                42,375
   2,624     Storage Technology Corp.* ..................               179,088
                                                                    -----------
                                                                        387,288
                                                                    -----------
NON FERROUS METALS (0.36%)
   2,800     Alumax, Inc.* ..............................               103,775
   1,800     Federal Mogul Corp. ........................                88,313
                                                                    -----------
                                                                        192,088
                                                                    -----------
MISCELLANEOUS (0.94%)
   1,200     Culligan Water Tech.* ......................                69,150
   3,500     Hillenbrand Industries .....................               196,656
   5,670     International Game Tech ....................               137,498
   1,400     Kaydon Corp. ...............................                52,063
   1,800     Wellman, Inc. ..............................                38,700
                                                                    -----------
                                                                        494,067
                                                                    -----------

             Total Manufacturing ........................             4,645,608
                                                                    -----------
TECHNOLOGY (13.99%)
OFFICE EQUIPMENT (0.63%)
   3,600     Diebold ....................................               184,950
   3,500     Lexmark Intl. Group CL A* ..................               149,625
                                                                    -----------
                                                                        334,575
                                                                    -----------
ELECTRONIC (1.95%)
   5,274     Arrow Electronics, Inc.* ...................               175,690
   2,100     Avnet, Inc. ................................               133,875
   2,400     Litton Inds.* ..............................               149,400
   3,054     SCI Systems Inc.* ..........................               137,430
   3,900     Sensormatic Elect. Corp. ...................                72,638
   5,600     Solectron Corp.* ...........................               270,900
   1,800     Symbol Technologies, Inc. ..................                91,912
                                                                    -----------
                                                                      1,031,845
                                                                    -----------
BIOTECHNOLOGY (1.21%)
   1,500     Beckman Instruments, Inc. ..................                72,563
   3,800     Biogen, Inc.* ..............................               167,675
   3,600     Centocor, Inc.* ............................               129,825
   8,812     Chiron Corp.* ..............................               169,080
   3,400     Genzyme Corp.* .............................               100,513
                                                                    -----------
                                                                        639,656
                                                                    -----------
SOFTWARE (3.11%)
   5,100     BMC Software, Inc.* ........................               390,150
   9,850     Cadence Design System, Inc.* ...............               344,134
   8,800     Compuware Corp.* ...........................               370,700
   2,800     Electronic Arts* ...........................               123,550
   7,800     Informix Corp.* ............................                60,938
   4,400     Reynolds & Reynolds Cl. A ..................                93,500
   4,466     Sterling Commerce, Inc.* ...................               203,761
   2,300     Symantec Corp.* ............................                57,931
                                                                    -----------
                                                                      1,644,664
                                                                    -----------
BUSINESS-MECHANICS & SOFTWARE (2.06%)
   5,050     American Online, Inc.* .....................               611,681
     600     ATL Ultrasound Inc.* .......................                27,300
     750     Granite Construction, Inc. .................                19,875
   2,100     Imation Corp.* .............................                35,306
   3,454     Network Associates Inc. ....................               223,215
   1,200     Stratus Computer* ..........................                60,225
   3,209     Synopsys Inc. ..............................               112,114
                                                                    -----------
                                                                      1,089,716
                                                                    -----------
BUSINESS-SERVICE (0.12%)
     900     Policy Mgmt. Systems Corp.* ................                65,138
                                                                    -----------
SEMICONDUCTOR (1.96%)
   4,600     Altera Corp.* ..............................               198,375
   5,100     Atmel Corp.* ...............................                82,875
   3,800     Cypress Semiconductor* .....................                35,863
   3,900     Linear Technology Corp. ....................               295,425
   6,400     Maxim Integrated Prod.* ....................               258,400
             3,800 Xilinx, Inc.* ........................               166,725
                                                                    -----------
                                                                      1,037,663
                                                                    -----------
TELECOMMUNICATIONS (1.17%)
   6,600     ADCTelecom., Inc.* .........................               170,363
   2,500     Comsat Corp. ...............................                83,594
  12,244     Nextel Communications* .....................               361,963
                                                                    -----------
                                                                        615,920
                                                                    -----------
AEROSPACE AIRCRAFT (0.65%)
   3,406     Meritor Automative Inc. ....................                85,150
   1,250     Precision Castparts ........................                69,297
   3,100     Sunstrand Corp. ............................               187,550
                                                                    -----------
                                                                        341,997
                                                                    -----------
TELECOM EQUIPMENT (0.29%)
   2,000     Gencorp, Inc. ..............................                54,500
   1,100     OEA, Inc.* .................................                23,306
     800     Thiokol Corp. ..............................                76,500
                                                                    -----------
                                                                        154,306
                                                                    -----------
MISCELLANEOUS (0.83%)
   4,800     Amer. Pwr. Conversion Corp.* ...............               139,200
   8,133     Analog Devices* ............................               262,289
   3,300     Mentor Graphics ............................                34,444
                                                                    -----------
                                                                        435,933
                                                                    -----------

             Total Technology ...........................             7,391,413
                                                                    -----------
ENERGY (6.15%)
OIL & GAS-DOMESTIC (2.41%)
   2,911     El Paso Natural Gas ........................               193,218
   2,800     Mapco, Inc. ................................               150,675
   2,400     Murphy Oil Corp. ...........................               119,850
   1,700     National Fuel Gas Co. ......................                79,263
   4,900     Pioneer Natural Resources* .................               116,069
   1,700     Quaker State Corp. .........................                25,713
   2,200     Questar ....................................                93,500
   3,200     Seagull Energy Corp.* ......................                54,000
   7,800     Tosco Corp. ................................               289,575
   4,300     Ultramar Diamond Shamrock ..................               153,456
                                                                    -----------
                                                                      1,275,319
                                                                    -----------
OIL & GAS-INTERNATIONAL (0.32%)
   3,800     Parker Drilling Co.* .......................                41,800
   5,200     Ranger Oil Ltd. ............................                33,475
   2,691     Weatherford Enterra, Inc.* .................                93,176
                                                                    -----------
                                                                        168,451
                                                                    -----------
OIL & GAS SERVICE (2.48%)
   3,800     BJ Services* ...............................               130,625
   1,912     Camco International Inc. ...................               111,852

                             S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               February 28, 1998
                                  (unaudited)

  Shares                                                                 Value
  ------                                                                 -----

OIL & GAS SERVICE (CONTINUED)
   7,200     Ensco Intl., Inc. ..........................           $   209,700
   8,800     Global Marine, Inc. ........................               204,050
   4,500     Nabors Industries ..........................               102,938
   2,100     Smith International, Inc.* .................               111,825
   3,100     Tidewater, Inc. ............................               137,950
   5,200     Transocean Offshore, Inc. ..................               223,600
   3,200     Varco Intl., Inc.* .........................                79,600
                                                                    -----------
                                                                      1,312,140
                                                                    -----------
NATURAL GAS (0.00%)
      .5     Enron ......................................                    24
                                                                    -----------
ENERGY-RAW MATERIALS (0.70%)
   8,386     AESCorp.* ..................................               368,984
                                                                    -----------
MISCELLANEOUS (0.24%)
     400     Sequa Corp.* ...............................                30,075
   2,700     Valero Energy Corp. ........................                95,825
                                                                    -----------
                                                                        125,900
                                                                    -----------

             Total Energy ...............................             3,250,818
                                                                    -----------
Total Common Stock
   (cost $30,444,273) ...................................            47,113,165
                                                                    -----------
   Par
  Value
  -----

SHORT-TERM INVESTMENTS (10.72%)
             UNITED STATES TREASURY BILLS
$5,000,000   5.570% 09/18/97(b) .........................             4,988,173

   672,282   PORTICO INSTITUTIONAL MONEY MARKET FUND ....               672,282
                                                                    -----------

             Total Short-Term Investments (Cost $5,660,455)           5,660,455
                                                                    -----------

             Total Investments (Cost $36,104,728)(99.91%)           52,773,620
             Other Net Assets (0.09%) ...................               47,218
                                                                    -----------
                Net Assets (100%) .......................          $52,820,838
                                                                   ===========
---------------
* Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $36,104,728. At February 28, 1998, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

             Unrealized appreciation ....................           $18,381,464
             Unrealized depreciation ....................            (1,712,572)
                                                                    -----------
                Net unrealized appreciation .............           $16,668,892
                                                                    ===========

(b) At February 28, 1998, certain United States Treasury Bills with a market value of $1,000,000 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 28, 1998:
  (Contracts - $500 times premium/delivery month/commitment)

                                                                    Unrealized
                                                                   Appreciation
                                                                  (Depreciation)
                                                                  --------------
S&P MidCap 400 Index:
   31/March 98/Long .....................................           $   363,193
   1/June 98/Long .......................................                   542
                                                                    -----------
                                                                    $   363,735

                 See accompanying notes to financial statements

                               EQUITY INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                               February 28, 1998
                                  (unaudited)

  Shares                                                                 Value
  ------                                                                 -----

COMMON STOCK (68.38%)
CAPITAL GOOD (2.76%)
PRODUCTION (0.60%)
   1,100     Cooper Inds., Inc. .........................           $    61,738
                                                                    -----------
ELECTRICAL EQUIPMENT (1.13%)
   2,640     AMP, Inc. ..................................               116,655
                                                                    -----------
CONGLOMERATE (1.04%)
   2,600     Tenneco, Inc. ..............................               106,925
                                                                    -----------

             Total Capital Good .........................               285,318
                                                                    -----------
CONSUMER CYCLICAL (6.31%)
BUILDING MATERIAL (0.97%)
   1,800     Johnson Controls, Inc. .....................               100,013
                                                                    -----------
AUTO & TRUCK (2.45%)
   4,480     Ford Motor Co. .............................               253,400
                                                                    -----------
RETAIL-GENERAL (2.89%)
   2,030     May Dept. Stores Co. .......................               123,323
   2,000     JC Penny Co. ...............................               141,375
   1,160     The Limited, Inc. ..........................                33,640
                                                                    -----------
                                                                        298,338
                                                                    -----------

             Total Consumer Cyclical ....................               651,751
                                                                    -----------

CONSUMER NON-DURABLE (5.96%)
HEALTH CARE (0.33%)
     750     Bausch & Lomb, Inc. ........................                33,609
                                                                    -----------
FOOD, BEVERAGE & TOBACCO (2.18%)
   4,000     H.J. Heinz Co. .............................               225,250
                                                                    -----------
DRUGS (1.83%)
   1,350     Baxter International Inc. ..................                76,444
   1,120     Bristol-Myers/Squibb Co. ...................               112,210
                                                                    -----------
                                                                        188,654
                                                                    -----------
COSMETIC & SOAP (1.04%)
   1,320     Colgate Palmolive Co. ......................               107,168
                                                                    -----------
BUSINESS SERVICE (0.58%)
   1,800     Dun & Bradstreet Corp. .....................                60,300
                                                                    -----------

             Total Consumer Non-Durable .................               614,981
                                                                    -----------
BANKING & FINANCE (20.72%)
BANK & BANK HOLDING CO. (17.61%)
   4,532     Banc One Corp. .............................               256,058
   1,800     Bankers Trust New York .....................               212,850
   2,600     Chase Manhattan Corp. ......................               322,563
   3,600     CoreStates Financial Corp. .................               303,975
   2,790     First Chicago NBDCorp ......................               229,303
   2,000     Mellon Bank Corp. ..........................               124,625
   2,000     Nations Bank Corp. .........................               137,000
   2,000     PNC Financial Corp. ........................               111,000
     375     Wells Fargo & Co. ..........................               120,750
                                                                    -----------
                                                                      1,818,124
                                                                    -----------
INSURANCE (3.11%)
   2,400     American General ...........................           $   139,500
   2,100     Marsh & McLennan ...........................               182,044
                                                                    -----------
                                                                        321,544
                                                                    -----------

             Total Banking & Finance ....................             2,139,668
                                                                    -----------
UTILITY (10.49%)
ELECTRIC (0.91%)
   1,700     Duke Power .................................                94,456
                                                                    -----------
TELEPHONE (7.85%)
   3,100     ALLTEL Corp. ...............................               141,631
   5,860     Ameritech Corp. ............................               244,289
   3,530     Bell Atlantic Corp. ........................               316,818
   2,000     GTE Corp. ..................................               108,250
                                                                    -----------
                                                                        810,988
                                                                    -----------
ENERGY (1.72%)
   7,180     Southern Co. ...............................               177,256
                                                                    -----------

             Total Utility ..............................             1,082,700
                                                                    -----------
TRANSPORTATION (0.57%)
RAILROAD (0.57%)
   1,710     Norfolk Southern Corp. .....................                58,888
                                                                    -----------

             Total Transporation ........................                58,888
                                                                    -----------
MANUFACTURING (6.75%)
CHEMICAL (3.87%)
   3,700     Dupont De Nemours & Co. ....................               226,856
   5,300     Williams Companies, Inc. ...................               173,244
                                                                    -----------
                                                                        400,100
                                                                    -----------
PAPER & FORREST PRODUCT (1.46%)
     990     International Paper ........................                46,159
   1,200     Union Camp Corp ............................                71,700
     660     Weyerhaeuser Co. ...........................                32,959
                                                                    -----------
                                                                        150,818
                                                                    -----------
MISCELLANEOUS (1.41%)
   1,710     3M & Co. ...................................               145,884
                                                                    -----------

             Total Manufacturing ........................               696,802
                                                                    -----------
TECHNOLOGY (3.68%)
ELECTRONIC (0.55%)
   1,120     Harris Corp. ...............................                56,770
                                                                    -----------
BUSINESS-MECHANIC & SOFTWARE (2.36%)
   5,200     Pitney Bowes Inc. ..........................               243,750
                                                                    -----------
AEROSPACE AIRCRAFT (0.77%)
     920     General Dynamics Corp. .....................                79,810
                                                                    -----------

             Total Technology ...........................               380,330
                                                                    -----------
ENERGY (11.14%)
OIL & GAS (4.32%)
   1,710     Amoco Corp. ................................               145,350

                               EQUITY INCOME FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               February 28, 1998
                                  (unaudited)

  Shares                                                                 Value
  ------                                                                 -----

OIL & GAS (CONTINUED)

   1,200     Atlantic Richfield .........................           $    93,300
   4,225     Phillips Petroleum Co. .....................               207,025
                                                                    -----------
                                                                        445,675
                                                                    -----------
OIL & GAS INTERNATIONAL (5.57%)
   1,250     Chevron Corp. ..............................               101,406
   4,360     Exxon Corp. ................................               278,495
   1,500     Mobil Corp. ................................               108,656
   1,600     Royal Dutch Petroleum ......................                86,900
                                                                    -----------
                                                                        575,457
                                                                    -----------
ENERGY RAW MATERIAL (1.26%)
    2900     Dresser Industries .........................               129,592
                                                                    -----------

             Total Energy ...............................             1,150,724
                                                                    -----------

Total Common Stock
   (cost $5,439,304) ....................................             7,061,162
                                                                    -----------
   Par
  Value
  -----

SHORT-TERM INVESTMENTS (31.21%)
             UNITED STATES TREASURY BILLS
$2,750,000   5.570% 09/18/97 (b) ........................             2,743,283

    75,080   PORTICO GOVERNMENT MONEY MARKET FUND .......                75,080
   403,776   PORTICO INSTITUTIONAL MONEY MARKET FUND ....               403,776
                                                                    -----------
             Total Short-Term Investments (Cost $3,222,139)           3,222,139
                                                                    -----------
             Total Investments (Cost $8,661,443)(99.59%).            10,283,301
             Other Net Assets (0.41%)....................                41,887
                                                                    -----------
                Net Assets (100.00%).....................           $10,325,188
                                                                    ===========

(a )Aggregate cost for federal income tax purposes is $8,661,443. At February 28, 1998, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

             Unrealized appreciation ....................           $ 1,658,008
             Unrealized depreciation ....................               (36,150)
                                                                    -----------
                Net unrealized appreciation .............           $ 1,621,858
                                                                    ===========

(b) At February 28, 1998, certain United States Treasury Bills with a market value of $800,000 were pledged to cover margin requirements for futures contracts.

(c)   Futures   contracts   at   February   28,   1998   (Contracts-$250   times
premium/delivery month/commitment)

                                                                    Unrealized
                                                                   Appreciation
                                                                  (Depreciation)
                                                                  --------------

S&P BARRA/Value Stock Index:
   24/March 98/Long .....................................           $   162,770
                                                                    ===========

                 See accompanying notes to financial statements

                             S&P SMALLCAP INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                               February 28, 1998
                                  (unaudited)

  Shares                                                                 Value
  ------                                                                 -----

COMMONSTOCK (79.92%)
CAPITAL GOOD (4.50%)
MACHINERY - AGRICULT & CONST (0.13%)
     313     Lindsay Manufacturing Co. ..................           $    13,107
                                                                    -----------
MACHINERY-INDUSTRIAL (1.06%)
     250     Applied Industrial Tech ....................                 6,500
     607     BMC Industries, Inc. .......................                11,799
   1,000     JLG Industries, Inc. .......................                15,625
     500     Lawson Products ............................                13,875
     817     PAXAR Corp.* ...............................                11,438
     100     Robbins & Myers ............................                 3,963
     300     Technitrol .................................                10,969
   1,076     Vicor Corp.* ...............................                30,397
                                                                    -----------
                                                                        104,566
                                                                    -----------
POLLUTION CONTROL (0.16%)
     372     Ionics Inc.* ...............................                15,996
                                                                    -----------
ENGINEERING & CONSTRUCTION (0.92%)
     525     CDI Corp.* .................................                24,281
     324     Lone Star Industries .......................                19,521
     296     Manitowoc Company, Inc. ....................                11,673
   1,303     Morrison Knudson Corp.* ....................                15,880
     600     Polaris Industries Inc. ....................                19,725
                                                                    -----------
                                                                         91,080
                                                                    -----------
ELECTRICAL EQUIPMENT (1.78%)
     694     Belden Inc. ................................                27,023
     600     Cable Design Technologies ..................                17,438
     391     California Microwave, Inc.* ................                 7,991
     360     Dynatech Corp. .............................                17,235
   1,174     International Rectifier Corp.* .............                17,096
     458     Kuhlman Corp. ..............................                20,209
     495     Marshall Industries* .......................                14,510
     308     Oak Industries, Inc.* ......................                 9,452
     762     Pioneer Standard Elec., Inc. ...............                12,573
     557     Tracor Inc.* ...............................                17,058
     757     Trimble Navigation Ltd.* ...................                15,140
                                                                    -----------
                                                                        175,725
                                                                    -----------
TRANSPORTATION EQUIPMENT (0.45%)
     739     Halter Marine Group, Inc.* .................                14,503
     153     SPX Corp. ..................................                11,427
     622     Wabash Natl. Corp. .........................                18,466
                                                                    -----------
                                                                         44,396
                                                                    -----------
             Total Capital Good .........................               444,870
                                                                    -----------
CONSUMER CYCLICAL (9.03%)
OPTICAL PHOTO EQUIPMENT (0.05%)
     338     X-Rite Inc. ................................                 4,922
                                                                    -----------
HOUSING (1.03%)
     400     Linens `N Things ...........................                20,150
   1,004     Oakwood Homes Corp. ........................                39,783
     535     The Ryland Group Inc. ......................                14,947
     887     Toll Bros., Inc.* ..........................                26,610
                                                                    -----------
                                                                        101,490
                                                                    -----------
BUILDING MATERIAL (0.91%)
     520     ABM Industries, Inc. .......................                18,720
     707     Apogee Enterprises, Inc. ...................                 9,147
     876     Geon Co. ...................................                17,520
   1,012     Justin Industries, Inc. ....................                13,156
     446     Texas Industries Inc. ......................                25,199
     276     Visx Inc.* .................................                 6,486
                                                                    -----------
                                                                         90,228
                                                                    -----------
AUTO & TRUCK (0.34%)
     560     Applied Power, Inc. CL A ...................                20,160
     535     Wynn's International Inc. ..................                13,576
                                                                    -----------
                                                                         33,736
                                                                    -----------
AUTO PART (1.03%)
     337     A.O. Smith Corp. ...........................                14,660
     862     Breed Technologies, Inc. ...................                18,749
     280     Cheesecake Factory .........................                 9,030
     270     Clarcor, Inc. ..............................                 8,134
     893     Gentex Corp.* ..............................                28,799
     744     O'Reilly Automotive, Inc.* .................                22,087
                                                                    -----------
                                                                        101,459
                                                                    -----------
APPLIANCE  (0.29%)
   1,303     Fedders Corp. ..............................                 7,655
     542     Interface, Inc. ............................                20,732
                                                                     -----------
                                                                         28,387
                                                                    -----------
HOUSEHOLD PRODUCT (0.48%)
     297     Aptargroup, Inc. ...........................                17,133
     587     Williams-Sonoma, Inc.* .....................                30,231
                                                                    -----------
                                                                         47,364
                                                                    -----------
TEXTILE & APPAREL (1.68%)
     566     Authentic Fitness Corp. ....................                11,886
     711     Brown Group ................................                10,576
     303     Fabri-Centers of America, Inc. .............                 9,166
     532     G & K Services Inc., CL A ..................                23,408
     831     Griffon Corp.* .............................                13,660
     540     Kellwood Co. ...............................                17,516
   1,179     Mohawk Industries* .........................                30,949
     847     Nautica Enterprises, Inc.* .................                24,404
     314     Oxford Industries, Inc. ....................                 9,891
     374     Pilliowtex Corp. ...........................                14,680
                                                                    -----------
                                                                        166,136
                                                                    -----------
SHOES (0.62%)
     707     Footstar Inc.* .............................                21,210
     222     The Timberland Co.* ........................                16,095
     864     Wolverine World Wide, Inc. .................                24,300
                                                                    -----------
                                                                         61,605
                                                                    -----------
RETAIL - GENERAL (2.00%)
     396     Discount Auto Parts, Inc.* .................                 8,836
     556     The Dress Barn, Inc.* ......................                16,228
     715     Eagle Hardware & Garden, Inc.* .............                13,540
     800     Hancock Fabrics ............................                13,050
      18     Meyer Fred Inc. ............................                   800
     666     Michaels Stores, Inc.* .....................                22,644
   1,456     Pier 1 Imports, Inc. .......................                38,948
     760     Shopko Stores, Inc.* .......................                19,997
     558     Stein Mart, Inc.* ..........................                18,030

                             S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               February 28, 1998
                                  (unaudited)

  Shares                                                                 Value
  ------                                                                 -----

RETAIL - GENERAL (CONTINUED)
     439     The Toro Company ...........................           $    17,615
     864     World Color Dress Inc.* ....................                27,918
                                                                    -----------
                                                                        197,606
                                                                    -----------
LODGING (0.61%)
     500     Capstar Hotel Company ......................                16,875
   1,245     Marcus Corporation .........................                21,243
   1,151     Prime Hospitality Corp.* ...................                21,869
                                                                    -----------
                                                                         59,987
                                                                    -----------
             Total Consumer Cyclical ....................               892,920
                                                                    -----------
CONSUMER NON-DURABLE (19.13%)
HEALTH CARE (1.78%)
     709     Ballard Medical Products ...................                17,814
   1,084     Bio-Technology General* ....................                 9,146
     218     Compdent Corp.* ............................                 3,025
     300     Cooper Companies ...........................                14,025
     730     Invacare Corp. .............................                16,744
     581     Mentor Corp. ...............................                16,958
     304     NBTY Inc.* .................................                14,155
     850     Orthodontic Centers of Am* .................                16,416
     751     Owens & Minor Hldg C.* .....................                13,330
     594     Paragon Health Network .....................                11,063
   1,315     Phycor Inc.* ...............................                33,820
     357     U.S. Bioscience Inc.* ......................                 4,039
     251     Vital Signs Inc. ...........................                 5,302
                                                                    -----------
                                                                        175,837
                                                                    -----------
CONSUMER PRODUCT (0.69%)
     380     Harmon International .......................                17,670
     310     Juno Lightning Inc. ........................                 6,045
     646     Russ Berrie & Co. Inc. .....................                18,007
     572     Sola International* ........................                21,700
     358     USA Detergents, Inc.* ......................                 4,609
                                                                    -----------
                                                                         68,031
                                                                    -----------
FOOD, BEVERAGE & TOBACCO (2.19%)
     612     Chiquita Brands Int'l ......................                 8,224
      96     Coca-Coca Bottling .........................                 5,736
     237     Commonwealth Engery Sys ....................                 8,547
     740     Corn Products Int'l ........................                24,605
     260     Curative Health Services ...................                 9,588
     866     Dimon Inc. .................................                15,155
     422     Earthgrains Co. ............................                18,278
     810     Fleming Companies Inc. .....................                14,428
     409     Natures Sunshine Prod. Inc. ................                10,532
     920     Richfood Holdings, Inc. ....................                26,163
     250     Schweitzer-Mauduit Intl Inc. ...............                 8,313
     596     Smithfield Foods, Inc.* ....................                18,849
     300     Titan Internationl Inc. ....................                 5,625
     435     Triarc Co.* ................................                10,929
     520     Whole Foods Market Inc.* ...................                31,817
                                                                    -----------
                                                                        216,789
                                                                    -----------
RETAIL - FOOD AND DRUGS (0.53%)
   1,251     Arbor Drugs ................................                29,399
     790     Casey's General Stores .....................                11,899
     852     The Sports Authority Inc.* .................                11,342
                                                                    -----------
                                                                         52,640
                                                                    -----------
COMMUNICATIONS & MEDIA (1.26%)
     265     Advo Inc.* .................................                 6,476
     600     CPI Corp. ..................................                14,438
     193     GC Companies* ..............................                 9,554
     300     Ha-Lo Industries Inc. ......................                 8,869
     482     Metro Networks Inc.* .......................                17,774
     764     Valassis Communication* ....................                29,128
     300     Volt Info Sciences, Inc. ...................                15,769
     732     Westwood One Inc.* .........................                22,692
                                                                    -----------
                                                                        124,700
                                                                    -----------
ENTERTAINMENT & LEISURE (0.99%)
   1,243     Aztar Corp.* ...............................                10,566
     230     Carmike Cinemas Inc.* ......................                 7,029
     641     Foodmaker Inc.* ............................                11,658
     296     Galoob Toys Inc.* ..........................                 2,571
     673     Grand Casinos Inc.* ........................                10,263
     300     Hollywood Park Inc. ........................                 4,463
     800     Primadonna Resorts Inc. ....................                12,000
     768     Regal Cinemas Inc.* ........................                22,704
     960     Shoney's Inc.* .............................                 4,680
     392     Showboat Inc. ..............................                11,637
                                                                    -----------
                                                                         97,571
                                                                    -----------
APPAREL (1.53%)
     550     Ann Taylor .................................                 7,803
     752     Guilford Mills Inc. ........................                21,338
     377     Gymboree Corp.* ............................                10,132
     600     Hartmax Corp. ..............................                 4,875
     814     Just For Feet Inc.* ........................                13,787
     527     Mens Wearhouse Inc.* .......................                19,038
     511     Phillips Van Heusen Corp. ..................                 6,643
   1,059     Ross Stores Inc. ...........................                41,698
     489     St. John Knits Inc. ........................                20,660
     430     Stride Rite Corp. ..........................                 5,268
                                                                    -----------
                                                                        151,242
                                                                    -----------
DRUGS (1.36%)
     734     Cor Therapeutics Inc.* .....................                 9,267
     512     Cygnus Inc.*................................                 9,120
     757     ICN Pharmaceuticals, Inc. ..................                43,717
   1,016     Liposome Company Inc.* .....................                 5,905
     751     N. American Vaccine Inc.* ..................                15,208
     432     Noven Pharmaceuticals* .....................                 2,889
     400     Parexel International Cop ..................                15,100
     532     Roberts Pharmaceuticals* ...................                 6,683
     642     Sequus Pharmaceuticals Inc.* ...............                 6,260
     538     Vertex Pharmaceuticals Inc.* ...............                20,108
                                                                    -----------
                                                                        134,257
                                                                    -----------
HOSPITAL SUPPLY & SERVICE (2.40%)
     500     ADAC Laboratories ..........................                13,312
     230     Coherent Inc.* .............................                10,753
     300     Gulf South Medical Supply ..................                10,838
   1,028     Indexx Laboratories Inc.* ..................                16,127
     932     Mariner Health Group Inc.* .................                14,155

                             S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               February 28, 1998
                                  (unaudited)

  Shares                                                                 Value
  ------                                                                 -----

HOSPITAL SUPPLY & SERVICE (CONTINUED)
     400     Marquette Med Sys-Cl A .....................           $    11,000
     545     Medimmune Inc.* ............................                28,272
     400     NCS Healthcare Inc. ........................                11,675
     657     Patterson Dental Co.* ......................                19,874
     300     Pediatrix Medical Group Inc. ...............                12,375
     420     Renal Care Group Inc.* .....................                15,803
     524     Respironics* ...............................                14,213
     590     Safeskin Corp.* ............................                36,211
     421     Sunrise Medical* ...........................                 6,289
     500     Technology Solutions Inc. ..................                16,250
                                                                    -----------
                                                                        237,147
                                                                    -----------
LIQUOR (0.22%)
     387     Canadaigua Wine Co., Inc.* .................                21,575
                                                                    -----------
PRINTING & PUBLISHING (0.21%)
     501     Bowne & Co. Inc. ...........................                21,230
                                                                    -----------
RESTAURANT (1.59%)
     751     Applebee's Intl., Inc. .....................                17,273
     960     CKE Restaurants, Inc. ......................                40,740
     411     IHOP Corp.* ................................                14,745
     764     Landry's Seafood Rest.* ....................                20,246
     879     Luby's Cafeterias, Inc. ....................                15,273
     502     Ruby Tuesday Inc.* .........................                13,115
     881     Ryan's Family Steak House* .................                 7,296
     509     Showbiz Pizza Time, Inc.* ..................                14,761
     455     Sonic Corp.* ...............................                13,309
                                                                    -----------
                                                                        156,758
                                                                    -----------
BUSINESS SERVICE (1.58%)
     582     BISYS Group Inc.* ..........................                21,607
     524     Catalina Marketing Corp.* ..................                25,316
     482     Ciber Inc.* ................................                32,174
     772     DeVry Inc.* ................................                26,248
     594     National Data Corp. ........................                26,136
     566     Norrell Corp. ..............................                13,230
     535     Pittson Services - Burlington ..............                11,803
                                                                    -----------
                                                                        156,514
                                                                    -----------
OFFICE PRODUCT (0.08%)
     250     New England Business Srvc. .................                 7,969
                                                                    -----------
HEALTH CARE SERVICE (2.57%)
     470     Coventry Corp.* ............................                 7,608
     388     Express Scripts, Inc.* .....................                30,264
     758     Genesis Health Ventures* ...................                21,982
     938     Integrated Health Services .................                31,833
     617     Lincare Holdings Inc.* .....................                40,047
     726     Magellan Health Srvs., Inc.* ...............                16,335
     257     Rural/Metro Corp.* .........................                 8,770
     302     Sierra Health Services, Inc.* ..............                11,061
     782     Steris Corp.* ..............................                46,285
     760     Universal Hlth Services - B* ...............                39,710
                                                                    -----------
                                                                        253,895
                                                                    -----------
HEALTH & BEAUTY AIDS (0.15%)
     555     Regis Corp. ................................                14,985
                                                                    -----------

             Total Consumer Non-Durable .................             1,891,140
                                                                    -----------
BANKING & FINANCIAL SERVICE (13.53%)
BANK & BANK HOLDING CO. (5.51%)
      12     Banc One Corp. .............................                   689
     473     CCB Financial Corp. ........................                51,380
     570     Centura Banks, Inc. ........................                40,399
     430     Chemfirst Inc. .............................                11,368
     354     Cullen/Frost Bankers Inc. ..................                20,156
     939     Deposit Guaranty Corp. .....................                52,056
     757     First Commercial Corp. .....................                50,009
     473     Firstbank Puerto Rico ......................                18,713
   1,106     Firstmerit Corp. ...........................                32,558
     450     Hubco Inc. .................................                16,425
     107     JSB Financial, Inc. ........................                 5,758
   1,032     Keystone Fin., Inc. ........................                43,215
     706     Magna Group, Inc. ..........................                41,080
     841     Provident Financial Group ..................                43,101
     948     Riggs Natl Corp. ...........................                25,122
     877     St. Paul Bancorp ...........................                23,241
     414     U.S. Trust Corp. ...........................                26,470
     496     Whitney Holding Co. ........................                31,310
     441     Zero Corp. .................................                11,687
                                                                    -----------
                                                                        544,737
                                                                    -----------
SAVINGS & LOAN (1.27%)
     567     Astoria Financial Corp. ....................                31,681
     814     Commercial Federal Corp. ...................                28,795
     908     Downey Financial Corp. .....................                26,559
     136     Onbancorp, Inc. ............................                 9,877
   1,457     Sovereign Bancorp, Inc. ....................                28,229
                                                                    -----------
                                                                        125,141
                                                                    -----------
FINANCE COMPANIES (0.88%)
     327     Ahmanson H.F. & Co. ........................                20,417
     833     Amresco Inc.* ..............................                28,084
     681     Pioneer Group, Inc. ........................                20,345
     506     Piper Jaffray Companies, Inc. ..............                18,596
                                                                    -----------
                                                                         87,442
                                                                    -----------
INVESTMENT COMPANIES  (1.12%)
     234     Dain Rauscher Corp. ........................                13,718
     315     Eaton Vance Corp. ..........................                13,092
     398     Legg Mason, Inc. ...........................                23,781
     750     Raymond James Fncl. Corp ...................                29,906
     509     SEI Investments Co. ........................                30,031
                                                                    -----------
                                                                        110,528
                                                                    -----------
INSURANCE (3.27%)
     484     Allied Group, Inc. .........................                15,246
     750     American Bankers Ins. Grp ..................                42,188
     505     Enhance Fncl. Svcs. Grp ....................                31,342
     200     Executive Risk, Inc. .......................                13,638
     380     Fidelity National Fin Inc. .................                11,115
     502     Fremont General Corp. ......................                29,461
     629     Frontier Insurance Group ...................                14,821

                             S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               February 28, 1998
                                  (unaudited)

  Shares                                                                 Value
  ------                                                                 -----

INSURANCE (CONTINUED)
     178     Gallagher Arthur J & Co. ...................           $     7,354
     249     Life Re Corp. ..............................                15,843
     596     Mutual Risk Mgmt., Ltd. ....................                19,072
     400     Nac Re Corp. ...............................                20,575
     502     Orion Capital Corp. ........................                24,504
     538     Protective Life Corp. ......................                37,189
     322     Selective Insurance Group ..................                 8,835
     418     Trenwick Group Inc. ........................                15,257
     600     Zenith Ntnl. Ins. Corp. ....................                16,387
                                                                    -----------
                                                                        322,827
                                                                    -----------
REAL ESTATE (0.58%)
     499     First American Finl.Corp ...................                29,753
     780     Macdermid, Inc. ............................                27,203
                                                                    -----------
                                                                         56,956
                                                                    -----------
FINANCIAL SERVICE (0.91%)
     274     Capital Re Corp. ...........................                16,971
     481     Cash American Int'l., Inc. .................                 5,772
     346     CMAC Investment Corp. ......................                23,182
     200     Envoy Corp. ................................                 8,125
     634     National Auto Credit, Inc.* . ..............                 1,030
   1,000     PMT Services Inc. ..........................                17,750
     404     Primark Corp.* .............................                17,347
                                                                    -----------
                                                                         90,177
                                                                    -----------
Total Banking & Financial Service                                     1,337,808
                                                                    -----------
UTILITY (3.11%)
ELECTRIC (1.14%)
     349     CIlCORP, Inc. ..............................                16,185
     732     Eastern Utilities Assoc ....................                17,522
     213     Interstate Power Co. .......................                 7,588
     450     Orange & Rockland Utls .....................                19,772
     538     Sierra Pacific Resources ...................                19,301
     354     TNP Enterprises, Inc. ......................                11,372
     455     United Illuminating Co. ....................                20,958
                                                                    -----------
                                                                        112,698
                                                                    -----------
GAS (1.00%)
     728     Atmos Energy Corp. .........................                20,884
     393     Central Hudson Gas & Elct ..................                15,966
     523     Piedmont Natural Gas, Inc. .................                16,213
     514     Pool Energy Services Co.* ..................                12,143
     211     Public Service Co. of NC ...................                 4,550
     486     Southwestern Energy Co. ....................                 5,346
   1,176     Vintage Petroleum, Inc. ....................                23,593
                                                                    -----------
                                                                         98,695
                                                                    -----------
TELEPHONE (0.62%)
     482     ACC Corp.* .................................                24,100
     914     Billing Information Concepts.* .............                26,506
     400     Blount Intl. Inc. - CL A ...................                11,125
                                                                    -----------
                                                                         61,731
                                                                    -----------
WATER (0.35%)
     821     Philadelphia Suburban Corp. ................                18,011
     847     United Water Resources, Inc. ...............                16,622
                                                                    -----------
                                                                         34,633
                                                                    -----------

             Total Utility ..............................           $   307,757
                                                                    -----------
SERVICE (2.23%)
DISTRIBUTOR (0.76%)
      56     Fisher Scientific Int'l., Inc. .............                 2,863
     479     Hughes Supply, Inc. ........................                16,615
     594     Kent Electronics Corp.* ....................                13,254
     100     Microage ...................................                 1,288
     880     Tech Data Corp.* ...........................                40,920
                                                                    -----------
                                                                         74,940
                                                                    -----------
POLLUTION CONTROL (0.06%)
     454     Dames & Moore, Inc. ........................                 5,845
                                                                    -----------
BUSINESS (0.39%)
     550     Am Oncology Resources ......................                 8,388
   1,042     Interim Services, Inc.* ....................                30,218
                                                                    -----------
                                                                         38,606
                                                                    -----------
MISCELLANEOUS (1.02%)
     251     Bassett Furniture Inds., Inc. ..............                 7,781
     560     Central Parking Corp. ......................                24,360
     448     Stone & Webster, Inc. ......................                18,508
     249     Tetra Technologies, Inc.* ..................                 6,007
     968     True North Communications ..................                24,986
     971     Tuboscope Vetco Intl. Co.* .................                18,995
                                                                    -----------
                                                                        100,637
                                                                    -----------

             Total Service ..............................               220,028
                                                                    -----------
TRANSPORTATION (2.26%)
AIR TRANSPORTATION (0.71%)
     575     Air Express ................................                16,100
   1,493     Comair Holdings, Inc. ......................                39,738
     366     Expeditors Intl Wash, Inc. .................                14,823
                                                                    -----------
                                                                         70,661
                                                                    -----------
TRUCKING (1.23%)
     749     American Freightways Corp.* ................                 7,724
   1,107     Fritz Companies, Inc.* .....................                15,360
     437     Heartland Express, Inc. ....................                11,034
     248     Landstar ...................................                 7,378
     214     M S Carriers, Inc. .........................                 5,644
     993     Rollins Truck Leasing ......................                19,798
     555     US Freightways Corp. .......................                19,390
     824     Werner Enterprises, Inc. ...................                20,497
     716     Yellow Corp. ...............................                15,081
                                                                    -----------
             Total Trucking .............................               121,906
                                                                    -----------
MISCELLANEOUS (0.31%)
     723     AAR Corp. ..................................                21,961
     379     Kirby Corp.* ...............................                 8,883
                                                                    -----------
                                                                         30,844
                                                                    -----------

             Total Transportation .......................               223,411
                                                                    -----------

                             S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               February 28, 1998
                                  (unaudited)

  Shares                                                                 Value
  ------                                                                 -----

MANUFACTURING (10.50%)
CONSUMER DURABLE (1.16%)
     730     Ethan Allen Interiors, Inc. ................           $    40,698
     683     Intermet Corp. .............................                13,489
     589     K2 Inc. ....................................                11,854
     506     La-Z-Boy Chair Co. .........................                24,256
     311     Scotts Company Class A* ....................                10,574
     703     Sturm Ruger & Co., Inc. ....................                14,192
                                                                    -----------
                                                                        115,063
                                                                    -----------
BUILDING & HOUSING (0.87%)
      84     Butler Manufacturing .......................                 2,961
   1,136     Champion Enterprises, Inc.* ................                28,542
     850     D.R. Horton Inc. ...........................                19,816
     630     Standard Pacific Corp. .....................                10,907
     540     U.S. Home Corp.* ...........................                23,659
                                                                    -----------
                                                                         85,885
                                                                    -----------
CHEMICAL (1.04%)
     407     Brady (WH) Co. .............................                13,431
     335     Cambrex Corp. ..............................                16,583
     108     Chemed Corporation .........................                 4,266
     356     Lilly Industries, Inc. .....................                 7,164
     821     Mississippi Chemical Corp. .................                15,189
     512     OM Group, Inc. .............................                22,752
     496     Regeneron Pharmaceutical* ..................                 4,030
     220     Skywest Inc. ...............................                 8,580
     377     W D-40 Co. .................................                10,933
                                                                    -----------
                                                                        102,928
                                                                    -----------
DIVERSIFIED (0.90%)
     833     Kemet Corp.* ...............................                17,701
     507     Kulicke & Soffa Industries* ................                14,069
     600     Lukens Inc. ................................                18,000
     546     SPS Technologies Inc. ......................                25,867
     399     Standard Products, Inc. ....................                13,017
                                                                    -----------
                                                                         88,654
                                                                    -----------
CAPITAL GOOD (0.50%)
     400     Barnes Group Inc. ..........................                11,800
     454     Standex International Corp. ................                14,102
     341     Tredegar Industries, Inc. ..................                23,870
                                                                    -----------
                                                                         49,772
                                                                    -----------
PAPER & FOREST PRODUCT (0.69%)
   1,014     Buckeye Cellulose Corp.* ...................                21,611
     474     Caraustar Industries .......................                15,998
     428     Pope & Talbot, Inc. ........................                 5,885
     499     TJ International, Inc. .....................                14,970
     601     Universal Forest Products ..................                 9,541
                                                                    -----------
                                                                         68,005
                                                                    -----------
METAL & MINERAL (1.25%)
     477     AMCOL International Corp. ..................                 6,797
     926     Baldor Electric Co. ........................                23,960
     368     Castle (A.M.) & Co. ........................                 8,878
     273     Commercial Metals Co. ......................                 8,736
   1,418     Helca Mining Co.* ..........................                 8,508
     525     Myers Industries, Inc. .....................                10,763
     565     Pogo Producing Co. .........................                15,855
     300     Stillwater Mining Company ..................                 6,450
     707     Valmont Industries .........................                15,819
     459     Wolverine Tube, Inc.* ......................                17,729
                                                                    -----------
                                                                        123,495
                                                                    -----------
CONTAINER (0.07%)
     301     Shorewood Packaging Corp.* .................                 7,375
                                                                    -----------
COMPUTER (1.44%)
     807     C Cube Microsystems* .......................                16,745
   1,006     Comverse Technology, Inc.* .................                47,031
     800     Exabyte Corp. ..............................                 6,400
     469     Gerber Scientific, Inc. ....................                 9,292
     250     Hadco Corp. ................................                12,781
   1,179     Komag, Inc.* ...............................                16,948
     196     Kronos, Inc.* ..............................                 6,762
     495     Methode Electronics CL A ...................                 6,992
     743     Network Equip. Tech. Inc.* .................                10,356
     391     Telxon Corp. ...............................                 9,140
                                                                    -----------
                                                                        142,447
                                                                    -----------
NON-FERROUS METAL (0.33%)
     384     Material Sciences* .........................                 4,680
     499     Mueller Industries* ........................                27,507
                                                                    -----------
                                                                         32,187
                                                                    -----------
GOLD & PRECIOUS METAL (0.41%)
     346     Alpharma, Inc. Class A .....................                 8,001
     883     Coeur D'Alene Mines* .......................                10,044
     690     Getchell Gold Corp.* .......................                12,851
     260     Handy & Harman .............................                 9,474
                                                                    -----------
                                                                         40,370
                                                                    -----------
MISCELLANEOUS (1.84%)
     537     Arctic Cat, Inc. ...........................                 5,370
   1,029     Birmingham Steel Corp. .....................                18,072
     666     Delta & Pine Land Co. ......................                25,266
     200     Electro Scientific Inds Inc. ...............                 7,600
     357     Innovex, Inc. ..............................                 8,300
     495     Lydall, Inc.* ..............................                 8,693
     277     Medusa Corp. ...............................                13,106
     556     Novellus Systems, Inc.* ....................                26,653
     256     Quanex Corp. ...............................                 8,480
     534     Regal-Beloit Corp. .........................                17,355
     641     Roper Industries, Inc. .....................                18,629
     350     Watsco Inc. ................................                 9,581
     573     WMS Industries, Inc.* ......................                15,256
                                                                    -----------
                                                                        182,361
                                                                    -----------

             Total Manufacturing ........................             1,038,542
                                                                    -----------
TECHNOLOGY (11.78%)
OFFICE EQUIPMENT (0.09%)
     274     Filenet Corp.* .............................                 9,145
                                                                    -----------
ELECTRONIC (2.18%)
     330     Applied Magnetics Co.* .....................                 3,939
     538     BE Aerospace, Inc.* ........................                15,837

                             S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               February 28, 1998
                                  (unaudited)

  Shares                                                                 Value
  ------                                                                 -----

     550     Burr-Brown Corp. ...........................                22,619
     964     Checkpoint Systems, Inc.* ..................                17,894
     100     Dionex Corp. ...............................                 5,838
     426     Etec Systems, Inc.* ........................                22,338
     392     Fluke Corp. ................................                 9,531
     100     Integrated Circuit Systems .................                 3,500
     453     Itron, Inc.* ...............................                 9,570
   1,020     Read-Rite Corp.* ...........................                14,535
     391     Sanmina Corp.* .............................                31,158
     250     Speedfam Int'l., Inc.* .....................                 6,672
     200     Ultratech Stepper Inc. .....................                 4,550
     440     Unitrode Corp.* ............................                 8,278
     776     Vitesse Semiconductor* .....................                39,406
                                                                    -----------
                                                                        215,665
                                                                    -----------
BIO-TECHNOLOGY (0.97%)
   1,026     Advanced Tissue Sciences ...................                11,158
     944     Alliance Pharmaceutical* ...................                 8,850
     483     Cephalon, Inc.* ............................                 5,796
     576     Dekalb Genetics Corp. Cl. B ................                38,700
     379     Enzo Biochem, Inc.* ........................                 5,045
     337     Mycogen Corp.* .............................                 5,729
     479     Protein Design Labs, Inc.* .................                20,597
                                                                    -----------
                                                                         95,875
                                                                    -----------
SOFTWARE (2.53%)
     375     Access Health Inc. .........................                13,594
     742     Bantec, Inc.* ..............................                19,060
     391     Boole & Babbage, Inc.* .....................                13,099
     535     Broederbund Software, Inc.* ................                13,241
     768     Cerner Corp.* ..............................                15,840
     855     Cognex Corp.* ..............................                20,573
     400     Computer Task Group Inc. ...................                16,325
     357     Dialogic Corp.* ............................                15,485
     550     Inter Tel Inc. .............................                12,169
   1,436     Platinum Technology* .......................                36,438
     817     Sterling Software, Inc.* ...................                43,046
   1,082     System Software Assoc., Inc.* ..............                 8,047
     600     VanstarCorporation .........................                 8,288
     357     Vantive Corp.* .............................                 9,773
     429     Xircom, Inc.* ..............................                 5,523
                                                                    -----------
                                                                        250,501
                                                                    -----------
BUSINESS - MECHANICS & SOFTWARE (0.77%)
     150     Analysts International Corp. ...............                 5,306
   1,177     Axciom Corp.* ..............................                24,717
     345     Fair Issac & Company, Inc. .................                12,204
     503     Henry (Jack) & Assoc .......................                17,354
     395     Hyperion Software Corp.* ...................                16,244
                                                                    -----------
                                                                         75,825
                                                                    -----------
BUSINESS - SERVICE (0.86%)
     856     American Mgmt. Systems* ....................                22,363
   1,241     Anixter International* .....................                21,407
     633     Franklin Covey Co.* ........................                15,429
     400     Helix Technology Corp. .....................                 9,100
     573     Zebra Tech CL A* ...........................                16,545
                                                                    -----------
                                                                         84,844
                                                                    -----------
SEMICONDUCTOR (1.34%)
     599     Dallas Semiconductor Corp.* ................                28,453
     553     Lattice Semiconductor Corp.* ...............                29,620
   1,175     Microchip Tech.* ...........................                28,420
     231     Park Electrochemical Corp. .................                 7,421
     460     Photronics, Inc.* ..........................                13,513
   1,136     S3, Inc.* ..................................                 6,958
     912     VLSI Technology* ...........................                17,613
                                                                    -----------
                                                                        131,998
                                                                    -----------
TELECOMMUNICATION (1.64%)
     601     Allen Telecom, Inc.* .......................                10,480
   1,148     Aspect Telecom. Corp.* .....................                30,279
     890     Auspex Systems, Inc.* ......................                 8,511
     768     Digital Microwave Corp.* ...................                14,112
     999     General Communication* .....................                 7,118
   1,360     P Com, Inc.* ...............................                27,540
     984     Picturetel Corp.* ..........................                 7,072
     321     Symmetricom, Inc.* .........................                 2,989
     400     TCSI Corp. .................................                 3,050
   1,464     Tel-Save Holdings, Inc.* ...................                40,534
     528     Zilog, Inc.* ...............................                10,527
                                                                    -----------
                                                                        162,212
                                                                    -----------
AEROSPACE AIRCRAFT (0.33%)
     853     Orbital Sciences Corp.* ....................                32,521
                                                                    -----------
TELECOM EQUIPMENT (0.15%)
     243     Alliant Techsystems, Inc.* .................                15,263
                                                                    -----------
MISCELLANEOUS (0.92%)
     460     Electroglas Inc. ...........................                 8,510
   1,356     Keane, Inc. ................................                63,054
     475     National Computer Sys., Inc. ...............                18,941
                                                                    -----------
                                                                         90,505
                                                                    -----------

             Total Technology ...........................             1,164,354
                                                                    -----------
ENERGY (3.85%)
OIL & GAS - DOMESTIC (2.33%)
     751     Barrett Resources Corp.* ...................                22,765
     711     Benton Oil & Gas* ..........................                 8,843
     765     Cabot Oil & Gas Corp. ......................                16,065
     723     Cross Timbers Oil Co. ......................                11,568
     660     Devon Energy Corp. .........................                22,481
     239     Energen Corp. ..............................                 9,276
     401     HS Resources, Inc.* ........................                 5,614
     627     KCS Energy, Inc. ...........................                11,129
     199     New Jersey Resources .......................                 7,264
     792     Newfield Exploration Co. ...................                19,008
     547     Northwest Natural Gas ......................                15,419
     395     Plains Resources, Inc.* ....................                 6,246
   2,225     Santa Fe Energy Res.* ......................                24,892
     749     Snyder Oil Corp. ...........................                13,950

                             S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               February 28, 1998
                                  (unaudited)

  Shares                                                                 Value
  ------                                                                 -----

OIL & GAS - DOMESTIC (CONTINUED)
     692     Southwest Gas ..............................                14,013
     784     United Meridian Corp.* .....................                21,413
                                                                    -----------
                                                                        229,946
                                                                    -----------
OIL & GAS - INTERNATIONAL (0.11%)
     303     St. Mary Land & Explor .....................                10,984
                                                                    -----------
OIL & GAS - SERVICE (0.54%)
     762     Global Industrial Tech.* ...................                11,954
     462     Oceaneering International* .................                 7,652
     321     Offshore Logistics, Inc.* ..................                 5,658
     934     Pride Petroleum Services* ..................                21,307
     420     Seitel, Inc.* ..............................                 6,773
                                                                    -----------
                                                                         53,344
                                                                    -----------
NATURAL GAS (0.53%)
     532     K N Energy, Inc. ...........................                27,631
     214     Pennsylvania Ent ...........................                 5,377
     402     Wicor, Inc. ................................                19,221
                                                                    -----------
                                                                         52,229
                                                                    -----------
MISCELLANEOUS (0.34%)
     750     General Semiconductor Inc. .................                10,453
   1,087     Input/Output, Inc.* ........................                23,425
                                                                    -----------
                                                                         33,878
                                                                    -----------

             Total Energy ...............................               380,381
                                                                    -----------

             Total Common Stock
                (cost $6,919,453) .......................             7,901,211
                                                                    -----------

   Par
  Value
  -----

SHORT-TERM INVESTMENTS (20.43%)
             UNITED STATES TREASURY BILLS
$1,500,000   5.570% 09/18/97 (b) ........................             1,795,556
    82,632   PORTICO U.S. GOVERNMENT MONEY MARKET FUND ..                82,632
   140,143   PORTICO INSTITUTIONAL MONEY MARKET FUND ....               140,143
                                                                    -----------
             Total Short-Term Investments (Cost $2,018,331)           2,018,331
                                                                    -----------
             Total Investments (Cost $8,937,784)(100.35%)             9,919,542
             Liabilities in Excess of Other Assets (-0.35%)             (34,733)
                                                                    -----------
                Net Assets (100.00%) ....................           $ 9,884,809
                                                                    ===========
* Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $8,937,784. At February 28, 1998, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

             Unrealized appreciation ....................           $ 1,465,598
             Unrealized depreciation ....................              (483,840)
                                                                    -----------
                Net unrealized appreciation .............           $   981,758
                                                                    ===========

(b) At February 28, 1998, certain United States Treasury Bills with a market value of $370,000 were pledged to cover margin requirements for futures contracts.

(c)   Futures   contracts   at   February   28,   1998  (Contracts - $500  times
premium/delivery month/commitment)

                                                                    Unrealized
                                                                   Appreciation
                                                                  (Depreciation)
                                                                  --------------
Russell 2000 Stock Index:
  7//March 98/Long ......................................           $    79,923
  1/June 98/Long ........................................                 3,817
                                                                    -----------
                                                                    $    83,740
                                                                    ===========

                 See accompanying notes to financial statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               February 28, 1998
                                  (unaudited)

                                                           California        California       California
                                                            Tax-Free          Tax-Free         Insured
                                                          Money Market         Income        Intermediate
                                                              Fund              Fund             Fund
                                                          -------------     -------------    -------------
ASSETS
     Investments at market value (identified cost
     $101,878,277, $205,688,639 and $20,956,877
     respectively) (Note 1) ..........................    $ 101,878,277     $ 224,986,913    $  21,832,775
     Cash (overdraft) ................................            3,458            57,702           39,762
     Interest receivable .............................          805,008         3,047,335          307,260
     Receivable for fund shares sold .................               --                --               --
                                                          -------------     -------------    -------------
         Total assets ................................      102,686,743       228,091,950       22,179,797
                                                          -------------     -------------    -------------
LIABILITIES
     Payable for investments purchased ...............               --                --               --
     Payable for fund shares repurchased .............               --                --               --
     Payable to Investment Advisor ...................           25,835                --            4,639
     Accrued expenses ................................           26,711           103,251           13,019
     Distributions payable ...........................          209,431           765,182           68,723
                                                          -------------     -------------    -------------
         Total liabilities ...........................          261,977           868,433           86,381
                                                          -------------     -------------    -------------
Net Assets:
     (Applicable to 102,488,136, 17,390,503 and
     2,039,248 shares of beneficial interest with
     no par value, unlimited number of shares
     authorized) .....................................    $ 102,424,766     $ 227,223,517    $  22,093,416
                                                          =============     =============    =============
Pricing of Shares:
     Net asset value, offering and
     redemption price per share
     $102,424,766 / 102,488,136 shares ...............    $        1.00
                                                          =============
     $227,223,517 / 17,390,503 shares ................                      $       13.07
                                                                            =============
     $22,093,416 / 2,039,248 shares ..................                                       $       10.83
                                                                                             =============

Net assets at February 28, 1998 consisted of:
     Paid-in capital .................................    $ 102,488,137     $ 207,416,071    $  21,026,338
     Undistributed net investment income .............               --            55,913            4,951
     Accumulated net realized gains (losses) .........          (63,371)          453,259          186,229
     Unrealized appreciation of investments ..........               --        19,298,274          875,898
                                                          -------------     -------------    -------------
                                                          $ 102,424,766     $ 227,223,517    $  22,093,416
                                                          =============     =============    =============

                 See accompanying notes to financial statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               February 28, 1998
                                  (unaudited)

                                                              U.S.         The United
                                                           Government        States         S&P 500        S&P MidCap
                                                           Securities       Treasury         Index           Index
                                                              Fund            Trust           Fund            Fund
                                                          ------------    ------------    ------------    ------------
ASSETS
    Investments at market value (identified cost
    $34,059,587, $37,829,070, $55,367,410
    and $36,104,728 respectively) (Note 1) ...........    $ 35,237,097    $ 37,829,070    $ 88,723,682    $ 52,773,620
    Cash (overdraft) .................................          73,371          94,517              --          (2,143)
    Interest receivable ..............................         252,700              --          15,145           8,804
    Dividends receivable .............................              --              --         128,342          41,891
    Receivable for fund shares sold ..................              --              --           7,192              --
    Receivable for investments sold ..................              --              --              --         111,814
    Variation margin receivable (payable) ............              --              --             560         (18,560)
                                                          ------------    ------------    ------------    ------------
       Total assets ..................................      35,563,168      37,923,587      88,874,921      52,915,426
                                                          ------------    ------------    ------------    ------------
LIABILITIES
    Payable to Investment Advisor ....................          12,659           4,359           4,873           9,708
    Accrued expenses .................................          10,311          14,199           9,832           3,361
    Payable for investments purchased ................              --              --              --          81,519
    Payable for fund shares repurchased ..............              --              --              21              --
    Distributions payable ............................         150,093         118,890              --              --
                                                          ------------    ------------    ------------    ------------
       Total liabilities .............................         173,063         137,448          14,726          94,588
                                                          ------------    ------------    ------------    ------------
Net Assets:
    (Applicable to 3,284,303, 37,783,402,
    3,881,611 and 2,729,654 shares of
    beneficial interest with no par value,
    unlimited number of shares authorized) ...........    $ 35,390,105    $ 37,786,139    $ 88,860,195    $ 52,820,838
                                                          ============    ============    ============    ============
Pricing of Shares:
    Net asset value, offering and
    redemption price per share
    $35,390,105 / 3,284,303 shares ...................    $      10.78
                                                          ============
    $37,786,139 / 37,783,402 shares ..................                    $       1.00
                                                                          ============
    $88,860,195 / 3,881,611 shares ...................                                    $      22.89
                                                                                          ============
    $52,820,838 / 2,729,654 shares ...................                                                    $      19.35
                                                                                                          ============

    Net assets at February 28, 1998 consisted of:

    Paid-in capital ..................................    $ 33,985,340    $ 37,783,504    $ 54,459,840    $ 34,395,280
    Undistributed net investment income ..............          11,504              --         217,802         102,135
    Undistributed net realized gains .................         215,751           2,635         382,321       1,290,796
    Unrealized appreciation
       of investments ................................       1,177,510              --      33,356,272      16,668,892
    Unrealized appreciation of futures contracts .....              --              --         443,960         363,735
                                                          ------------    ------------    ------------    ------------
                                                          $ 35,390,105    $ 37,786,139    $ 88,860,195    $ 52,820,838
                                                          ============    ============    ============    ============

                 See accompanying notes to financial statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               February 28, 1998
                                  (unaudited)

                                                              S&P
                                                            SmallCap          Equity
                                                             Index            Income
                                                              Fund             Fund
                                                          ------------     ------------
ASSETS
    Investments at market value
    (identified cost $8,937,784
    and $8,661,443 respectively) (Note 1) ............    $  9,919,542     $ 10,283,301
    Cash .............................................               9               --
    Interest receivable ..............................           1,270            2,365
    Dividends receivable .............................           3,672           24,364
    Receivable for investments sold ..................           6,085               --
    Receivable from Investment Advisor ...............             972               --
    Variation margin receivable (payable) ............          (7,000)           9,000
    Deferred organization costs ......................           9,052           17,919
                                                          ------------     ------------
        Total assets .................................       9,933,602       10,336,949
                                                          ------------     ------------
LIABILITIES
    Payable for investments purchased ................          39,430               --
    Payable to Investment Advisor ....................              --            1,126
    Accrued expenses .................................           9,363           10,635
                                                          ------------     ------------
       Total liabilities .............................          48,793           11,761
                                                          ------------     ------------
Net Assets:
    (Applicable to 765,671 and 748,863
    shares of beneficial interest with no par value,
    unlimited number of shares authorized) ...........    $  9,884,809     $ 10,325,188
                                                          ============     ============
Pricing of Shares:
    Net asset value, offering and
    redemption price per share
    $9,884,809 / 765,671 shares ......................    $      12.91
                                                          ============
    $10,325,188 / 748,863 shares .....................                     $      13.79
                                                                           ============

    Net assets at February 28, 1998 consisted of:
    Paid-in capital ..................................    $  8,774,664     $  8,438,927
    Undistributed net investment income ..............          14,536           45,309
    Undistributed net realized gains .................          30,111           56,324
    Unrealized appreciation
       of investments ................................         981,758        1,621,858
    Unrealized appreciation
       of futures contracts ..........................          83,740          162,770
                                                          ------------     ------------
                                                          $  9,884,809     $ 10,325,188
                                                          ============     ============

                 See accompanying notes to financial statements

                            STATEMENTS OF OPERATIONS
                     For Six Months Ended February 28, 1998
                                  (unaudited)

                                                           California     California     California
                                                            Tax-Free       Tax-Free       Insured
                                                          Money Market      Income      Intermediate
                                                              Fund           Fund           Fund
                                                          -----------     -----------    -----------
Investment Income:
    Interest income ..................................    $ 1,876,804     $ 5,470,607    $   538,206
                                                          -----------     -----------    -----------
Expenses:
    Management fees (Note 2) .........................        270,341         509,216         57,526
    Transfer agent fees ..............................         18,250          34,363          5,376
    Accounting services ..............................         12,012          38,525         12,975
    Custodian fees ...................................         10,737          19,068          2,631
    Legal and audit fees .............................          5,346          38,978          2,473
    Trustees fees ....................................          2,068           2,019          1,959
    Insurance ........................................            477             821             93
    Printing .........................................          1,620           4,563            869
    Registration & dues ..............................          2,479           2,985          2,159
                                                          -----------     -----------    -----------
        Total expenses ...............................        323,330         650,538         86,061
              Less reimbursement from manager (Note 2)       (104,914)             --        (22,782)
                                                          -----------     -----------    -----------
        Net expenses .................................        218,416         650,538         63,279
                                                          -----------     -----------    -----------
             Net investment income ...................      1,658,388       4,820,069        474,927
                                                          -----------     -----------    -----------

Realized and Unrealized Gain on Investments:
    Net realized gain from security transactions .....             --         479,348        205,608
    Increase in unrealized appreciation of investments             --       6,325,965        161,187
                                                          -----------     -----------    -----------
    Net realized and unrealized gain on
        investments ..................................             --       6,805,313        366,795
                                                          -----------     -----------    -----------
    Net increase in net assets resulting
        from operations ..............................    $ 1,658,388     $11,625,382    $   841,722
                                                          ===========     ===========    ===========

                 See accompanying notes to financial statements

                            STATEMENTS OF OPERATIONS
                     For Six Months Ended February 28, 1998
                                  (unaudited)

                                                              U.S.          The United
                                                           Government         States          S&P 500         S&P MidCap
                                                           Securities        Treasury          Index            Index
                                                              Fund             Trust            Fund             Fund
                                                          ------------     ------------     ------------     ------------
Investment Income:
    Interest income ..................................    $  1,027,195     $  1,230,941     $    137,737     $    136,665
    Dividend income ..................................              --               --          598,356          277,281
                                                          ------------     ------------     ------------     ------------
        Total ........................................       1,027,195        1,230,941          736,093          413,946
                                                          ------------     ------------     ------------     ------------
Expenses:
    Management fees (Note 2) .........................          81,917          118,519           93,241           97,479
    Transfer agent fees ..............................           8,009            6,228           11,791            7,423
    Accounting services ..............................          11,919            9,357           13,829           12,395
    Custodian fees ...................................           4,317            3,816           11,376            5,232
    Legal and audit fees .............................           3,610            3,461            5,384            3,647
    Trustees fees ....................................           1,020              903            1,015            1,011
    Insurance ........................................             120              157            1,594              197
    Printing .........................................           1,661              605            3,251            1,992
    Registration & dues ..............................           1,689           10,088            3,474            2,141
    Standard & Poor's licensing fees .................              --               --            5,080            5,039
                                                          ------------     ------------     ------------     ------------
        Total expenses ...............................         114,262          153,134          150,035          136,556
              Less reimbursement from manager (Note 2)          (7,770)         (58,245)         (71,825)         (39,077)
                                                          ------------     ------------     ------------     ------------
        Net expenses .................................         106,492           94,889           78,210           97,479
                                                          ------------     ------------     ------------     ------------
             Net investment income ...................         920,703        1,136,052          657,883          316,467
                                                          ------------     ------------     ------------     ------------

Realized and Unrealized Gain on Investments:
    Net realized gain from security transactions .....         271,553            2,631          160,381        1,276,283
    Net realized gain from futures contracts .........              --               --          499,458          423,920
    Increase in unrealized appreciation of investments       1,172,946               --       11,424,890        4,066,944
    Increase in unrealized gain from futures contracts              --               --          168,995           42,780
                                                          ------------     ------------     ------------     ------------
    Net realized and unrealized gain on
        investments ..................................       1,444,499            2,631       12,253,724        5,809,927
                                                          ------------     ------------     ------------     ------------
    Net increase in net assets resulting
        from operations ..............................    $  2,365,202     $  1,138,683     $ 12,911,607     $  6,126,394
                                                          ============     ============     ============     ============

                 See accompanying notes to financial statements

                            STATEMENTS OF OPERATIONS
                     For Six Months Ended February 28, 1998
                                  (unaudited)

                                                             S&P
                                                           SmallCap        Equity
                                                            Index          Income
                                                             Fund           Fund
                                                         -----------     -----------
Investment Income:
    Interest income ..................................   $    53,177     $    98,843
    Dividend income ..................................        26,208          78,683
                                                         -----------     -----------
        Total ........................................        79,385         177,526
                                                         -----------     -----------
Expenses:
    Management fees (Note 2) .........................        22,633          25,076
    Transfer agent fees ..............................         5,663           5,348
    Accounting services ..............................        14,372           9,767
    Custodian fees ...................................         6,811           2,896
    Legal and audit fees .............................         2,978           3,141
    Trustees fees ....................................         1,120           1,001
    Insurance ........................................            56              48
    Printing .........................................         1,077             726
    Registration & dues ..............................         2,369           2,651
    Standard & Poor's licensing fees .................           529              --
    Amortization of deferred organizational costs ....         1,247           2,538
                                                         -----------     -----------
        Total expenses ...............................        58,855          53,192
                                                         -----------     -----------
             Less reimbursement from manager (Note 2)        (29,432)        (13,170)
                                                         -----------     -----------
        Net expenses .................................        29,423          40,022
                                                         -----------     -----------
             Net investment income ...................        49,962         137,504
                                                         -----------     -----------

Realized and Unrealized Gain on Investments:
    Net realized gain from security transactions .....       144,676           2,459
    Net realized gain (loss) from futures contracts ..       (39,485)        209,900
    Change in unrealized appreciation of investments .       432,896         857,466
    Change in unrealized gain from futures contracts .        33,857          54,425
                                                         -----------     -----------
    Net realized and unrealized gain on
        investments ..................................       571,944       1,124,250
                                                         -----------     -----------
    Net increase in net assets resulting
        from operations ..............................   $   621,906     $ 1,261,754
                                                         ===========     ===========

                 See accompanying notes to financial statements

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                    California Tax-Free               California Tax-Free
                                                     Money Market Fund                    Income Fund
                                               -----------------------------     -----------------------------
                                             Six Months Ended    Year Ended    Six Months Ended    Year Ended
                                             February 28, 1998   August 31,    February 28, 1998   August 31,
                                                (Unaudited)         1997          (Unaudited)         1997
                                               ------------     ------------     ------------     ------------
OPERATIONS:
   Net investment income ..................    $  1,658,388     $  2,947,243     $  4,820,069     $  9,627,463
   Net realized gain on investments .......              --            5,971          479,348        3,204,625
   Increase in unrealized
      appreciation of investments .........              --               --        6,325,965        6,012,149
                                               ------------     ------------     ------------     ------------
   Net increase in net
      assets resulting from operations ....       1,658,388        2,953,214       11,625,382       18,844,237
   Undistributed investment income
      included in price of shares sold
      and repurchased .....................              --               --           53,706           84,784
DISTRIBUTIONS TO
  SHAREHOLDERS:
   Distributions from net investment
      income ..............................      (1,658,388)      (2,947,243)      (4,937,921)      (9,602,319)
   Distributions from realized capital
      gains on investments ................              --               --       (3,103,352)              --
CAPITAL SHARE
  TRANSACTIONS:
   Increase (decrease) in net assets
     resulting from capital share
       transactions .......................       9,606,577      (10,589,839)      11,387,309        7,946,108
                                               ------------     ------------     ------------     ------------
   Total increase (decrease) ..............       9,606,577      (10,583,868)      15,025,124       17,272,810
NET ASSETS
   Beginning of period ....................      92,818,189      103,402,057      212,198,393      194,925,583
                                               ------------     ------------     ------------     ------------
   End of period ..........................    $102,424,766     $ 92,818,189     $227,223,517     $212,198,393
                                               ============     ============     ============     ============

   *  Including undistributed net
      investment income of: ...............    $         --     $         --     $     55,913     $    111,572
                                               ============     ============     ============     ============

                 See accompanying notes to financial statements

                                                    California Insured                  U.S. Government
                                                    Intermediate Fund                   Securities Fund
                                               -----------------------------     -----------------------------
                                             Six Months Ended    Year Ended    Six Months Ended    Year Ended
                                             February 28, 1998   August 31,    February 28, 1998   August 31,
                                                (Unaudited)         1997          (Unaudited)          1997
                                               ------------     ------------     ------------     ------------
OPERATIONS:
   Net investment income ..................    $    474,927     $  1,077,425     $    920,703     $  1,814,151
   Net realized gain on investments .......         205,608          130,038          271,553          181,246
   Increase in unrealized
      appreciation of investments .........         161,187          552,302        1,172,946          889,918
                                               ------------     ------------     ------------     ------------
   Net increase in net
      assets resulting from operations ....         841,722        1,759,765        2,365,202        2,885,315
   Undistributed investment income
      included in price of shares sold
        and repurchased ...................          (4,148)          (6,547)           7,123             (875)
DISTRIBUTIONS TO
  SHAREHOLDERS:
   Distributions from net investment
      income ..............................        (481,075)      (1,068,379)        (967,748)      (1,804,334)
   Distributions from realized capital
      gains on investments ................        (110,654)              --         (219,220)        (401,287)
CAPITAL SHARE
  TRANSACTIONS:
   Increase (decrease) in net assets
     resulting from capital share
       transactions .......................      (2,542,183)        (501,814)       2,927,961        1,510,204
                                               ------------     ------------     ------------     ------------
   Total increase (decrease) ..............      (2,296,338)         183,025        4,113,318        2,189,023
NET ASSETS
   Beginning of period ....................      24,389,754       24,206,729       31,276,787       29,087,764
                                               ------------     ------------     ------------     ------------
   End of period ..........................    $ 22,093,416     $ 24,389,754     $ 35,390,105     $ 31,276,787
                                               ============     ============     ============     ============

   *  Including undistributed net
      investment income of: ...............    $      4,951     $     10,249     $     11,504     $     51,427
                                               ============     ============     ============     ============

                 See accompanying notes to financial statements

                                                    The United States
                                                      Treasury Trust
                                               -----------------------------
                                             Six Months Ended       Year Ended
                                             February 28, 1998      August 31,
                                                (Unaudited)            1997
                                               -------------      -------------
OPERATIONS:
   Net investment income .................     $   1,136,052      $   2,030,379
   Net realized gain on investments ......             2,631             (1,524)
                                               -------------      -------------
   Net increase in net
      assets resulting from operations ...         1,138,683          2,028,855

DISTRIBUTIONS TO
  SHAREHOLDERS:
   Distributions from net investment
      income .............................        (1,136,053)        (2,030,379)
   Distributions from realized capital
      gains on investments ...............                --                 --
CAPITAL SHARE
  TRANSACTIONS:
   Increase (decrease) in net assets
     resulting from capital share
       transactions ......................       (66,725,467)        66,607,794
                                               -------------      -------------
   Total increase (decrease) .............       (66,722,837)        66,606,270
NET ASSETS
   Beginning of period ...................       104,508,976         37,902,706
                                               -------------      -------------
   End of period* ........................     $  37,786,139      $ 104,508,976
                                               =============      =============

   *  Including undistributed net
      investment income of: ..............     $          --      $          --
                                               =============      =============

                 See accompanying notes to financial statements

                                                          S&P 500                          S&P MidCap
                                                        Index Fund                         Index Fund
                                               -----------------------------     -----------------------------
                                             Six Months Ended    Year Ended    Six Months Ended    Year Ended
                                             February 28, 1998   August 31,    February 28, 1998   August 31,
                                                (Unaudited)         1997          (Unaudited)          1997
                                               ------------     ------------     ------------     ------------
OPERATIONS:
   Net investment income ..................    $    657,883     $  1,241,962     $    316,467     $    545,773
   Net realized gain on investments .......         160,381          217,651        1,276,283        2,948,458
   Net realized gain on
      futures contracts ...................         499,458        1,325,380          423,920          534,845
   Increase in unrealized
      appreciation of investments .........      11,424,890       15,741,854        4,066,944        7,983,701
   Increase in unrealized
      appreciation of futures contracts ...         168,995          354,370           42,780          324,290
                                               ------------     ------------     ------------     ------------
   Net increase in net
      assets resulting from operations ....      12,911,607       18,881,217        6,126,394       12,337,067
   Undistributed investment income
     included in price of shares sold
       and repurchased ....................           7,400           23,729              960            1,875
DISTRIBUTIONS TO
  SHAREHOLDERS:
   Distributions from net investment
      income ..............................        (555,850)      (1,199,941)        (314,153)        (531,399)
   Distributions from realized capital
      gains on investments ................      (1,420,007)        (870,328)      (3,571,025)      (1,714,021)
CAPITAL SHARE
  TRANSACTIONS:
   Increase in net assets
     resulting from capital share
       transactions .......................       6,057,176       11,175,794        4,307,761        2,618,293
                                               ------------     ------------     ------------     ------------
   Total increase .........................      17,000,326       28,010,471        6,549,937       12,711,815
NET ASSETS
   Beginning of period ....................      71,859,869       43,849,398       46,270,901       33,559,086
                                               ------------     ------------     ------------     ------------
   End of period ..........................    $ 88,860,195     $ 71,859,869     $ 52,820,838     $ 46,270,901
                                               ============     ============     ============     ============

   *  Including undistributed net
      investment income of: ...............    $    217,802     $    108,369     $    102,135     $     98,859
                                               ============     ============     ============     ============

                 See accompanying notes to financial statements

                                                         S&P SmallCap                              Equity
                                                          Index Fund                             Income Fund
                                               -------------------------------       --------------------------------
                                             Six Months Ended   October 2, 1996*    Six Months Ended  September 2, 1996*
                                             February 28, 1998     August 31,      February 28, 1998      August 31,
                                                (Unaudited)           1997            (Unaudited)            1997
                                               ------------       ------------       ------------        ------------
OPERATIONS:
   Net investment income ..................    $    49,962       $    58,804         $    137,504         $   146,075
   Net realized gain on investments .......        144,676            60,141                2,459               1,693
   Net realized gain (loss) on
      futures contracts ...................        (39,485)          165,958              209,900             200,285
   Increase in unrealized
      appreciation of investments .........        432,896           548,862              857,466             764,392
   Increase in unrealized
      appreciation of futures contracts ...         33,857            49,883               54,425             108,345
                                               -----------       -----------         ------------         -----------
   Net increase in net
      assets resulting from operations ....        621,906           883,648            1,261,754           1,220,790
   Undistributed investment income
     included in price of shares sold
       and repurchased ....................          7,552            13,450                 (513)             31,249
DISTRIBUTIONS TO
  SHAREHOLDERS:
   Distributions from net investment
      income ..............................        (56,746)          (58,486)            (142,980)           (126,024)
   Distributions from realized capital
      gains on investments ................       (301,178)               --             (304,322)            (53,691)
CAPITAL SHARE
  TRANSACTIONS:
   Increase (decrease) in net assets
     resulting from capital share
       transactions .......................      3,680,354         5,094,309             (235,270)          8,674,195
                                               -----------       -----------         ------------         -----------
   Total increase .........................      3,951,888         5,932,921              578,669           9,746,519
NET ASSETS
   Beginning of period ....................      5,932,921                --            9,746,519                  --
                                               -----------       -----------         ------------         -----------
   End of period ..........................    $ 9,884,809       $ 5,932,921           10,325,188           9,746,519
                                               ===========       ===========         ============         ===========

   **  Including undistributed net
       investment income of: ..............    $    14,536       $    13,768         $     45,309         $    51,300
                                               ===========       ===========         ============         ===========

   *  Commencement of Operations

                 See accompanying notes to financial statements

                                                          California Tax Free Income Fund
                                         ---------------------------------------------------------------
                                                Six Months Ended
                                               February 28, 1998                    Year Ended
                                                  (Unaudited)                     August 31, 1997
                                         ----------------------------     ------------------------------
                                            Shares           Value           Shares            Value
                                         -----------     ------------     ------------     -------------
Shares sold .........................      6,857,263     $ 89,073,706       15,518,073     $ 195,235,391
Shares issued in reinvestment of
   dividends ........................        435,769        5,624,280          556,169         7,038,369
                                         -----------     ------------     ------------     -------------
                                           7,293,032       94,697,986       16,074,242       202,273,760
Shares repurchase ...................     (6,405,923)     (83,310,677)     (15,411,321)     (194,327,652)
                                         -----------     ------------     ------------     -------------
   Net increase .....................        887,109     $ 11,387,309          662,921     $   7,946,108
                                         ===========     ============     ============     =============

                                                        California Insured Intermediate Fund
                                         ---------------------------------------------------------------
                                                Six Months Ended
                                               February 28, 1998                    Year Ended
                                                  (Unaudited)                     August 31, 1997
                                         ----------------------------     ------------------------------
                                            Shares           Value           Shares            Value
                                         -----------     ------------     ------------     -------------
Shares sold .........................        113,749     $  1,228,837          553,257     $   5,868,595
Shares issued in reinvestment of
   dividends ........................         33,424          358,819           65,488           694,600
                                         -----------     ------------     ------------     -------------
                                             147,173        1,587,656          618,745         6,563,195
Shares repurchased ..................       (383,068)      (4,129,839)        (665,994)       (7,065,009)
                                         -----------     ------------     ------------     -------------
   Net increase .....................       (235,895)    $ (2,542,183)         (47,249)    $    (501,814)
                                         ===========     ============     ============     =============

                                             California Tax-Free                The United States
                                              Money Market Fund                   Treasury Trust
                                         ----------------------------     ------------------------------
                                       Six Months Ended                 Six Months Ended
                                       February 28, 1998  Year Ended    February 28, 1998   Year Ended
                                          (Unaudited)   August 31, 1997    (Unaudited)    August 31, 1997
                                         Shares/Value    Shares/Value     Shares/Value     Shares/Value
                                         -----------     ------------     ------------     -------------
Shares sold .........................    159,307,615      227,563,107       62,967,617     $ 177,112,223
Shares issued in reinvestment of
   dividends ........................      1,380,518        2,752,018          929,617         1,911,369
                                         -----------     ------------     ------------     -------------
                                         160,688,133      230,315,125       63,897,234       179,023,592
Shares repurchased ..................   (151,081,556)    (240,904,964)    (130,622,701)     (112,415,798)
                                         -----------     ------------     ------------     -------------
   Net increase (decrease) ..........      9,606,577      (10,589,839)     (66,725,467)       66,607,794
                                         ===========     ============     ============     =============

                 See accompanying notes to financial statements


                                                         U.S. Government Securities Fund
                                         ---------------------------------------------------------------
                                                Six Months Ended
                                               February 28, 1998                    Year Ended
                                                  (Unaudited)                     August 31, 1997
                                         ----------------------------     ------------------------------
                                            Shares           Value           Shares            Value
                                         -----------     ------------     ------------     -------------
Shares sold .........................        810,779     $  8,707,352          902,210     $   9,397,314
Shares issued in reinvestment of
   dividends ........................         66,979          715,895          140,590         1,478,128
                                         -----------     ------------     ------------     -------------
                                             877,758        9,423,247        1,042,800        10,875,442
Shares repurchased ..................       (605,778)      (6,495,286)        (897,543)       (9,365,238)
                                         -----------     ------------     ------------     -------------
   Net increase .....................        271,980     $  2,927,961          145,257     $   1,510,204
                                         ===========     ============     ============     =============

                                                                S&P 500 Index Fund
                                         ---------------------------------------------------------------
                                                Six Months Ended
                                               February 28, 1998                    Year Ended
                                                  (Unaudited)                     August 31, 1997
                                         ----------------------------     ------------------------------
                                            Shares           Value           Shares            Value
                                         -----------     ------------     ------------     -------------
Shares sold .........................        415,721     $  8,773,081          995,232     $  17,627,409
Shares issued in reinvestment
   dividends ........................         90,291        1,884,605          116,363         1,976,364
                                         -----------     ------------     ------------     -------------
                                             506,012       10,657,686        1,111,595        19,603,773
Shares repurchased ..................       (220,931)      (4,600,510)        (475,659)       (8,427,979)
                                         -----------     ------------     ------------     -------------
   Net increase .....................        285,081     $  6,057,176          635,936     $  11,175,794
                                         ===========     ============     ============     =============

                                                                S&P MidCap Index Fund
                                         ---------------------------------------------------------------
                                                Six Months Ended
                                               February 28, 1998                    Year Ended
                                                  (Unaudited)                     August 31, 1997
                                         ----------------------------     ------------------------------
                                            Shares           Value           Shares            Value
                                         -----------     ------------     ------------     -------------
Shares sold .........................        148,474     $  2,801,024          393,161     $   6,202,187
Shares issued in reinvestment of
   dividends ........................        194,939        3,452,352          135,895         2,070,573
                                         -----------     ------------     ------------     -------------
                                             343,413        6,253,376          529,056         8,272,760
Shares repurchased ..................       (105,972)      (1,945,615)        (359,660)       (5,654,467)
                                         -----------     ------------     ------------     -------------
   Net increase .....................        237,441     $  4,307,761          169,396     $   2,618,293
                                         ===========     ============     ============     =============

                 See accompanying notes to financial statements

                                                               S&P SmallCap Index Fund
                                         ---------------------------------------------------------------
                                                Six Months Ended                 October 2, 1996*
                                               February 28, 1998                         to
                                                  (Unaudited)                     August 31, 1997
                                         ----------------------------     ------------------------------
                                            Shares           Value           Shares            Value
                                         -----------     ------------     ------------     -------------
Shares sold .........................        407,186     $  5,222,235          527,577     $   5,546,419
Shares issued in reinvestment of
   dividends ........................         28,505          343,780            5,093            52,289
                                         -----------     ------------     ------------     -------------
                                             435,691        5,566,015          532,670         5,598,708
Shares repurchased ..................       (154,229)      (1,885,661)         (48,460)         (504,399)
                                         -----------     ------------     ------------     -------------
   Net increase .....................        281,462     $  3,680,354          484,210     $   5,094,309
                                         ===========     ============     ============     =============

                                                                 Equity Income Fund
                                         ---------------------------------------------------------------
                                                Six Months Ended                 September 4, 1996*
                                               February 28, 1998                         to
                                                  (Unaudited)                     August 31, 1997
                                         ----------------------------     ------------------------------
                                            Shares           Value           Shares            Value
                                         -----------     ------------     ------------     -------------
Shares sold .........................        133,068     $  1,743,127          808,442     $   9,069,892
Shares issued in reinvestment of
   dividends ........................         33,482          432,988           15,282           172,099
                                         -----------     ------------     ------------     -------------
                                             166,550        2,176,115          823,724         9,241,991
Shares repurchased ..................       (188,755)      (2,411,385)         (52,657)         (567,796)
                                         -----------     ------------     ------------     -------------
   Net increase (decrease) ..........        (22,205)    $   (235,270)         771,067     $   8,674,195
                                         ===========     ============     ============     =============

*  Commencement of Operations

                 See accompanying notes to financial statements

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                                                    California Tax-Free Money Market Fund
                                              -------------------------------------------------------------------------------
                                         Six Months Ended   Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                         February 28, 1998  August 31,    August 31,    August 31,    August 31,    August 31,
                                            (Unaudited)        1997          1996          1995          1994          1993
                                              --------       --------      --------      --------      --------      --------
Net asset value, beginning of period .....    $  1.000       $  1.000      $  1.000      $  1.000      $  1.000      $  1.000
                                              --------       --------      --------      --------      --------      --------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income .................        .016          0.031         0.032         0.032         0.022         0.022
   LESS DISTRIBUTIONS
   Dividends from net investment
      income .............................      (0.016)        (0.031)       (0.032)       (0.032)       (0.022)       (0.022)
                                              --------       --------      --------      --------      --------      --------
Net asset value, end of period ...........    $  1.000       $  1.000      $  1.000      $  1.000      $  1.000      $  1.000
                                              ========       ========      ========      ========      ========      ========

Total Return .............................        1.62%          3.09%         3.26%         3.27%         2.18%         2.27%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ..    $102,425       $ 92,818      $103,402      $ 80,412      $ 85,935      $ 58,754
   Ratio of expenses to average net
       assets:
          Before expense reimbursements ..        0.59%*         0.61%         0.61%         0.66%         0.68%         0.39%
          After expense reimbursements ...        0.40%*         0.40%         0.40%         0.40%         0.35%         0.24%
   Ratio of net investment income to
       average net assets:
          Before expense reimbursements ..        2.85%*         2.86%         2.90%         2.97%         1.83%         2.10%
          After expense reimbursements ...        3.04%*         3.07%         3.11%         3.23%         2.16%         2.25%

               See accompanying notes to the financial statements

* Annualized

                (For a share outstanding throughout each period)


                                              -------------------------------------------------------------------------------
                                         Six Months Ended   Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                         February 28, 1998  August 31,    August 31,    August 31,    August 31,    August 31,
                                            (Unaudited)        1997          1996          1995          1994          1993
                                              --------       --------      --------      --------      --------      --------
Net asset value, beginning of period .....    $  12.86       $  12.31      $  12.22      $  12.17      $  13.39      $  12.42
                                              --------       --------      --------      --------      --------      --------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income .................        0.28           0.60          0.62          0.61          0.65          0.69
   Net gain (loss) on securities (both
      realized and unrealized) ...........        0.39           0.54          0.09          0.30         (0.92)         1.04
                                              --------       --------      --------      --------      --------      --------
         Total from investment operations         0.67           1.14          0.71          0.91         (0.27)         1.73
                                              --------       --------      --------      --------      --------      --------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income .............................       (0.28)         (0.59)        (0.62)        (0.66)        (0.66)        (0.68)
   Distributions from capital gains ......       (0.18)            --            --         (0.20)        (0.29)        (0.08)
                                              --------       --------      --------      --------      --------      --------
         Total distributions .............       (0.46)         (0.59)        (0.62)        (0.86)        (0.95)        (0.76)
                                              --------       --------      --------      --------      --------      --------
Net asset value, end of period ...........    $  13.07       $  12.86      $  12.31      $  12.22      $  12.17      $  13.39
                                              ========       ========      ========      ========      ========      ========

Total Return .............................        5.45%          9.48%         5.40%         8.01%        (2.15)%       14.55%

RATIOS/SUPPLEMENTAL DATA

   Net assets, end of period (in 000's) ..    $227,224       $212,198      $194,926      $196,046      $225,087      $274,325
   Ratio of expenses to average net
       assets:
          Before expense reimbursements ..        0.60%*         0.59%         0.60%         0.62%         0.60%         0.60%
          After expense reimbursements ...        0.60%*         0.59%         0.60%         0.62%         0.60%         0.60%
   Ratio of net investment income to
       average net assets:
          Before expense reimbursements ..        4.48%*         4.75%         4.96%         5.13%         5.09%         5.41%
          After expense reimbursements ...        4.48%*         4.75%         4.96%         5.13%         5.09%         5.41%
   Portfolio Turnover ....................        4.39%*        34.96%        10.34%        32.21%        31.27%        25.42%

* Annualized

               See accompanying notes to the financial statements

                (For a share outstanding throughout each period)

                                                                    California Insured Intermediate Fund
                                              -------------------------------------------------------------------------------
                                                                                                                     October
                                         Six Months Ended   Year Ended    Year Ended    Year Ended    Year Ended    1992** to
                                         February 28, 1998  August 31,    August 31,    August 31,    August 31,    August 31,
                                            (Unaudited)        1997          1996          1995          1994          1993
                                              --------       --------      --------      --------      --------      --------
Net asset value, beginning of period .....    $  10.72       $  10.42      $  10.49      $  10.23      $  10.65      $  10.00
                                              --------       --------      --------      --------      --------      --------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income .................        0.24           0.45          0.46          0.44          0.44          0.40
   Net gain (loss) on securities (both
     realized and unrealized) ............        0.16           0.30         (0.07)         0.30         (0.42)         0.61
                                              --------       --------      --------      --------      --------      --------
        Total from investment operations ..       0.40           0.75          0.39          0.74          0.02          1.01
                                              --------       --------      --------      --------      --------      --------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income .............................       (0.24)         (0.45)        (0.46)        (0.48)        (0.44)        (0.36)
   Distributions from capital gains ......       (0.05)            --            --            --            --            --
                                              --------       --------      --------      --------      --------      --------
         Total distributions .............       (0.29)         (0.45)        (0.46)        (0.48)        (0.44)        (0.36)
                                              --------       --------      --------      --------      --------      --------
Net asset value, end of period ...........    $  10.83       $  10.72      $  10.42      $  10.49      $  10.23      $  10.65
                                              ========       ========      ========      ========      ========      ========
Total Return .............................        3.63%          7.34%         3.75%         7.46%         0.23%        11.91%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ..    $ 22,093       $ 24,390      $ 24,207      $ 23,515      $ 21,800      $ 11,145
   Ratio of expenses to average net
       assets:
          Before expense reimbursements ..        0.75%*         0.70%         0.70%         0.76%         0.88%         2.00%*
          After expense reimbursements ...        0.55%*         0.55%         0.55%         0.60%         0.46%         0.16%*
   Ratio of net investment income to
       average net assets:
          Before expense reimbursements ..        3.93%*         4.12%         4.22%         4.19%         3.77%         2.75%*
          After expense reimbursements ...        4.13%*         4.27%         4.37%         4.35%         4.19%         4.59%*
   Portfolio Turnover ....................       13.32%*        32.11%        36.08%        43.56%         8.91%           --

* Annualized
** Commencement of operations

               See accompanying notes to the financial statements

                (For a share outstanding throughout each period)

                                                                      U.S. Government Securities Fund
                                              -------------------------------------------------------------------------------
                                         Six Months Ended   Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                         February 28, 1998  August 31,    August 31,    August 31,    August 31,    August 31,
                                            (Unaudited)        1997          1996          1995          1994          1993
                                              --------       --------      --------      --------      --------      --------
Net asset value, beginning of period .....    $  10.38       $  10.15      $  10.66      $  10.30      $  11.76      $  10.52
                                              --------       --------      --------      --------      --------      --------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income .................        0.31           0.64          0.66          0.70          0.67          0.71
   Net gain (loss) on securities (both
      realized and unrealized) ...........        0.45           0.36         (0.51)         0.41         (1.40)         1.29
                                              --------       --------      --------      --------      --------      --------
         Total from investment operations         0.76           1.00          0.15          1.11         (0.73)         2.00
                                              --------       --------      --------      --------      --------      --------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income .............................       (0.29)         (0.63)        (0.66)        (0.75)        (0.67)        (0.71)
   Distributions from capital gains ......       (0.07)         (0.14)           --            --         (0.06)        (0.05)
                                              --------       --------      --------      --------      --------      --------
         Total distributions .............       (0.36)         (0.77)        (0.66)        (0.75)        (0.73)        (0.76)
                                              --------       --------      --------      --------      --------      --------
Net asset value, end of period ...........    $  10.78       $  10.38      $  10.15      $  10.66      $  10.30      $  11.76
                                              ========       ========      ========      ========      ========      ========

Total Return .............................        7.66%         10.00%         1.26%        11.42%        (6.44)%       20.09%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ..    $ 35,390       $ 31,277      $ 29,088      $ 29,884      $ 30,228      $ 35,787
   Ratio of expenses to average net
       assets:
          Before expense reimbursements ..        0.70%*         0.69%         0.71%         0.75%         0.73%         0.75%
          After expense reimbursements ...        0.65%*         0.65%         0.65%         0.64%         0.62%         0.52%
   Ratio of net investment income to
       average net assets:
          Before expense reimbursements ..        5.56%*         6.00%         6.10%         6.72%         5.99%         6.32%
          After expense reimbursements ...        5.61%*         6.04%         6.16%         6.83%         6.10%         6.55%
   Portfolio Turnover ....................                     170.76%        89.11%       169.83%       129.06%        52.30%

* Annualized

               See accompanying notes to the financial statements

                (For a share outstanding throughout each period)


                                              -------------------------------------------------------------------------------
                                         Six Months Ended   Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                         February 28, 1998  August 31,    August 31,    August 31,    August 31,    August 31,
                                            (Unaudited)        1997          1996          1995          1994          1993
                                              --------       --------      --------      --------      --------      --------
Net asset value, beginning of period .....    $  1.000       $  1.000      $  1.000      $  1.000      $  1.000      $  1.000
                                              --------       --------      --------      --------      --------      --------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income .................       0.030          0.048         0.050         0.050         0.031         0.028
   LESS DISTRIBUTIONS
   Dividends from net investment
      income .............................      (0.030)        (0.048)       (0.050)       (0.050)       (0.031)       (0.028)
                                              --------       --------      --------      --------      --------      --------
Net asset value, end of period ...........    $  1.000       $  1.000      $  1.000      $  1.000      $  1.000      $  1.000
                                              ========       ========      ========      ========      ========      ========

Total Return .............................        3.03%          4.92%         5.11%         5.10%         3.11%         2.86%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ..    $ 37,786       $104,509      $ 37,903      $ 29,797      $ 19,268      $ 28,449
   Ratio of expenses to average net
       assets:
          Before expense reimbursements ..        0.65%*         0.64%         0.66%         0.72%         0.75%         0.65%
          After expense reimbursements ...        0.40%*         0.40%         0.43%         0.50%         0.52%         0.32%
   Ratio of net investment income to
       average net assets:
          Before expense reimbursements ..        4.54%*         4.58%         4.60%         4.75%         2.62%         2.43%
          After expense reimbursements ...        4.79%*         4.82%         4.83%         4.97%         2.85%         2.76%

* Annualized

               See accompanying notes to the financial statements

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                                                              S&P 500 Index Fund
                                              -------------------------------------------------------------------------------
                                                                                                                    April 20,
                                         Six Months Ended   Year Ended    Year Ended    Year Ended    Year Ended    1992** to
                                         February 28, 1998  August 31,    August 31,    August 31,    August 31,    August 31,
                                            (Unaudited)        1997          1996          1995          1994          1993
                                              --------       --------      --------      --------      --------      --------
Net asset value, beginning of period .....    $  19.98       $  14.81      $  13.31      $  11.38      $  11.25      $  10.09
                                              --------       --------      --------      --------      --------      --------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income .................        0.12           0.38          0.36          0.39          0.30          0.30
   Net gain on securities (both
     realized and unrealized) ............        3.30           5.44          2.05          1.94          0.26          1.16
                                              --------       --------      --------      --------      --------      --------
        Total from investment operations ..       3.42           5.82          2.41          2.33          0.56          1.46
                                              --------       --------      --------      --------      --------      --------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income .............................       (0.14)         (0.37)        (0.37)        (0.37)        (0.30)        (0.30)
   Distributions from capital gains ......       (0.37)         (0.28)        (0.54)        (0.03)        (0.13)           --
                                              --------       --------      --------      --------      --------      --------
         Total distributions .............       (0.51)         (0.65)        (0.91)        (0.40)        (0.43)        (0.30)
                                              --------       --------      --------      --------      --------      --------
Net asset value, end of period ...........    $  22.89       $  19.98      $  14.81      $  13.31      $  11.38      $  11.25
                                              ========       ========      ========      ========      ========      ========

Total Return .............................       17.63%         40.19%        18.63%        21.06%         5.17%        14.77%

RATIOS/SUPPLEMENTAL DATA

   Net assets, end of period (in 000's) ..    $ 88,860       $ 71,860      $ 43,849      $ 21,800      $ 14,830      $ 11,352
   Ratio of expenses to average net
       assets:
          Before expense reimbursements ..        0.38%*         0.46%         0.57%         1.04%         1.01%         1.41%
          After expense reimbursements ...        0.20%*         0.20%         0.20%         0.20%         0.20          0.09%
   Ratio of net investment income to
       average net assets:
          Before expense reimbursements ..        1.50%*         1.85%         2.13%         2.40%         1.95%         1.54%
          After expense reimbursements ...        1.68%*         2.11%         2.50%         3.24%         2.76%         2.86%
   Portfolio Turnover ....................        0.58%*         2.10%         1.87%         3.68%         1.22%         8.46%
  Average per share broker commissions (1)    $ 0.0301       $ 0.0300      $ 0.0284

(1) not required prior to August 31, 1995
 *  Annualized
**  Commencement of Operations

               See accompanying notes to the financial statements

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                                                           S&P MidCap Index Fund
                                             -------------------------------------------------------------------------------
                                                                                                                     April 20,
                                         Six Months Ended   Year Ended    Year Ended    Year Ended    Year Ended    1992** to
                                         February 28, 1998  August 31,    August 31,    August 31,    August 31,    August 31,
                                            (Unaudited)        1997          1996          1995          1994          1993
                                             --------       --------      --------      --------      --------      --------
Net asset value, beginning of period .....    $  18.57       $  14.45      $  13.82      $  12.21      $  12.23      $  10.12
                                              --------       --------      --------      --------      --------      --------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income .................        0.12           0.22          0.24          0.26          0.22          0.25
   Net gain on securities (both
      realized and unrealized) ...........        2.09           4.85          1.33          2.04          0.22          2.11
                                              --------       --------      --------      --------      --------      --------
         Total from investment operations         2.21           5.07          1.57          2.30          0.44          2.36
                                              --------       --------      --------      --------      --------      --------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income .............................       (0.12)         (0.22)        (0.25)        (0.25)        (0.22)        (0.25
   Distributions from capital gains ......       (1.31)         (0.73)        (0.69)        (0.44)        (0.24)           --
                                              --------       --------      --------      --------      --------      --------
Total distributions ......................       (1.43)         (0.95)        (0.94)        (0.69)        (0.46)        (0.25)
                                              --------       --------      --------      --------      --------      --------
Net asset value, end of period ...........    $  19.35       $  18.57      $  14.45      $  13.82      $  12.21      $  12.23
                                              ========       ========      ========      ========      ========      ========
Total Return .............................       13.25%         36.63%        11.77%        20.24%         3.75%        23.64%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ..    $ 52.821        $ 46,271     $ 33,559      $ 26,168      $ 21,789      $ 16,243
   Ratio of expenses to average net
       assets:
          Before expense reimbursements ..        0.56%*         0.61%         0.71%         0.80%         0.97%         1.36%
          After expense reimbursements ...        0.40%*         0.40%         0.40%         0.40%         0.40%         0.17%
   Ratio of net investment income (loss) to
       average net assets:
          Before expense reimbursements ..        1.14%*         1.19%         1.38%         1.70%         1.30%         0.97%
          After expense reimbursements ...        1.30%*         1.40%         1.69%         2.10%         1.87%         2.16%
   Portfolio Turnover ....................        6.81%*        17.80%        18.18%        11.71%        15.01%         8.16%
   Average per share broker commissions (1)   $ 0.0299       $ 0.0266      $ 0.0214

(1) Not required before August 31, 1995
 *  Annualized
**  Commencement of Operations

               See accompanying notes to the financial statements

                (For a share outstanding throughout the period)

                                                 S&P SmallCap Index Fund                  Equity Income Fund
                                               ---------------------------           ----------------------------
                                           Six months Ended      October 2,      Six months Ended      September 4,
                                           February 28, 1998      1996* to       February 28, 1998       1996* to
                                              (Unaudited)     August 31, 1997       (Unaudited)      August 31, 1997
                                               --------           --------           --------            --------
Net asset value, beginning of period ......    $  12.25           $  10.00           $  12.64            $  10.00
                                               --------           --------           --------            --------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income ..................        0.08               0.23               0.20                0.39
   Net gain on securities (both
      realized and unrealized) ............        1.04               2.22               1.55                2.84
                                               --------           --------           --------            --------
         Total from investment operations .        1.12               2.45               1.75                3.23
                                               --------           --------           --------            --------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ..............................       (0.07)             (0.20)             (0.19)              (0.32)
   Distributions from capital gains .......       (0.39)                --              (0.41)              (0.27)
                                               --------           --------           --------            --------
Total distributions .......................       (0.46)             (0.20)             (0.60)              (0.59)
                                               --------           --------           --------            --------
Net asset value, end of period ............    $  12.91           $  12.25           $  13.79            $  12.64
                                               ========           ========           ========            ========
Total Return ..............................      .9.50%              24.86%             14.20%              33.28%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ...    $  9,885           $  5,933           $ 10,325            $  9,747
   Ratio of expenses to average net
       assets:
          Before expense reimbursements ...        1.30%**            2.32%**            1.06%**             1.55%**
          After expense reimbursements ....        0.65%**            0.65%**            0.80%**             0.76%**
   Ratio of net investment income (loss) to
       average net assets:
          Before expense reimbursements ...        0.45%**            0.27%**            2.48%**             2.48%**
          After expense reimbursements ....        1.10%**            1.94%**            2.74%**             3.27%**
   Portfolio Turnover .....................       10.23%             19.99%**            9.42%               2.80%**
   Average per share broker commission ....    $ 0.0302           $ 0.1219           $ 0.0301            $ 0.0300

**  Annualized
 *  Commencement of Operations

               See accompanying notes to the financial statements

                          CALIFORNIA INVESTMENT TRUST

                         NOTES TO FINANCIAL STATEMENTS
                               February 28, 1998
                                  (Unaudited)


NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     California Tax-Free Money Market Fund, California Tax-Free Income Fund and California Insured Intermediate Fund are three separate series of shares of beneficial interest of California Investment Trust. U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund and S&P MidCap Index Fund are separate series of shares of beneficial interest of California Investment Trust II. Both Trusts are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. Both Trusts were organized as Massachusetts business trusts on September 11, 1985 and are authorized to issue an unlimited number of no par value shares in one or more series. The following is a summary of significant accounting policies followed by the Funds.

          (a) Security Valuation --- Portfolio securities of the S&P 500 and S&P MidCap Index Funds listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund, California Insured Intermediate Fund and the U.S. Government Securities Fund are valued by an independent pricing service that uses market quotations, representing the mean between the latest available bid and asked prices, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Trustees. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. California Tax-Free Money Market Fund and The United States Treasury Trust securities are valued at amortized cost which the Board of Trustees has determined in good faith to constitute fair value.

          (b) Futures Contracts --- Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The S&P 500 Index Fund and S&P MidCap Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

          (c) Federal Income Taxes --- No provision is considered necessary for Federal income taxes. The Funds intend to qualify for an elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. California Tax-Free Money Market Fund has capital loss carryovers available to offset future gains, if any, of approximately $36,000 which expire

                          CALIFORNIA INVESTMENT TRUST

                               February 28, 1998
                                  (Unaudited)


NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     as follows,  $12,000 in 1996,  $8,000 in 1997,  $10,000 in 1999,  $4,000 in
     2000, and $2,000 in 2003. The California Tax-Free Income Fund and the California Insured Intermediate Fund have capital loss carryovers of approximately $339,000 and $84,000 respectively, which expires in 2003.

          (d) Security Transactions, Investment Income and Distributions to Shareholders --- Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with tax regulations. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, and S&P MidCap Index Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures contracts and post October capital losses. For the California Tax-Free Money Market Fund and The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The two Funds intend to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

          (e) Equalization --- The California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund and S&P MidCap Index Fund follow the accounting practice of "equalization" whereby part of the proceeds from capital share transactions equivalent to a proportionate share of the distributable investment income on the date of the transaction, is transferred to or from the undistributed net investment income account. Undistributed net investment income is therefore unaffected by capital share transactions.

          (f) Concentration --- The California Tax-Free Income Fund, the California Insured Intermediate Fund and the California Tax-Free Money Market Fund invest in debt instruments of municipal issuers. The issuer's abilities to meet their obligations may be affected by economic developments in the state of California.

NOTE 2 --- INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

     CCM Partners ("CCM"), a California Limited Partnership, provides each Fund with management and administrative services pursuant to a Management Agreement.

     In accordance with the terms of the management agreements with California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, CCM receives compensation at the annual rate of 0.50% of the Funds' average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, CCM receives as compensation at the annual rate of .25% and .40%, respectively, of the Funds' average daily net assets. CCM has agreed to reduce its fee by, or reimburse the Funds for, any amount necessary to prevent the Funds' total expenses, excluding extraordinary items, from exceeding 1.00% of the Funds' average daily net assets. The manager has voluntarily reimbursed more expenses than contractually obliged. This voluntary reimbursement may cease at any time without prior notice. Reimbursement from the manager for the six month period

                          CALIFORNIA INVESTMENT TRUST

                               February 28, 1998
                                  (Unaudited)

NOTE 2 ---  INVESTMENT  MANAGEMENT  FEE AND  OTHER  RELATED  PARTY  TRANSACTIONS
            (CONTINUED)

ended February 28, 1998, is as follows:

          California Tax-Free Money Market Fund .......    $104,914
          California Insured Intermediate Fund ........    $ 22,782
          U.S. Government Securities Fund .............    $  7,770
          The United States Treasury Trust ............    $ 58,245
          S&P 500 Index Fund ..........................    $ 71,825
          S&P MidCap Index Fund .......................    $ 39,077
          S&P Smallcap Fund ...........................    $ 29,432
          Equity Income Fund ..........................    $ 13,170

     CCM has retained Bank of America NT&SA to act as Sub-Advisor to the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund and Equity Income Fund, subject to supervision by the Manager and the Trust's Board of Trustees. Under the Sub-Advisory Agreement, the Sub-Advisor is responsible for the actual management of each Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Sub-Advisor. The Sub-Advisor makes all the investment decisions and places transactions accordingly. In the case of the S&P 500 Index Fund, CCM compensates the Sub-Advisor at an annual rate of 0.10% on net assets up to $50 million and 0.05% of net assets above $50 million. CCM Partners compensates the Sub-Advisor at a rate of 0.15%, 0.10%, and 0.10% of net assets for the Equity Income Fund, S&P MidCap Index Fund and the S&P SmallCap Index Fund, respectively.

     Certain officers and trustees of the Trust are also partners of CCM.

NOTE 3 --- PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities other than short-term investments during the period ended February 28, 1998 were as follows:

                                                    PURCHASES        SALES
                                                   -----------    -----------
   California Tax-Free Income Fund ............    $19,999,595    $12,588,574
   California Insured Tax-Free Income Fund ....    $ 3,033,561    $ 5,415,534
   U.S. Government Securities Fund ............    $16,776,167    $13,484,898
   S&P 500 Index Fund .........................    $ 9,324,878    $   420,953
   S&P Midcap Index Fund ......................    $ 3,554,805    $ 2,979,157
   Equity Income Fund .........................    $   652,657    $   935,570
   S&P SmallCap Index Fund ....................    $ 3,275,188    $   742,686